     As filed with the Securities and Exchange Commission on July 1, 2004.
                                                             File No. 333-101950
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    -------
         Post-Effective Amendment No.   7                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.  397                                        [X]
                                ------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  _____  immediately upon filing pursuant to paragraph (b) of Rule 485
  __X__  on July 1, 2004, pursuant to paragraph (b) of Rule 485
  _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  _____  on __________, pursuant to paragraph (a)(1) of Rule 485
  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus for Series II and IIR of The BB&T Director Outlook variable annuity is incorporated in Part A of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-101950), as filed on April 5, 2004, and declared effective on May 3, 2004.

The Prospectus for Series II and IIR of The Huntington Director Outlook variable annuity is incorporated in Part A of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-101950), as filed on April 5, 2004, and declared effective on May 3, 2004.

                                    PART A

              SUPPLEMENT DATED JULY 1, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

  - BB&T SPECIAL OPPORTUNITIES EQUITY FUND SUB-ACCOUNT which purchases shares of BB&T Special Opportunities Equity Fund of Variable Insurance Funds

  - BB&T TOTAL RETURN BOND FUND SUB-ACCOUNT which purchases shares of BB&T Total Return Bond Fund of Variable Insurance Funds

The following fund expense information is added to the Annual Fund Operating Expenses table in alphabetical order:

                                                                    TOTAL ANNUAL
                                                                   FUND OPERATING
                                                                  EXPENSES (BEFORE                         TOTAL
                                                                  CONTRACTUAL FEE     CONTRACTUAL FEE     ANNUAL
                                                                     WAIVERS OR         WAIVERS OR         FUND
                                          MANAGEMENT    OTHER         EXPENSE            EXPENSE         OPERATING
                                             FEES      EXPENSES   REIMBURSEMENTS)     REIMBURSEMENTS     EXPENSES
------------------------------------------------------------------------------------------------------------------
BB&T Special Opportunities Equity Fund       0.80%       0.66%          1.46%               N/A            1.46%
BB&T Total Return Bond Fund                  0.60%       0.69%          1.29%               N/A            1.29%

The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

     BB&T Mid Cap Growth Fund, BB&T Capital Manager Equity Fund, BB&T Large Cap Value Fund, BB&T Large Company Growth Fund, BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund are diversified series of the Variable Insurance Funds, a Massachusetts business trust which is registered with the Securities and Exchange Commission as a open-end management investment company. BB&T Asset Management, Inc., located at 434 Fayetteville Street, Raleigh, NC 27601, serves as the investment adviser. Scott Stringfellow, Inc.
     909 E. Main Street, Richmond, VA 23219, serves as the investment sub-advisor for the BB&T Special Opportunities Equity Fund.

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:

     BB&T SPECIAL OPPORTUNITIES EQUITY FUND -- Seeks long-term capital appreciation by investing primarily in equity securities of mid- and large capitalization companies.

     BB&T TOTAL RETURN BOND FUND -- Seeks a high level of current income and a competitive total return by investing primarily in a diversified portfolio of corporate bonds, U.S. government securities and other fixed income securities.

The following is added as the last sentence in the last paragraph of "Appendix IV-Accumulation Unit Values:"

     There is no information for BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not yet commenced operations.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
     REFERENCE.


HV-4905

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
               SERIES II AND SERIES IIR OF BB&T DIRECTOR OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004 as amended July 1, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report dated February 25, 2004 except for Note 14, as to which the date is May 27, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $120,624,338; 2002: $118,321,429; and 2001: $122,929,007.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not yet commenced operations.

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
BB&T MID CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.937(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.133
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        295
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.064(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.284
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         23
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.933(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.126
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        186
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.061(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.278
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.762(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.874
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         18
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.091(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.249
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         15
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.758(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.868
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        148
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.088(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.244
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
BB&T LARGE CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.144(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.289
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,519
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.124(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.264
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        105
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.137(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.279
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        462
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.121(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.259
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          5
----------------------------------------------------------------
BB&T LARGE COMPANY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.817(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.935
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        132
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.090(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.245
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          9
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.813(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.929
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        256
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.087(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.239
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.000(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.095
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     11,037
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.849(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.928
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,494
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.847(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.926
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     17,220
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.843(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.920
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,462
----------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.362(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.371
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      8,103
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.323(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.330
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,667
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.321(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.328
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     17,783
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.315(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.319
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        494
----------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.218(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.540
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      7,051
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.759(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.958
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,331
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.758(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.956
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     29,509
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.754(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.950
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,170
----------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.701(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.818
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         93
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.698(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.813
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         59
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.695(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.809
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,725
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.693(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.806
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        303
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.003(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.157
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      5,350
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.022(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.177
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,974
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.020(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.175
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     15,077
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.015(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.167
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        630
----------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.000(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.073
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.000(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.073
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.000(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.073
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         66
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.000(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.072
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.829(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.962
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          9
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.826(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.957
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         60
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.823(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.953
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        260
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.822(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.950
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         14
----------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.806(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.892
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.802(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.886
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.798(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.882
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        514
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.797(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.879
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         20
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.571(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.777
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          3
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.569(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.772
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.567(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.769
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        133
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period     0.566(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period           0.767
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         18
----------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.817(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.970
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         36
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.814(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.965
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.811(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.961
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        504
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.810(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.958
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.372(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.563
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         64
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.366(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.553
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         12
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.360(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.546
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        686
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.357(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.540
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.593(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.712
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        121
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.590(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.707
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          5
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.588(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.704
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,233
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.586(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.701
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        115
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.354(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.452
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.352(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.449
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         56
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.351(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.446
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        875
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.350(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.445
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         54
----------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.950(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.118
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        159
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.948(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.113
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         36
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.947(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.111
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,738
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.945(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.108
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        152
----------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.897(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.083
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        101
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.895(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.079
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.893(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.077
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        842
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.892(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.073
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         25
----------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.048(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.129
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        507
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.043(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.122
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        187
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.038(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.116
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,760
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.036(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.112
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        144
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.680(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.781
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        240
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.677(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.776
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        102
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.674(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.772
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,463
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.673(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.769
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        180
----------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.819(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.031
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        148
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.816(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.024
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          7
----------------------------------------------------------------
  WITH THE HARTFORD'S THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period  $  0.813(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.021
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,086
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.812(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.017
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         26
----------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.751(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.931
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        779
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.536(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.663
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        292
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.535(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.662
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,501
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.533(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.658
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        131
----------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.013(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.312
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.009(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.304
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         12
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.006(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.300
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        443
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.004(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.295
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         59
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.961(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.192
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        287
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.956(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.185
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.954(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.181
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,329
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.952(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.177
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        208
----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.128(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.122
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,072
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.049(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.041
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,131
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.047(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.039
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      3,690
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.042(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.032
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         69
----------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.226(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.224
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        301
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.220(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.216
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         20
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.214(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.210
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,504
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.212(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.206
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        108
----------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.831(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.078
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        148
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.829(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.074
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         39
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.827(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.072
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,447
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.826(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.068
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         72
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.951(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.204
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,499
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.496(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.627
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,352
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.495(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.625
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,554
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.493(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.621
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        144
----------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.855(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.984
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,750
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.667(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.767
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,310
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.666(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.766
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,154
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.663(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.761
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        931
----------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.093(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.074
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        566
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.091(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.070
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         42
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.089(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.068
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,867
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.087(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.064
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        239
----------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.838(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.960
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         58
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.834(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.954
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         17
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.831(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.951
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,162
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.830(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.948
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        194
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.910(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.109
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         25
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.908(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.105
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         35
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.907(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.103
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        272
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.905(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.099
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         50
----------------------------------------------------------------

(a) Inception date June 2, 2003.

(b) Inception date November 3, 2003.

                                    PART A

        SUPPLEMENT DATED JULY 1, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

   HUNTINGTON VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases shares of Huntington VA International Equity Fund of Huntington VA Funds

   HUNTINGTON VA MACRO 100 FUND SUB-ACCOUNT which purchases shares of Huntington VA Macro 100 Fund of Huntington VA Funds

   HUNTINGTON VA SITUS SMALL CAP FUND SUB-ACCOUNT which purchases shares of Huntington VA Situs Small Cap Fund of Huntington VA Funds

   HUNTINGTON VA MORTGAGE SECURITIES FUND SUB-ACCOUNT which purchases shares of Huntington VA Mortgage Securities Fund of Huntington VA Funds

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expenses is deleted and replaced with the following:

                                                             Minimum  Maximum
                                                             -------  -------
Total Annual Fund Operating Expenses (these are expenses
that are deducted from Fund assets, including management
fees, Rule 12b-1 distribution and/or service fees,
and other expenses)                                            0.69%    5.58%


The following fund expense information is added to the Annual Fund Operating Expenses table in alphabetical order:


                                              TOTAL ANNUAL FUND
                                              OPERATING EXPENSES
                                              (BEFORE CONTRACTUAL                           TOTAL
                                                FEE WAIVERS OR        CONTRACTUAL FEE     ANNUAL FUND
                      MANAGEMENT    OTHER          EXPENSE          WAIVERS OR EXPENSE    OPERATING
                         FEES      EXPENSES     REIMBURSEMENTS)        REIMBURSEMENTS      EXPENSES
---------------------------------------------------------------------------------------------------------------
Huntington VA          0.60%        4.98%            5.58%                  4.58%            1.00%
International Equity
Fund (1)
---------------------------------------------------------------------------------------------------------------
Huntington VA Macro    0.60%        4.98%            5.58%                  4.58%            1.00%
100 Fund (1)
---------------------------------------------------------------------------------------------------------------
Huntington VA Situs    0.60%        4.98%            5.58%                 4.58%             1.00%
Small Cap Fund (1)
---------------------------------------------------------------------------------------------------------------
Huntington VA Mortgage 0.60%        4.98%            5.58%                 4.58%             1.00%
Securities Fund (1)
---------------------------------------------------------------------------------------------------------------

Under the "Fee Table" section, the example following the Annual Fund Operating Expenses section is deleted and replaced with the following:

   (1) If you Surrender your Contract at the end of the applicable time period:

       1 year                         $1,468
       3 years                        $2,784
       5 years                        $3,787
       10 years                       $7,031

   (2) If you annuitize at the end of the applicable time period:

       1 year                         $ 797
       3 years                        $2,335
       5 years                        $3,781
       10 years                       $7,025

   (3) If you do not Surrender your Contract:

       1 year                         $ 805
       3 years                        $2,342
       5 years                        $3,787
       10 years                       $7,031

The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

   Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington
   VA Income Equity Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA
   Situs Small Cap Fund and Huntington VA Mortgage Securities Fund are diversified series of the Huntington VA Funds, an open-end management investment company organized as a Massachusetts business trust. Huntington Asset Advisors, Inc. ("Huntington Asset Advisors") serves as investment adviser to the Huntington VA Funds. Huntington Asset Advisors is located at Huntington Center, 41 South High Street, Columbus, Ohio 43287 and is a wholly owned subsidiary of The Huntington National Bank.

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:

   HUNTINGTON VA INTERNATIONAL EQUITY FUND - Seeks total return. Advised by Huntington Asset Advisors.

   HUNTINGTON VA MACRO 100 FUND - Seeks total return which consists of capital appreciation and income. Advised by Huntington Asset Advisors.

   HUNTINGTON VA SITUS SMALL CAP FUND - Seeks long-term capital appreciation. Advised by Huntington Asset Advisors.

   HUNTINGTON VA MORTGAGE SECURITIES FUND - Seeks to achieve current income. Advised by Huntington Asset Advisors.

The following is added as the last sentence in the last paragraph of "Appendix IV-Accumulation Unit Values:"

   There is no information for Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Situs Small Cap Fund and Huntington VA Mortgage Securities Fund Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not yet commenced operations.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- ----

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
            SERIES II AND SERIES IIR OF HUNTINGTON DIRECTOR OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004, as amended July 1,
2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report dated February 25, 2004 except for Note 14, as to which the date is May 27, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $120,624,338; 2002: $118,321,429; and 2001: $122,929,007.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Situs Small Cap Fund and Huntington VA Mortgage Securities Fund Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not yet commenced operations.


                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.074(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.205
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         241
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.090(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.220
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.069(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.197
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,030
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.087(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.215
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          27
-----------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.745(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.818
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         493
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.068(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.171
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.741(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.812
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         806
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.066(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.165
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          14
-----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.975(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.081
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,194
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.071(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.185
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.970(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,149
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.069(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.180
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          25
-----------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.027(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.219
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         210
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.091(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.293
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.023(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.211
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         469
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.089(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.287
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          20
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.023(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.200
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         113
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.105(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.293
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.019(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.192
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         165
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.102(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.287
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           3
-----------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.926(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.069
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          65
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.097(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.266
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.921(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.062
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         351
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.095(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.260
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           3
-----------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.000(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.095
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      11,037
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.849(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.928
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,494
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.847(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.926
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      17,220
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.843(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.920
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,462
-----------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.362(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.371
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       8,103
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.323(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.330
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       4,667
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.321(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.328
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      17,783
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.315(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.319
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         494
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.218(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.540
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       7,051
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.759(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.958
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       4,331
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.758(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.956
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      29,509
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.754(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.950
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,170
-----------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.701(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.818
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          93
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.698(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.813
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          59
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.695(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.809
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,725
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.693(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.806
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         303
-----------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.003(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.157
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       5,350
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.022(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.177
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,974
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.020(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.175
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      15,077
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.015(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.167
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         630
-----------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.000(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.000(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.000(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          66
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.000(b)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.072
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           1
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.829(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.962
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           9
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.826(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.957
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          60
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.823(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.953
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         260
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.822(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.950
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          14
-----------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.806(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.892
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           2
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.802(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.886
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          10
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.798(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.882
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         514
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.797(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.879
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          20
-----------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.571(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.777
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           3
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.569(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.772
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.567(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.769
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         133
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period      0.566(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period            0.767
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          18
-----------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.817(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.970
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          36
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.814(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.965
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          --
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.811(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.961
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         504
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.810(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.958
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          10
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.372(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.563
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          64
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.366(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.553
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          12
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.360(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.546
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         686
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.357(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.540
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          44
-----------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.593(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.712
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         121
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.590(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.707
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           5
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.588(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.704
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,233
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.586(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.701
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         115
-----------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.354(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.452
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          44
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.352(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.449
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          56
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.351(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.446
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         875
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.350(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.445
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          54
-----------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.950(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.118
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         159
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.948(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.113
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          36
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.947(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.111
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,738
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.945(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.108
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         152
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.897(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.083
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         101
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.895(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.079
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          10
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.893(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.077
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         842
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.892(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.073
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          25
-----------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.048(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.129
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         507
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.043(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.122
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         187
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.038(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.116
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       4,760
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.036(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.112
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         144
-----------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.680(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.781
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         240
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.677(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.776
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         102
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.674(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.772
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,463
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.673(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.769
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         180
-----------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.819(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.031
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         148
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.816(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.024
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           7
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.813(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.021
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,086
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.812(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.017
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          26
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.751(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.931
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         779
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.536(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.663
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         292
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.535(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.662
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,501
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.533(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.658
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         131
-----------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.013(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.312
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          10
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.009(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.304
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          12
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.006(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.300
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         443
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.004(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.295
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          59
-----------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.961(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.192
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         287
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.956(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.185
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          44
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.954(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.181
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,329
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.952(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.177
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         208
-----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.128(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.122
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,072
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.049(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.041
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,131
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.047(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.039
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       3,690
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.042(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.032
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          69
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.226(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.224
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         301
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.220(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.216
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          20
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.214(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.210
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,504
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.212(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.206
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         108
-----------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.831(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.078
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         148
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.829(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          39
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.827(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.072
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,447
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.826(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.068
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          72
-----------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.951(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.204
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,499
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.496(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.627
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,352
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.495(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.625
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       4,554
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.493(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.621
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         144
-----------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.855(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.984
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       4,750
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.667(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.767
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,310
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.666(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.766
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      10,154
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.663(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.761
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         931
-----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   1.093(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.074
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         566
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   1.091(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.070
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          42
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.089(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.068
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       2,867
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   1.087(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.064
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         239
-----------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.838(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.960
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          58
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.834(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.954
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          17
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.831(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.951
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1,162
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.830(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   0.948
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         194
-----------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                      AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
-----------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $   0.910(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.109
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          25
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $   0.908(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.105
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          35
-----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.907(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.103
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         272
-----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $   0.905(a)
-----------------------------------------------------------------
    Accumulation Unit Value at end of period        $   1.099
-----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          50
-----------------------------------------------------------------

(a) Inception date June 2, 2003.

(b) Inception date November 3, 2003.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company Separate Account Two (the "Account") comprising the American Century VP Capital Appreciation Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Global Bond Portfolio, AllianceBernstein VP Growth and Income Portfolio, AmSouth Capital Growth Fund, AmSouth Value Fund, AmSouth Select Equity Fund, BB&T Capital Appreciation Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Growth and Income Fund, BB&T Large Company Growth Fund, Calvert Social Balanced Portfolio, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Special Equity Fund, Evergreen VA High Income Fund, Evergreen VA Growth and Income Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, Fidelity VIP Asset Manager, Fidelity VIP Growth, Fidelity VIP Contrafund, Fidelity VIP Overseas, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Quality Growth Fund, First Horizon Capital Appreciation Portfolio, First Horizon Growth & Income Portfolio, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Index Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Marsico International Opportunities Portfolio, Nations High Yield Bond, Nations International Value Portfolio, Nations Marsico Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations Marsico Growth Portfolio, Nations Marsico 21st Century Portfolio, Nations Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP Jennison International Growth Portfolio, Smith Barney Government Fund, Smith Barney Appreciation Fund, Smith Barney Cash Portfolio, UBS Series Trust Tactical Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Victory Variable Insurance Small Company Opportunity Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Growth & Income Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Value Income Stock Fund (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                  --               --
      Class IB...........       --                  --               --
      Other class........        469,818             415,724       1,077,972
                              ==========         ===========      ==========
    Cost:
      Class IA...........       --                  --               --
      Class IB...........       --                  --               --
      Other class........     $5,916,174         $13,170,180      $9,457,840
                              ==========         ===========      ==========
    Market Value:
      Class IA...........       --                  --               --
      Class IB...........       --                  --               --
      Other class........     $3,345,101         $ 8,846,613      $6,435,493
  Due from Hartford Life
   Insurance Company.....        411,952            --               --
  Receivable from fund
   shares sold...........       --                       458             304
  Other assets...........       --                  --               --
                              ----------         -----------      ----------
  Total Assets...........      3,757,053           8,847,071       6,435,797
                              ----------         -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                       457             304
  Payable for fund shares
   purchased.............        411,951            --               --
  Other liabilities......       --                        15              10
                              ----------         -----------      ----------
  Total Liabilities......        411,951                 472             314
                              ----------         -----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $3,345,102         $ 8,846,599      $6,435,483
                              ==========         ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                             ALLIANCE BERNSTEIN  ALLIANCE BERNSTEIN
                           AIM V.I. PREMIER   VPS GLOBAL BOND      VPS GROWTH AND    AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO     GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  ------------------  ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                  --                 --               --             --
      Class IB...........       --                 --                  --                 --               --             --
      Other class........      1,120,934            104,137             157,857          1,239,230       4,686,104      4,562,651
                             ===========         ==========          ==========        ===========     ===========    ===========
    Cost:
      Class IA...........       --                 --                  --                 --               --             --
      Class IB...........       --                 --                  --                 --               --             --
      Other class........    $33,849,680         $1,330,019          $4,713,999        $ 9,870,300     $55,522,061    $44,417,817
                             ===========         ==========          ==========        ===========     ===========    ===========
    Market Value:
      Class IA...........       --                 --                  --                 --               --             --
      Class IB...........       --                 --                  --                 --               --             --
      Other class........    $22,676,498         $1,395,439          $3,412,862        $10,409,533     $56,467,552    $51,603,579
  Due from Hartford Life
   Insurance Company.....       --                 --                  --                   24,045         --              57,388
  Receivable from fund
   shares sold...........            515                 50                 119           --                17,699        --
  Other assets...........             11           --                         3           --                    20        --
                             -----------         ----------          ----------        -----------     -----------    -----------
  Total Assets...........     22,677,024          1,395,489           3,412,984         10,433,578      56,485,271     51,660,967
                             -----------         ----------          ----------        -----------     -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            515                 50                 119           --                17,699        --
  Payable for fund shares
   purchased.............       --                 --                  --                   24,045         --              57,387
  Other liabilities......       --                        3            --                        2         --                  34
                             -----------         ----------          ----------        -----------     -----------    -----------
  Total Liabilities......            515                 53                 119             24,047          17,699         57,421
                             -----------         ----------          ----------        -----------     -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $22,676,509         $1,395,436          $3,412,865        $10,409,531     $56,467,572    $51,603,546
                             ===========         ==========          ==========        ===========     ===========    ===========


                            BB & T CAPITAL
                           APPRECIATION FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........         868,621
                              ===========
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........     $ 8,824,692
                              ===========
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........     $10,154,181
  Due from Hartford Life
   Insurance Company.....           3,898
  Receivable from fund
   shares sold...........        --
  Other assets...........               4
                              -----------
  Total Assets...........      10,158,083
                              -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............           3,899
  Other liabilities......        --
                              -----------
  Total Liabilities......           3,899
                              -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $10,154,184
                              ===========

(a) Formerly Alliance VP Global Bond Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance VP Growth and Income Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH
                                 FUND         AND INCOME FUND       FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --               --
      Class IB...........       --                 --               --
      Other class........        590,104          5,704,257         744,509
                              ==========        ===========      ==========
    Cost:
      Class IA...........       --                 --               --
      Class IB...........       --                 --               --
      Other class........     $5,084,866        $67,128,230      $6,388,232
                              ==========        ===========      ==========
    Market Value:
      Class IA...........       --                 --               --
      Class IB...........       --                 --               --
      Other class........     $5,305,032        $68,451,077      $7,177,070
  Due from Hartford Life
   Insurance Company.....       --                 --                11,250
  Receivable from fund
   shares sold...........            204             22,483         --
  Other assets...........       --                      153               7
                              ----------        -----------      ----------
  Total Assets...........      5,305,236         68,473,713       7,188,327
                              ----------        -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            203             22,483         --
  Payable for fund shares
   purchased.............       --                 --                11,250
  Other liabilities......              2           --               --
                              ----------        -----------      ----------
  Total Liabilities......            205             22,483          11,250
                              ----------        -----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $5,305,031        $68,451,230      $7,177,077
                              ==========        ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                               EVERGREEN VA
                             CALVERT SOCIAL     EVERGREEN VA    EVERGREEN VA  EVERGREEN VA    INTERNATIONAL     EVERGREEN VA
                           BALANCED PORTFOLIO  FOUNDATION FUND      FUND      GROWTH FUND      EQUITY FUND       OMEGA FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)    SUB-ACCOUNT
                           ------------------  ---------------  ------------  ------------  ------------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                 --              --            --              --                --
      Class IB...........        --                 --              --            --              --                --
      Other class........       1,971,292           551,417         136,522       906,446        1,438,438          655,282
                               ==========        ==========      ==========   ===========      ===========      ===========
    Cost:
      Class IA...........        --                 --              --            --              --                --
      Class IB...........        --                 --              --            --              --                --
      Other class........      $3,386,228        $7,822,439      $1,915,586   $10,110,501      $15,738,940      $12,828,509
                               ==========        ==========      ==========   ===========      ===========      ===========
    Market Value:
      Class IA...........        --                 --              --            --              --                --
      Class IB...........        --                 --              --            --              --                --
      Other class........      $3,465,531        $7,190,481      $1,639,632   $10,986,125      $15,405,672      $ 9,901,304
  Due from Hartford Life
   Insurance Company.....        --                 --              --            --              --                --
  Receivable from fund
   shares sold...........             400               266              58           527              565              503
  Other assets...........               2                 2         --                  3                6          --
                               ----------        ----------      ----------   -----------      -----------      -----------
  Total Assets...........       3,465,933         7,190,749       1,639,690    10,986,655       15,406,243        9,901,807
                               ----------        ----------      ----------   -----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             400               266              58           527              565              502
  Payable for fund shares
   purchased.............        --                 --              --            --              --                --
  Other liabilities......        --                 --                    5             5         --                      5
                               ----------        ----------      ----------   -----------      -----------      -----------
  Total Liabilities......             400               266              63           532              565              507
                               ----------        ----------      ----------   -----------      -----------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $3,465,533        $7,190,483      $1,639,627   $10,986,123      $15,405,678      $ 9,901,300
                               ==========        ==========      ==========   ===========      ===========      ===========

                              EVERGREEN VA
                             SPECIAL VALUES
                                  FUND
                            SUB-ACCOUNT (D)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........         328,864
                               ==========
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........      $4,016,746
                               ==========
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........      $4,531,748
  Due from Hartford Life
   Insurance Company.....           1,526
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                               ----------
  Total Assets...........       4,533,274
                               ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............           1,526
  Other liabilities......        --
                               ----------
  Total Liabilities......           1,526
                               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $4,531,748
                               ==========

(c) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(d) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            EVERGREEN VA                        EVERGREEN VA
                           SPECIAL EQUITY  EVERGREEN VA HIGH  GROWTH AND INCOME
                                FUND          INCOME FUND           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........       222,507          21,660            1,085,526
                             ==========        ========          ===========
    Cost:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........    $2,300,295        $223,155          $15,947,266
                             ==========        ========          ===========
    Market Value:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........    $2,400,854        $226,347          $16,651,976
  Due from Hartford Life
   Insurance Company.....        88,973         --                  --
  Receivable from fund
   shares sold...........       --                    9                  591
  Other assets...........       --              --                  --
                             ----------        --------          -----------
  Total Assets...........     2,489,827         226,356           16,652,567
                             ----------        --------          -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                    8                  591
  Payable for fund shares
   purchased.............        88,972         --                  --
  Other liabilities......       --              --                        20
                             ----------        --------          -----------
  Total Liabilities......        88,972               8                  611
                             ----------        --------          -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,400,855        $226,348          $16,651,956
                             ==========        ========          ===========

(e) Effective December 5, 2003, Evergreen VA Capital Growth Fund Sub-Account merged with Evergreen VA Growth and Income Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY
                             PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  ----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         418              504             4,083            1,056
      Class IB...........      --              --                --                --
      Other class........      --              --                --                --
                               ======           ======           =======           ======
    Cost:
      Class IA...........      $2,817           $3,108           $34,426           $3,279
      Class IB...........      --              --                --                --
      Other class........      --              --                --                --
                               ======           ======           =======           ======
    Market Value:
      Class IA...........      $2,776           $2,500           $38,874           $2,629
      Class IB...........      --              --                --                --
      Other class........      --              --                --                --
  Due from Hartford Life
   Insurance Company.....      --              --                --                --
  Receivable from fund
   shares sold...........      --              --                --                --
  Other assets...........      --              --                --                --
                               ------           ------           -------           ------
  Total Assets...........       2,776            2,500            38,874            2,629
                               ------           ------           -------           ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           3                2                43                3
  Payable for fund shares
   purchased.............      --              --                --                --
  Other liabilities......      --              --                      2           --
                               ------           ------           -------           ------
  Total Liabilities......           3                2                45                3
                               ------           ------           -------           ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $2,773           $2,498           $38,829           $2,626
                               ======           ======           =======           ======


                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........             --                                       --
      Class IB...........             --                                       --
      Other class........                    355,041                                641,804
                                          ==========                            ===========
    Cost:
      Class IA...........             --                                       --
      Class IB...........             --                                       --
      Other class........                 $5,680,554                            $24,103,163
                                          ==========                            ===========
    Market Value:
      Class IA...........             --                                       --
      Class IB...........             --                                       --
      Other class........                 $5,133,900                            $19,921,611
  Due from Hartford Life
   Insurance Company.....             --                                       --
  Receivable from fund
   shares sold...........                      2,084                                 12,486
  Other assets...........             --                                                 20
                                          ----------                            -----------
  Total Assets...........                  5,135,984                             19,934,117
                                          ----------                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                      2,084                                 12,487
  Payable for fund shares
   purchased.............             --                                       --
  Other liabilities......                          3                           --
                                          ----------                            -----------
  Total Liabilities......                      2,087                                 12,487
                                          ----------                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........                 $5,133,897                            $19,921,630
                                          ==========                            ===========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........            --
      Class IB...........            --
      Other class........                 873,821
                                      ===========
    Cost:
      Class IA...........            --
      Class IB...........            --
      Other class........             $15,709,231
                                      ===========
    Market Value:
      Class IA...........            --
      Class IB...........            --
      Other class........             $20,211,485
  Due from Hartford Life
   Insurance Company.....            --
  Receivable from fund
   shares sold...........                  17,128
  Other assets...........            --
                                      -----------
  Total Assets...........              20,228,613
                                      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                  17,128
  Payable for fund shares
   purchased.............            --
  Other liabilities......                      20
                                      -----------
  Total Liabilities......                  17,148
                                      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........             $20,211,465
                                      ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........            --                             --                 --
      Class IB...........            --                             --                 --
      Other class........                 263,146                     94,208            379,053
                                       ==========                 ==========         ==========
    Cost:
      Class IA...........            --                             --                 --
      Class IB...........            --                             --                 --
      Other class........              $5,282,872                 $1,018,112         $4,445,307
                                       ==========                 ==========         ==========
    Market Value:
      Class IA...........            --                             --                 --
      Class IB...........            --                             --                 --
      Other class........              $4,102,443                 $1,104,114         $5,056,571
  Due from Hartford Life
   Insurance Company.....            --                             --                      523
  Receivable from fund
   shares sold...........                   8,162                         46           --
  Other assets...........            --                             --                 --
                                       ----------                 ----------         ----------
  Total Assets...........               4,110,605                  1,104,160          5,057,094
                                       ----------                 ----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                   8,162                         46           --
  Payable for fund shares
   purchased.............            --                             --                      523
  Other liabilities......            --                             --                        4
                                       ----------                 ----------         ----------
  Total Liabilities......                   8,162                         46                527
                                       ----------                 ----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........              $4,102,443                 $1,104,114         $5,056,567
                                       ==========                 ==========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                 FIRST HORIZON
                                                                    CAPITAL       FIRST HORIZON
                           FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME    HARTFORD ADVISERS
                            CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  -------------------  -------------  ------------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                 --               --                157,293,716
      Class IB...........       --                --                 --               --                 14,173,220
      Other class........       374,564          1,031,463           137,815           929,922            --
                             ==========         ==========        ==========        ==========       ==============
    Cost:
      Class IA...........       --                --                 --               --             $2,782,586,571
      Class IB...........       --                --                 --               --                361,391,149
      Other class........    $4,698,419         $7,217,822        $1,452,219        $7,967,076            --
                             ==========         ==========        ==========        ==========       ==============
    Market Value:
      Class IA...........       --                --                 --               --             $3,566,155,440
      Class IB...........       --                --                 --               --                323,256,344
      Other class........    $5,326,296         $7,787,546        $1,739,223        $8,843,562            --
  Due from Hartford Life
   Insurance Company.....         1,120                547           --               --                  --
  Receivable from fund
   shares sold...........       --                --                  17,252             5,702              419,624
  Other assets...........       --                --                       2                20                1,569
                             ----------         ----------        ----------        ----------       --------------
  Total Assets...........     5,327,416          7,788,093         1,756,477         8,849,284        3,889,832,977
                             ----------         ----------        ----------        ----------       --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                  17,252             5,702              419,625
  Payable for fund shares
   purchased.............         1,120                547           --               --                  --
  Other liabilities......             4                 17           --               --                  --
                             ----------         ----------        ----------        ----------       --------------
  Total Liabilities......         1,124                564            17,252             5,702              419,625
                             ----------         ----------        ----------        ----------       --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $5,326,292         $7,787,529        $1,739,225        $8,843,582       $3,889,413,352
                             ==========         ==========        ==========        ==========       ==============


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    64,447,253        64,607,995
      Class IB...........    16,392,007         7,530,772
      Other class........       --              --
                           ============    ==============
    Cost:
      Class IA...........  $707,935,356    $2,365,825,200
      Class IB...........   189,876,636       322,581,082
      Other class........       --              --
                           ============    ==============
    Market Value:
      Class IA...........  $793,806,742    $2,901,396,400
      Class IB...........   200,685,959       337,093,546
      Other class........       --              --
  Due from Hartford Life
   Insurance Company.....       803,865           150,545
  Receivable from fund
   shares sold...........       --              --
  Other assets...........             2         --
                           ------------    --------------
  Total Assets...........   995,296,568     3,238,640,491
                           ------------    --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --
  Payable for fund shares
   purchased.............       803,865           150,545
  Other liabilities......           343               955
                           ------------    --------------
  Total Liabilities......       804,208           151,500
                           ------------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $994,492,360    $3,238,488,991
                           ============    ==============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           HARTFORD DIVIDEND
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL
                                 FUND            HLS FUND     ADVISERS HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       60,533,650       1,451,351         7,456,963
      Class IB...........       10,679,585         513,049           648,311
      Other class........        --                --               --
                            ==============     ===========       ===========
    Cost:
      Class IA...........   $  989,707,856     $13,722,330       $84,742,797
      Class IB...........      186,292,462       4,468,254         6,676,063
      Other class........        --                --               --
                            ==============     ===========       ===========
    Market Value:
      Class IA...........   $1,136,050,272     $14,369,235       $82,873,859
      Class IB...........      199,948,064       5,058,205         7,168,350
      Other class........        --                --               --
  Due from Hartford Life
   Insurance Company.....          997,408           2,274            13,469
  Receivable from fund
   shares sold...........        --                --               --
  Other assets...........              742               4                49
                            --------------     -----------       -----------
  Total Assets...........    1,336,996,486      19,429,718        90,055,727
                            --------------     -----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --               --
  Payable for fund shares
   purchased.............          997,408           2,275            13,469
  Other liabilities......        --                --               --
                            --------------     -----------       -----------
  Total Liabilities......          997,408           2,275            13,469
                            --------------     -----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,335,999,078     $19,427,443       $90,042,258
                            ==============     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL                                       HARTFORD GLOBAL
                           COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL  HARTFORD GLOBAL   TECHNOLOGY HLS
                              HLS FUND           HLS FUND       HEALTH HLS FUND  LEADERS HLS FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       998,725            813,765          6,090,251         8,608,647        8,163,321
      Class IB...........       172,366            283,269            985,627         1,238,099        1,409,061
      Other class........       --                --                 --                --               --
                             ==========        ===========       ============      ============      ===========
    Cost:
      Class IA...........    $5,661,365        $ 7,123,280       $ 80,718,535      $148,691,633      $57,901,487
      Class IB...........       984,728          2,433,308         13,117,192        18,069,512        6,994,765
      Other class........       --                --                 --                --               --
                             ==========        ===========       ============      ============      ===========
    Market Value:
      Class IA...........    $7,164,058        $ 7,855,530       $ 94,547,108      $133,665,220      $39,813,422
      Class IB...........     1,232,222          2,728,588         15,208,279        19,147,490        6,822,786
      Other class........       --                --                 --                --               --
  Due from Hartford Life
   Insurance Company.....        24,244              7,477             44,115           264,579         --
  Receivable from fund
   shares sold...........       --                --                 --                --                180,667
  Other assets...........       --                       4                 26          --               --
                             ----------        -----------       ------------      ------------      -----------
  Total Assets...........     8,420,524         10,591,599        109,799,528       153,077,289       46,816,875
                             ----------        -----------       ------------      ------------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                 --                --                180,667
  Payable for fund shares
   purchased.............        24,244              7,478             44,115           264,579         --
  Other liabilities......             9           --                 --                     173               12
                             ----------        -----------       ------------      ------------      -----------
  Total Liabilities......        24,253              7,478             44,115           264,752          180,679
                             ----------        -----------       ------------      ------------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $8,396,271        $10,584,121       $109,755,413      $152,812,537      $46,636,196
                             ==========        ===========       ============      ============      ===========

                                HARTFORD
                           DISCIPLINED EQUITY  HARTFORD GROWTH
                                HLS FUND          HLS FUND
                            SUB-ACCOUNT (F)      SUB-ACCOUNT
                           ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       12,918,844         3,887,419
      Class IB...........        2,201,657         1,514,121
      Other class........        --                 --
                              ============       ===========
    Cost:
      Class IA...........     $155,435,381       $38,945,583
      Class IB...........       23,143,089        14,905,436
      Other class........        --                 --
                              ============       ===========
    Market Value:
      Class IA...........     $144,728,229       $43,389,614
      Class IB...........       24,522,150        16,827,405
      Other class........        --                 --
  Due from Hartford Life
   Insurance Company.....          204,364           295,866
  Receivable from fund
   shares sold...........        --                 --
  Other assets...........        --                       15
                              ------------       -----------
  Total Assets...........      169,454,743        60,512,900
                              ------------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --
  Payable for fund shares
   purchased.............          204,364           295,866
  Other liabilities......              238          --
                              ------------       -----------
  Total Liabilities......          204,602           295,866
                              ------------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $169,250,141       $60,217,034
                              ============       ===========

(f) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                           HARTFORD GROWTH    HARTFORD
                            OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      1,252,526      18,097,313      17,560,925
      Class IB...........        369,658       4,743,845       1,101,785
      Other class........       --               --             --
                             ===========    ============    ============
    Cost:
      Class IA...........    $25,194,368    $174,730,707    $360,264,545
      Class IB...........      7,292,899      44,269,947      31,734,519
      Other class........       --               --             --
                             ===========    ============    ============
    Market Value:
      Class IA...........    $29,528,055    $182,026,643    $519,744,339
      Class IB...........      8,679,019      47,349,396      32,487,782
      Other class........       --               --             --
  Due from Hartford Life
   Insurance Company.....       --               417,100        --
  Receivable from fund
   shares sold...........     12,154,069         --                  308
  Other assets...........             44         --             --
                             -----------    ------------    ------------
  Total Assets...........     50,361,187     229,793,139     552,232,429
                             -----------    ------------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     12,154,069         --                  308
  Payable for fund shares
   purchased.............       --               417,100        --
  Other liabilities......       --                    21              97
                             -----------    ------------    ------------
  Total Liabilities......     12,154,069         417,121             405
                             -----------    ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $38,207,118    $229,376,018    $552,232,024
                             ===========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                              CAPITAL     INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD            HARTFORD
                           APPRECIATION   SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE        MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND            HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (G)(H)(I)
                           -------------  -------------  -------------  ------------  ------------  ------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     2,196,491      1,270,398     22,627,740     19,592,772    16,814,679         413,576,341
      Class IB...........       779,969        261,077      1,478,191        760,330     4,026,471          64,049,402
      Other class........       --             --             --             --            --               --
                            ===========    ===========   ============   ============  ============        ============
    Cost:
      Class IA...........   $19,281,109    $13,864,568   $250,602,620   $367,713,150  $169,417,443        $413,576,341
      Class IB...........     6,746,565      2,853,635     17,725,544     18,256,837    39,589,342          64,049,402
      Other class........       --             --             --             --            --               --
                            ===========    ===========   ============   ============  ============        ============
    Market Value:
      Class IA...........   $22,400,172    $16,026,820   $228,771,626   $482,658,538  $207,924,787        $413,576,341
      Class IB...........     7,920,629      3,279,497     14,920,751     18,624,970    49,592,306          64,049,402
      Other class........       --             --             --             --            --               --
  Due from Hartford Life
   Insurance Company.....       191,546        112,641        203,882        --            --               65,755,537
  Receivable from fund
   shares sold...........       --             --             --             255,152    17,565,205          --
  Other assets...........            54              6             48        --                 25          --
                            -----------    -----------   ------------   ------------  ------------        ------------
  Total Assets...........    30,512,401     19,418,964    243,896,307    501,538,660   275,082,323         543,381,280
                            -----------    -----------   ------------   ------------  ------------        ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --             --             255,152    17,565,205          --
  Payable for fund shares
   purchased.............       191,547        112,641        203,882        --            --               65,755,536
  Other liabilities......       --             --                  24            369       --                      219
                            -----------    -----------   ------------   ------------  ------------        ------------
  Total Liabilities......       191,547        112,641        203,906        255,521    17,565,205          65,755,755
                            -----------    -----------   ------------   ------------  ------------        ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $30,320,854    $19,306,323   $243,692,401   $501,283,139  $257,517,118        $477,625,525
                            ===========    ===========   ============   ============  ============        ============


                               HARTFORD
                               MORTGAGE
                              SECURITIES
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      20,678,982
      Class IB...........       3,127,586
      Other class........        --
                             ============
    Cost:
      Class IA...........    $230,153,197
      Class IB...........      36,770,611
      Other class........        --
                             ============
    Market Value:
      Class IA...........    $244,864,149
      Class IB...........      36,746,795
      Other class........        --
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........         449,899
  Other assets...........        --
                             ------------
  Total Assets...........     282,060,843
                             ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         449,899
  Payable for fund shares
   purchased.............        --
  Other liabilities......              32
                             ------------
  Total Liabilities......         449,931
                             ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $281,610,912
                             ============

(g) Effective December 4, 2003, Armada Advantage Equity Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(h) Effective December 4, 2003, Armada Advantage International Equity Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(i) Effective December 4, 2003, Armada Advantage Mid Cap Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             HARTFORD        HARTFORD
                           SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                             HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    16,562,218       2,633,516        39,988,053
      Class IB...........     3,161,161         809,278         2,917,746
      Other class........       --             --                --
                           ============     ===========    ==============
    Cost:
      Class IA...........  $245,016,421     $38,504,526    $1,316,945,773
      Class IB...........    47,682,849      11,712,844       159,411,005
      Other class........       --             --                --
                           ============     ===========    ==============
    Market Value:
      Class IA...........  $239,925,484     $46,225,312    $1,774,180,528
      Class IB...........    45,364,838      14,206,312       129,226,356
      Other class........       --             --                --
  Due from Hartford Life
   Insurance Company.....       --             --                --
  Receivable from fund
   shares sold...........    17,841,870      17,900,856           107,990
  Other assets...........             2              70               740
                           ------------     -----------    --------------
  Total Assets...........   303,132,194      78,332,550     1,903,515,614
                           ------------     -----------    --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....    17,841,871      17,900,856           107,990
  Payable for fund shares
   purchased.............       --             --                --
  Other liabilities......           184        --                --
                           ------------     -----------    --------------
  Total Liabilities......    17,842,055      17,900,856           107,990
                           ------------     -----------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $285,290,139     $60,431,694    $1,903,407,624
                           ============     ===========    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                              HARTFORD
                           U.S. GOVERNMENT                  HARTFORD VALUE     HARTFORD      HUNTINGTON    HUNTINGTON VA
                             SECURITIES     HARTFORD VALUE  OPPORTUNITIES   EQUITY INCOME      INCOME     DIVIDEND CAPTURE
                              HLS FUND         HLS FUND        HLS FUND        HLS FUND     EQUITY FUND         FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT(J)  SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     13,535,461       7,190,368       1,159,483         148,260        --             --
      Class IB...........      4,973,370       1,686,887         322,901          14,177        --             --
      Other class........       --               --              --              --           2,014,186       1,441,978
                            ============     ===========     ===========      ==========    ===========     ===========
    Cost:
      Class IA...........   $149,286,825     $63,848,600     $14,881,333      $1,513,704        --             --
      Class IB...........     56,186,924      14,330,425       4,020,363         144,825        --             --
      Other class........       --               --              --              --         $19,097,443     $15,044,932
                            ============     ===========     ===========      ==========    ===========     ===========
    Market Value:
      Class IA...........   $154,706,262     $69,880,278     $17,771,865      $1,593,371        --             --
      Class IB...........     56,642,701      16,346,156       4,929,401         152,280        --             --
      Other class........       --               --              --              --         $20,766,254     $16,640,423
  Due from Hartford Life
   Insurance Company.....         53,030         --              129,008         --              20,389          21,240
  Receivable from fund
   shares sold...........       --                38,924         --               19,195        --             --
  Other assets...........       --                    13         --              --                  15               9
                            ------------     -----------     -----------      ----------    -----------     -----------
  Total Assets...........    211,401,993      86,265,371      22,830,274       1,764,846     20,786,658      16,661,672
                            ------------     -----------     -----------      ----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                38,924         --               19,196        --             --
  Payable for fund shares
   purchased.............         53,030         --              129,007         --              20,389          21,241
  Other liabilities......             13         --                    5         --             --             --
                            ------------     -----------     -----------      ----------    -----------     -----------
  Total Liabilities......         53,043          38,924         129,012          19,196         20,389          21,241
                            ------------     -----------     -----------      ----------    -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $211,348,950     $86,226,447     $22,701,262      $1,745,650    $20,766,269     $16,640,431
                            ============     ===========     ===========      ==========    ===========     ===========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     1,372,194
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $10,735,565
                            ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........   $11,622,480
  Due from Hartford Life
   Insurance Company.....        20,266
  Receivable from fund
   shares sold...........       --
  Other assets...........             5
                            -----------
  Total Assets...........    11,642,751
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        20,267
  Other liabilities......       --
                            -----------
  Total Liabilities......        20,267
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $11,622,484
                            ===========

(j)  From inception October 31, 2003 to December 31, 2003.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA
                           MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX
                                 FUND            FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --              --
      Class IB...........       --               --              --
      Other class........        779,938         207,552         338,615
                              ==========      ==========      ==========
    Cost:
      Class IA...........       --               --              --
      Class IB...........       --               --              --
      Other class........     $8,239,479      $2,182,338      $3,199,246
                              ==========      ==========      ==========
    Market Value:
      Class IA...........       --               --              --
      Class IB...........       --               --              --
      Other class........     $9,788,221      $2,569,492      $3,734,925
  Due from Hartford Life
   Insurance Company.....         13,129           2,666           1,991
  Receivable from fund
   shares sold...........       --               --              --
  Other assets...........       --               --              --
                              ----------      ----------      ----------
  Total Assets...........      9,801,350       2,572,158       3,736,916
                              ----------      ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --              --
  Payable for fund shares
   purchased.............         13,129           2,667           1,990
  Other liabilities......              4         --                    2
                              ----------      ----------      ----------
  Total Liabilities......         13,133           2,667           1,992
                              ----------      ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $9,788,217      $2,569,491      $3,734,924
                              ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                               MARSICO
                           MERRILL LYNCH   MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                           GLOBAL GROWTH  LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                             V.I. FUND       V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  -------------  ------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --                 --            --             --                --
      Class IB...........      --             --                 --            --             --                --
      Other class........      11,433          10,117          1,532,893     2,245,241        947,271           6,902,472
                             ========         =======        ===========   ===========     ==========        ============
    Cost:
      Class IA...........      --             --                 --            --             --                --
      Class IB...........      --             --                 --            --             --                --
      Other class........    $116,415         $91,680        $18,457,866   $21,359,217     $8,388,788        $ 99,225,162
                             ========         =======        ===========   ===========     ==========        ============
    Market Value:
      Class IA...........      --             --                 --            --             --                --
      Class IB...........      --             --                 --            --             --                --
      Other class........    $ 97,292         $93,683        $20,786,035   $23,372,953     $9,709,530        $104,641,475
  Due from Hartford Life
   Insurance Company.....      --             --                     997        57,452        --                    2,099
  Receivable from fund
   shares sold...........           4               3            --            --                 347           --
  Other assets...........      --             --                      15       --                   7                  86
                             --------         -------        -----------   -----------     ----------        ------------
  Total Assets...........      97,296          93,686         20,787,047    23,430,405      9,709,884         104,643,660
                             --------         -------        -----------   -----------     ----------        ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           4               3            --            --                 347           --
  Payable for fund shares
   purchased.............      --             --                     997        57,452        --                    2,099
  Other liabilities......      --             --                 --                 12        --                --
                             --------         -------        -----------   -----------     ----------        ------------
  Total Liabilities......           4               3                997        57,464            347               2,099
                             --------         -------        -----------   -----------     ----------        ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $ 97,292         $93,683        $20,786,050   $23,372,941     $9,709,537        $104,641,561
                             ========         =======        ===========   ===========     ==========        ============


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........          934,890
                                ==========
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........       $8,742,435
                                ==========
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........       $8,862,759
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........              330
  Other assets...........                8
                                ----------
  Total Assets...........        8,863,097
                                ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              330
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                                ----------
  Total Liabilities......              330
                                ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $8,862,767
                                ==========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........      1,224,996         3,817,675          706,590
                             ===========       ===========       ==========
    Cost:
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........    $11,986,411       $51,856,413       $6,573,035
                             ===========       ===========       ==========
    Market Value:
      Class IA...........       --                --                --
      Class IB...........       --                --                --
      Other class........    $10,743,215       $56,234,357       $6,006,018
  Due from Hartford Life
   Insurance Company.....          2,427          --                  1,783
  Receivable from fund
   shares sold...........       --                     708          --
  Other assets...........       --                --                --
                             -----------       -----------       ----------
  Total Assets...........     10,745,642        56,235,065        6,007,801
                             -----------       -----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                     707          --
  Payable for fund shares
   purchased.............          2,427          --                  1,783
  Other liabilities......              8                10                8
                             -----------       -----------       ----------
  Total Liabilities......          2,435               717            1,791
                             -----------       -----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $10,743,207       $56,234,348       $6,006,010
                             ===========       ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                --            --                 --
      Class IB...........       --                 --                --            --                 --
      Other class........      2,000,662          1,402,354        2,206,198        41,260              82,661
                             ===========        ===========      ===========      ========          ==========
    Cost:
      Class IA...........       --                 --                --            --                 --
      Class IB...........       --                 --                --            --                 --
      Other class........    $13,052,940        $12,039,460      $21,168,994      $436,540          $1,781,869
                             ===========        ===========      ===========      ========          ==========
    Market Value:
      Class IA...........       --                 --                --            --                 --
      Class IB...........       --                 --                --            --                 --
      Other class........    $14,204,697        $13,532,719      $23,187,135      $437,351          $1,360,594
  Due from Hartford Life
   Insurance Company.....          7,749           --                 10,185       --                 --
  Receivable from fund
   shares sold...........       --                      326          --                 18                 144
  Other assets...........             20           --                     25       --                 --
                             -----------        -----------      -----------      --------          ----------
  Total Assets...........     14,212,466         13,533,045       23,197,345       437,369           1,360,738
                             -----------        -----------      -----------      --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      326          --                 17                 144
  Payable for fund shares
   purchased.............          7,749           --                 10,185       --                 --
  Other liabilities......       --                        2          --            --                        4
                             -----------        -----------      -----------      --------          ----------
  Total Liabilities......          7,749                328           10,185            17                 148
                             -----------        -----------      -----------      --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $14,204,717        $13,532,717      $23,187,160      $437,352          $1,360,590
                             ===========        ===========      ===========      ========          ==========

                                               SP JENNISON
                           PRUDENTIAL VALUE   INTERNATIONAL
                              PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........        30,576            29,043
                               ========          ========
    Cost:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........      $496,018          $143,910
                               ========          ========
    Market Value:
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........      $531,099          $169,319
  Due from Hartford Life
   Insurance Company.....            70           --
  Receivable from fund
   shares sold...........       --                      8
  Other assets...........       --                --
                               --------          --------
  Total Assets...........       531,169           169,327
                               --------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      8
  Payable for fund shares
   purchased.............            70           --
  Other liabilities......       --                --
                               --------          --------
  Total Liabilities......            70                 8
                               --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $531,099          $169,319
                               ========          ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --                --
      Class IB...........      --                --                --
      Other class........       23,420            10,322           249,997
                               =======          ========          ========
    Cost:
      Class IA...........      --                --                --
      Class IB...........      --                --                --
      Other class........      $23,420          $ 62,055          $249,997
                               =======          ========          ========
    Market Value:
      Class IA...........      --                --                --
      Class IB...........      --                --                --
      Other class........      $23,420          $142,337          $249,997
  Due from Hartford Life
   Insurance Company.....      --                --                --
  Receivable from fund
   shares sold...........            1                 4                 7
  Other assets...........            7           --                     68
                               -------          --------          --------
  Total Assets...........       23,428           142,341           250,072
                               -------          --------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1                 5                 7
  Payable for fund shares
   purchased.............      --                --                --
  Other liabilities......      --                --                --
                               -------          --------          --------
  Total Liabilities......            1                 5                 7
                               -------          --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $23,427          $142,336          $250,065
                               =======          ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC      STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL       VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  ------------------  ------------------  -----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                   --                 --                  --                 --
      Class IB...........        --                   --                 --                  --                 --
      Other class........        1,728,770             207,119             38,244             108,005           164,963
                               ===========          ==========           ========          ==========        ==========
    Cost:
      Class IA...........        --                   --                 --                  --                 --
      Class IB...........        --                   --                 --                  --                 --
      Other class........      $27,706,699          $1,904,377           $419,715          $1,496,552        $1,429,960
                               ===========          ==========           ========          ==========        ==========
    Market Value:
      Class IA...........        --                   --                 --                  --                 --
      Class IB...........        --                   --                 --                  --                 --
      Other class........      $21,229,297          $2,083,613           $526,621          $1,664,361        $1,666,128
  Due from Hartford Life
   Insurance Company.....        --                         33           --                    20,256             3,757
  Receivable from fund
   shares sold...........              761            --                       21            --                 --
  Other assets...........               17            --                 --                         2           --
                               -----------          ----------           --------          ----------        ----------
  Total Assets...........       21,230,075           2,083,646            526,642           1,684,619         1,669,885
                               -----------          ----------           --------          ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              761            --                       22            --                 --
  Payable for fund shares
   purchased.............        --                         33           --                    20,257             3,758
  Other liabilities......        --                   --                 --                  --                 --
                               -----------          ----------           --------          ----------        ----------
  Total Liabilities......              761                  33                 22              20,257             3,758
                               -----------          ----------           --------          ----------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $21,229,314          $2,083,613           $526,620          $1,664,362        $1,666,127
                               ===========          ==========           ========          ==========        ==========


                           STI CLASSIC  STI CLASSIC VT
                           VT MID-CAP    VALUE INCOME
                           EQUITY FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     --             --
      Class IB...........     --             --
      Other class........     60,510         138,243
                            ========      ==========
    Cost:
      Class IA...........     --             --
      Class IB...........     --             --
      Other class........   $523,233      $1,493,922
                            ========      ==========
    Market Value:
      Class IA...........     --             --
      Class IB...........     --             --
      Other class........   $619,018      $1,741,858
  Due from Hartford Life
   Insurance Company.....      3,809          16,685
  Receivable from fund
   shares sold...........     --             --
  Other assets...........     --             --
                            --------      ----------
  Total Assets...........    622,827       1,758,543
                            --------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --             --
  Payable for fund shares
   purchased.............      3,809          16,685
  Other liabilities......     --             --
                            --------      ----------
  Total Liabilities......      3,809          16,685
                            --------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $619,018      $1,741,858
                            ========      ==========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
American Century VP Capital
 Appreciation Fund............     0.70%       452,502   $ 1.118606  $       506,172
American Century VP Capital
 Appreciation Fund............     1.25%     2,612,445     1.084906        2,834,257
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%     7,260,502     0.920414        6,682,667
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%         7,699     0.914294            7,040
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%     1,367,994     0.913990        1,250,333
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.45%       178,213     0.915049          163,073
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%         3,900     0.911698            3,555
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%       513,552     0.908633          466,630
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%       102,964     0.906673           93,355
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%       188,162     0.906368          170,544
AIM V.I. High Yield Fund --
 Class I......................     1.25%     5,861,434     0.871738        5,109,635
AIM V.I. High Yield Fund --
 Class I......................     1.40%       864,672     0.865683          748,532
AIM V.I. High Yield Fund --
 Class I......................     1.45%       206,808     0.866674          179,235
AIM V.I. High Yield Fund --
 Class I......................     1.55%         5,780     0.863520            4,991
AIM V.I. High Yield Fund --
 Class I......................     1.60%       227,710     0.860642          195,977
AIM V.I. High Yield Fund --
 Class I......................     1.65%           855     0.860337              736
AIM V.I. High Yield Fund --
 Class I......................     1.70%        80,075     0.858771           68,766
AIM V.I. High Yield Fund --
 Class I......................     1.75%       136,169     0.858487          116,899
AIM V.I. High Yield Fund --
 Class I......................     2.00%        12,513     0.856094           10,712
AIM V.I. Premier Equity
 Fund -- Class I..............     1.25%    22,010,952     0.830127       18,271,885
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%        17,873     0.824623           14,738
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%     3,986,702     0.824344        3,286,414
AIM V.I. Premier Equity
 Fund -- Class I..............     1.45%       834,184     0.825279          688,435
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%       346,421     0.819533          283,903
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%        39,824     0.817762           32,567
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%       120,573     0.817486           98,567
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.15%           360     1.205094              434
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.25%       929,634     1.204279        1,119,538
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.40%        45,667     1.195902           54,614
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.45%         6,232     1.162161            7,243
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.50%       103,641     1.158875          120,106
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.60%        68,313     1.157231           79,054
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.80%         3,042     1.153955            3,510
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.85%         9,291     1.177112           10,937
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.15%         9,774     1.088789           10,642
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.25%     2,840,728     1.088057        3,090,874
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.40%        39,810     1.080484           43,014
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.45%        21,042     0.960645           20,214
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.50%        90,107     0.997597           89,890
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.60%       165,416     0.956562          158,231
AmSouth Capital Growth Fund...     1.15%       120,040     0.807308           96,909
AmSouth Capital Growth Fund...     1.25%     3,171,489     0.806768        2,558,655
AmSouth Capital Growth Fund...     1.40%       254,230     0.803552          204,287
AmSouth Capital Growth Fund...     1.45%     2,193,807     0.802473        1,760,471
AmSouth Capital Growth Fund...     1.50%       183,279     0.802209          147,028
AmSouth Capital Growth Fund...     1.60%     1,148,421     0.799272          917,901
AmSouth Capital Growth Fund...     1.65%       294,990     0.798199          235,460
AmSouth Capital Growth Fund...     1.75%     2,364,486     0.797570        1,885,843
AmSouth Capital Growth Fund...     1.80%     2,573,162     0.795013        2,045,697
AmSouth Capital Growth Fund...     1.95%       278,143     0.795314          221,211
AmSouth Capital Growth Fund...     2.00%        64,616     0.792766           51,226

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
AmSouth Capital Growth Fund...     2.05%        31,413   $ 0.792491  $        24,895
AmSouth Capital Growth Fund...     2.10%       155,771     0.791338          123,267
AmSouth Capital Growth Fund...     2.15%       172,779     0.791074          136,681
AmSouth Value Fund............     1.15%        10,635     1.231594           13,099
AmSouth Value Fund............     1.25%    29,152,678     1.230771       35,880,269
AmSouth Value Fund............     1.40%     2,855,845     1.222197        3,490,405
AmSouth Value Fund............     1.45%    10,000,334     0.829707        8,297,347
AmSouth Value Fund............     1.50%       208,696     0.829425          173,098
AmSouth Value Fund............     1.60%     2,523,054     0.825648        2,083,155
AmSouth Value Fund............     1.65%       622,525     0.824856          513,494
AmSouth Value Fund............     1.75%     3,348,306     0.823896        2,758,656
AmSouth Value Fund............     1.80%     3,394,549     0.820847        2,786,406
AmSouth Value Fund............     1.95%       150,000     0.821554          123,233
AmSouth Value Fund............     2.00%        72,286     0.818502           59,167
AmSouth Value Fund............     2.05%        72,871     0.818224           59,625
AmSouth Value Fund............     2.10%        21,937     0.817049           17,924
AmSouth Value Fund............     2.15%       259,183     0.816772          211,694
AmSouth Select Equity Fund....     1.15%       227,217     1.130642          256,901
AmSouth Select Equity Fund....     1.25%    20,383,523     1.129877       23,030,877
AmSouth Select Equity Fund....     1.40%     1,532,718     1.121972        1,719,666
AmSouth Select Equity Fund....     1.45%     6,881,760     1.407862        9,688,568
AmSouth Select Equity Fund....     1.50%       696,836     1.407396          980,724
AmSouth Select Equity Fund....     1.60%     2,755,557     1.401030        3,860,618
AmSouth Select Equity Fund....     1.65%       497,203     1.399678          695,923
AmSouth Select Equity Fund....     1.70%           279     1.399206              390
AmSouth Select Equity Fund....     1.75%     2,200,987     1.398043        3,077,074
AmSouth Select Equity Fund....     1.80%     5,158,181     1.392860        7,184,624
AmSouth Select Equity Fund....     1.95%       127,458     1.394089          177,688
AmSouth Select Equity Fund....     2.00%       288,660     1.388920          400,926
AmSouth Select Equity Fund....     2.05%        35,769     1.388453           49,663
AmSouth Select Equity Fund....     2.10%       138,668     1.386436          192,255
AmSouth Select Equity Fund....     2.15%       207,543     1.385975          287,649
BB & T Capital Appreciation
 Fund.........................     1.15%       801,388     1.137892          911,893
BB & T Capital Appreciation
 Fund.........................     1.25%     3,470,068     1.137130        3,945,919
BB & T Capital Appreciation
 Fund.........................     1.40%       294,827     1.133373          334,149
BB & T Capital Appreciation
 Fund.........................     1.45%       285,046     1.132111          322,704
BB & T Capital Appreciation
 Fund.........................     1.50%     1,289,582     1.131739        1,459,470
BB & T Capital Appreciation
 Fund.........................     1.60%     2,214,705     1.128373        2,499,013
BB & T Capital Appreciation
 Fund.........................     1.70%        22,763     1.284142           29,232
BB & T Capital Appreciation
 Fund.........................     1.75%       186,471     1.125968          209,960
BB & T Capital Appreciation
 Fund.........................     1.80%       371,399     1.125171          417,887
BB & T Capital Appreciation
 Fund.........................     1.95%        21,337     1.122780           23,957
BB & T Capital Manager
 Aggressive Growth Fund.......     1.15%       530,957     0.878589          466,493
BB & T Capital Manager
 Aggressive Growth Fund.......     1.25%     3,076,024     0.878001        2,700,752
BB & T Capital Manager
 Aggressive Growth Fund.......     1.40%        18,344     0.874487           16,041
BB & T Capital Manager
 Aggressive Growth Fund.......     1.45%       456,697     0.873319          398,843
BB & T Capital Manager
 Aggressive Growth Fund.......     1.50%       501,844     0.873033          438,127
BB & T Capital Manager
 Aggressive Growth Fund.......     1.60%       709,773     0.869825          617,379
BB & T Capital Manager
 Aggressive Growth Fund.......     1.70%        15,413     1.249207           19,254
BB & T Capital Manager
 Aggressive Growth Fund.......     1.75%       147,826     0.867984          128,311
BB & T Capital Manager
 Aggressive Growth Fund.......     1.80%       164,013     0.867357          142,258
BB & T Capital Manager
 Aggressive Growth Fund.......     1.95%       430,200     0.865524          372,348

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
BB & T Capital Manager
 Aggressive Growth Fund.......     2.00%         4,201   $ 1.244014  $         5,225
BB & T Growth and Income
 Fund.........................     1.15%       687,732     1.299239          893,528
BB & T Growth and Income
 Fund.........................     1.25%    37,942,573     1.298370       49,263,499
BB & T Growth and Income
 Fund.........................     1.40%     1,519,251     1.289293        1,958,760
BB & T Growth and Income
 Fund.........................     1.45%     1,433,806     1.290808        1,850,768
BB & T Growth and Income
 Fund.........................     1.50%     2,302,997     1.290371        2,971,720
BB & T Growth and Income
 Fund.........................     1.60%     6,960,931     1.281791        8,922,459
BB & T Growth and Income
 Fund.........................     1.65%        12,494     1.264800           15,803
BB & T Growth and Income
 Fund.........................     1.70%       105,280     1.264373          133,113
BB & T Growth and Income
 Fund.........................     1.75%       462,037     1.279078          590,982
BB & T Growth and Income
 Fund.........................     1.80%     1,413,466     1.278149        1,806,620
BB & T Growth and Income
 Fund.........................     1.95%        26,667     1.275432           34,012
BB & T Growth and Income
 Fund.........................     2.00%         2,741     1.259129            3,451
BB & T Growth and Income
 Fund.........................     2.05%         5,176     1.258714            6,515
BB & T Large Company Growth
 Fund.........................     1.15%       456,061     0.938343          427,942
BB & T Large Company Growth
 Fund.........................     1.25%     3,099,095     0.937709        2,906,050
BB & T Large Company Growth
 Fund.........................     1.40%       132,400     0.934614          123,743
BB & T Large Company Growth
 Fund.........................     1.45%       129,508     0.933575          120,905
BB & T Large Company Growth
 Fund.........................     1.50%     1,403,113     0.933264        1,309,475
BB & T Large Company Growth
 Fund.........................     1.60%     1,949,450     0.930478        1,813,920
BB & T Large Company Growth
 Fund.........................     1.70%         8,998     1.244752           11,200
BB & T Large Company Growth
 Fund.........................     1.75%       255,568     0.928515          237,299
BB & T Large Company Growth
 Fund.........................     1.80%       242,215     0.927844          224,738
BB & T Large Company Growth
 Fund.........................     1.95%         1,950     0.925870            1,805
Calvert Social Balanced
 Portfolio -- Class A.........     0.70%        45,254     2.825967          127,885
Calvert Social Balanced
 Portfolio -- Class A.........     1.25%     1,125,942     2.741041        3,086,252
Evergreen VA Foundation
 Fund -- Class 1..............     1.15%        61,542     0.888991           54,710
Evergreen VA Foundation
 Fund -- Class 1..............     1.25%     1,573,498     0.888398        1,397,892
Evergreen VA Foundation
 Fund -- Class 1..............     1.25%     3,693,990     0.845065        3,121,662
Evergreen VA Foundation
 Fund -- Class 1..............     1.40%       154,609     0.841070          130,037
Evergreen VA Foundation
 Fund -- Class 1..............     1.40%       490,685     0.883189          433,368
Evergreen VA Foundation
 Fund -- Class 1..............     1.45%       501,177     0.840144          421,061
Evergreen VA Foundation
 Fund -- Class 1..............     1.45%       503,729     0.876353          441,445
Evergreen VA Foundation
 Fund -- Class 1..............     1.50%       554,112     0.876059          485,435
Evergreen VA Foundation
 Fund -- Class 1..............     1.60%        19,546     0.836179           16,344
Evergreen VA Foundation
 Fund -- Class 1..............     1.60%       235,391     0.871356          205,109
Evergreen VA Foundation
 Fund -- Class 1..............     1.75%       180,227     0.869500          156,707
Evergreen VA Foundation
 Fund -- Class 1..............     1.80%        50,560     0.866281           43,800
Evergreen VA Foundation
 Fund -- Class 1..............     1.80%        87,140     0.833804           72,657
Evergreen VA Foundation
 Fund -- Class 1..............     1.95%       233,024     0.867036          202,040
Evergreen VA Foundation
 Fund -- Class 1..............     2.10%         3,209     0.862277            2,767
Evergreen VA Foundation
 Fund -- Class 1..............     2.15%         6,322     0.861982            5,449
Evergreen VA Fund --
 Class 1......................     1.15%       102,515     0.651337           66,772
Evergreen VA Fund --
 Class 1......................     1.25%     2,034,681     0.650894        1,324,362
Evergreen VA Fund --
 Class 1......................     1.40%        20,447     0.647817           13,246
Evergreen VA Fund --
 Class 1......................     1.45%       315,918     0.647127          204,439
Evergreen VA Fund --
 Class 1......................     1.50%        12,868     0.646909            8,324
Evergreen VA Fund --
 Class 1......................     1.60%        18,370     0.644055           11,831
Evergreen VA Fund --
 Class 1......................     1.80%         4,888     1.099485            5,374
Evergreen VA Fund --
 Class 1......................     1.95%         8,237     0.640850            5,279
Evergreen VA Growth Fund --
 Class 1......................     1.15%        21,150     1.110137           23,479
Evergreen VA Growth Fund --
 Class 1......................     1.25%     7,899,907     1.109393        8,764,103

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Growth Fund --
 Class 1......................     1.40%       115,995   $ 1.101674  $       127,789
Evergreen VA Growth Fund --
 Class 1......................     1.45%     1,091,110     0.800198          873,104
Evergreen VA Growth Fund --
 Class 1......................     1.50%       219,561     0.799937          175,635
Evergreen VA Growth Fund --
 Class 1......................     1.60%       283,460     0.795615          225,525
Evergreen VA Growth Fund --
 Class 1......................     1.65%        10,280     0.795534            8,178
Evergreen VA Growth Fund --
 Class 1......................     1.75%         1,982     0.793927            1,573
Evergreen VA Growth Fund --
 Class 1......................     1.80%       532,386     0.790978          421,106
Evergreen VA Growth Fund --
 Class 1......................     1.95%       429,079     0.791692          339,698
Evergreen VA International
 Equity Fund -- Class 1.......     1.15%        13,712     1.225041           16,797
Evergreen VA International
 Equity Fund -- Class 1.......     1.25%    10,806,523     1.224217       13,229,530
Evergreen VA International
 Equity Fund -- Class 1.......     1.40%       538,063     1.215700          654,123
Evergreen VA International
 Equity Fund -- Class 1.......     1.45%       658,853     0.757352          498,984
Evergreen VA International
 Equity Fund -- Class 1.......     1.50%       122,238     0.757102           92,547
Evergreen VA International
 Equity Fund -- Class 1.......     1.60%       628,588     0.753029          473,345
Evergreen VA International
 Equity Fund -- Class 1.......     1.65%        73,035     0.752952           54,992
Evergreen VA International
 Equity Fund -- Class 1.......     1.75%        59,555     0.751424           44,751
Evergreen VA International
 Equity Fund -- Class 1.......     1.80%       266,244     0.748637          199,320
Evergreen VA International
 Equity Fund -- Class 1.......     1.95%       102,591     0.749296           76,871
Evergreen VA International
 Equity Fund -- Class 1.......     2.10%         1,311     0.745188              977
Evergreen VA International
 Equity Fund -- Class 1.......     2.15%        34,086     0.744937           25,392
Evergreen VA Omega Fund --
 Class 1......................     1.15%        38,049     0.750388           28,552
Evergreen VA Omega Fund --
 Class 1......................     1.25%     7,421,260     0.749892        5,565,143
Evergreen VA Omega Fund --
 Class 1......................     1.40%       819,226     0.745489          610,724
Evergreen VA Omega Fund --
 Class 1......................     1.45%     3,100,610     0.583639        1,809,637
Evergreen VA Omega Fund --
 Class 1......................     1.50%       866,330     0.583444          505,455
Evergreen VA Omega Fund --
 Class 1......................     1.60%     1,170,292     0.580293          679,112
Evergreen VA Omega Fund --
 Class 1......................     1.65%        23,884     0.580225           13,858
Evergreen VA Omega Fund --
 Class 1......................     1.75%       191,251     0.579062          110,746
Evergreen VA Omega Fund --
 Class 1......................     1.80%       806,181     0.576922          465,103
Evergreen VA Omega Fund --
 Class 1......................     1.95%       140,586     0.577419           81,177
Evergreen VA Omega Fund --
 Class 1......................     2.10%        40,045     0.574241           22,996
Evergreen VA Special Values
 Fund -- Class 1..............     1.15%        63,835     1.375251           87,790
Evergreen VA Special Values
 Fund -- Class 1..............     1.25%     1,110,090     1.374337        1,525,638
Evergreen VA Special Values
 Fund -- Class 1..............     1.40%       122,929     1.367812          168,144
Evergreen VA Special Values
 Fund -- Class 1..............     1.45%       153,213     1.366305          209,336
Evergreen VA Special Values
 Fund -- Class 1..............     1.50%       652,837     1.365850          891,677
Evergreen VA Special Values
 Fund -- Class 1..............     1.60%       658,749     1.359856          895,804
Evergreen VA Special Values
 Fund -- Class 1..............     1.75%        53,021     1.356954           71,948
Evergreen VA Special Values
 Fund -- Class 1..............     1.80%       352,514     1.056160          372,311
Evergreen VA Special Values
 Fund -- Class 1..............     1.95%        46,904     1.353114           63,466
Evergreen VA Special Values
 Fund -- Class 1..............     2.00%       174,221     1.053169          183,484
Evergreen VA Special Values
 Fund -- Class 1..............     2.10%        44,807     1.051280           47,105
Evergreen VA Special Values
 Fund -- Class 1..............     2.15%        14,316     1.050919           15,045
Evergreen VA Special Equity
 Fund -- Class 1..............     1.15%        78,071     0.872002           68,078
Evergreen VA Special Equity
 Fund -- Class 1..............     1.25%       610,299     0.871430          531,832
Evergreen VA Special Equity
 Fund -- Class 1..............     1.40%       110,541     0.866290           95,760
Evergreen VA Special Equity
 Fund -- Class 1..............     1.45%       224,165     0.758822          170,101
Evergreen VA Special Equity
 Fund -- Class 1..............     1.50%       630,373     0.758565          478,179
Evergreen VA Special Equity
 Fund -- Class 1..............     1.60%       111,786     0.754476           84,340
Evergreen VA Special Equity
 Fund -- Class 1..............     1.75%         2,085     0.752876            1,570
Evergreen VA Special Equity
 Fund -- Class 1..............     1.80%       619,602     0.750069          464,744
Evergreen VA Special Equity
 Fund -- Class 1..............     1.95%       651,618     0.750757          489,207

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA High Income
 Fund -- Class 1..............     1.25%       160,699   $ 1.197761  $       192,479
Evergreen VA High Income
 Fund -- Class 1..............     1.45%        23,624     1.190793           28,132
Evergreen VA High Income
 Fund -- Class 1..............     1.60%         4,840     1.185150            5,737
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.15%        42,605     1.058254           45,087
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.25%    12,999,462     1.058149       13,755,368
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.40%       365,838     1.057991          387,054
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.45%     1,248,027     1.057937        1,320,333
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.50%        65,445     1.057888           69,233
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.60%       623,522     1.057785          659,552
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.65%         9,026     1.057730            9,547
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.75%        69,702     1.057627           73,719
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.80%       232,145     1.057576          245,511
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.95%        49,017     1.057417           51,832
First American International
 Portfolio -- Class IA........     1.25%         4,274     0.648952            2,773
First American Large Cap
 Growth Portfolio --
 Class IA.....................     1.25%         5,369     0.465209            2,498
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.25%         9,451     1.224963           11,577
First American Small Cap
 Growth Portfolio --
 Class IA.....................     1.45%        22,346     1.219529           27,252
First American Technology
 Portfolio -- Class IA........     1.25%        11,738     0.223737            2,626
Fidelity-Registered Trademark-
 VIP Asset Manager --
 Class INIT...................     0.70%        58,807     1.777621          104,536
Fidelity-Registered Trademark-
 VIP Asset Manager --
 Class INIT...................     1.25%     2,916,955     1.724182        5,029,361
Fidelity-Registered Trademark-
 VIP Growth...................     0.70%       209,095     1.849578          386,737
Fidelity-Registered Trademark-
 VIP Growth...................     1.25%    10,883,956     1.794209       19,528,093
Fidelity-Registered Trademark-
 VIP Contrafund --
 Class INIT...................     0.70%       112,266     2.378268          266,998
Fidelity-Registered Trademark-
 VIP Contrafund --
 Class INIT...................     1.25%     8,644,969     2.306999       19,943,934
Fidelity-Registered Trademark-
 VIP Overseas --
 Class INIT...................     0.70%        36,811     1.422660           52,369
Fidelity-Registered Trademark-
 VIP Overseas --
 Class INIT...................     1.25%     2,935,213     1.379823        4,050,074
Fifth Third Balanced VIP
 Fund.........................     1.15%        90,705     1.180690          107,095
Fifth Third Balanced VIP
 Fund.........................     1.25%        87,997     1.179890          103,826
Fifth Third Balanced VIP
 Fund.........................     1.40%        25,664     1.177318           30,215
Fifth Third Balanced VIP
 Fund.........................     1.45%        39,002     1.176450           45,884
Fifth Third Balanced VIP
 Fund.........................     1.50%       148,090     1.176045          174,161
Fifth Third Balanced VIP
 Fund.........................     1.60%       453,618     1.173868          532,487
Fifth Third Balanced VIP
 Fund.........................     1.75%        25,086     1.171374           29,385
Fifth Third Balanced VIP
 Fund.........................     1.80%        12,915     1.170532           15,118
Fifth Third Balanced VIP
 Fund.........................     1.95%        56,455     1.168060           65,943
Fifth Third Disciplined Value
 VIP Fund.....................     1.15%       366,989     1.355563          497,477
Fifth Third Disciplined Value
 VIP Fund.....................     1.25%       281,516     1.354655          381,357
Fifth Third Disciplined Value
 VIP Fund.....................     1.40%        28,619     1.351705           38,685
Fifth Third Disciplined Value
 VIP Fund.....................     1.45%       142,294     1.350721          192,199
Fifth Third Disciplined Value
 VIP Fund.....................     1.50%     1,727,887     1.350253        2,333,084
Fifth Third Disciplined Value
 VIP Fund.....................     1.60%     1,058,628     1.347760        1,426,776
Fifth Third Disciplined Value
 VIP Fund.....................     1.75%        22,606     1.344895           30,402
Fifth Third Disciplined Value
 VIP Fund.....................     1.80%        78,678     1.343942          105,738
Fifth Third Disciplined Value
 VIP Fund.....................     1.95%        37,916     1.341080           50,849
Fifth Third Mid Cap VIP
 Fund.........................     1.15%       339,338     1.399565          474,926
Fifth Third Mid Cap VIP
 Fund.........................     1.25%       246,598     1.398630          344,900
Fifth Third Mid Cap VIP
 Fund.........................     1.40%        21,816     1.395560           30,446
Fifth Third Mid Cap VIP
 Fund.........................     1.45%       142,330     1.394552          198,487
Fifth Third Mid Cap VIP
 Fund.........................     1.50%     1,757,073     1.394084        2,449,508
Fifth Third Mid Cap VIP
 Fund.........................     1.60%     1,177,166     1.391494        1,638,019
Fifth Third Mid Cap VIP
 Fund.........................     1.75%        23,398     1.388526           32,489
Fifth Third Mid Cap VIP
 Fund.........................     1.80%        95,769     1.387538          132,883

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Fifth Third Mid Cap VIP
 Fund.........................     1.95%        17,792   $ 1.384586  $        24,634
Fifth Third Quality Growth VIP
 Fund.........................     1.15%       563,852     0.723325          407,849
Fifth Third Quality Growth VIP
 Fund.........................     1.25%     3,765,987     0.722835        2,722,187
Fifth Third Quality Growth VIP
 Fund.........................     1.40%       132,448     0.719699           95,323
Fifth Third Quality Growth VIP
 Fund.........................     1.45%       729,248     0.718631          524,060
Fifth Third Quality Growth VIP
 Fund.........................     1.50%     3,015,616     0.718398        2,166,412
Fifth Third Quality Growth VIP
 Fund.........................     1.60%     2,375,278     0.715480        1,699,464
Fifth Third Quality Growth VIP
 Fund.........................     1.75%        22,414     0.713968           16,003
Fifth Third Quality Growth VIP
 Fund.........................     1.80%       169,828     0.713452          121,164
Fifth Third Quality Growth VIP
 Fund.........................     1.95%        49,256     0.711938           35,067
First Horizon Capital
 Appreciation Portfolio.......     1.15%        47,852     1.251738           59,898
First Horizon Capital
 Appreciation Portfolio.......     1.25%       545,731     1.250892          682,649
First Horizon Capital
 Appreciation Portfolio.......     1.40%        36,281     1.246554           45,226
First Horizon Capital
 Appreciation Portfolio.......     1.45%        20,403     1.245094           25,403
First Horizon Capital
 Appreciation Portfolio.......     1.50%       477,168     1.244670          593,917
First Horizon Capital
 Appreciation Portfolio.......     1.60%       171,167     1.240776          212,380
First Horizon Capital
 Appreciation Portfolio.......     1.75%        38,733     1.238127           47,957
First Horizon Capital
 Appreciation Portfolio.......     1.80%        58,027     1.237261           71,795
First Horizon Growth & Income
 Portfolio....................     1.15%       426,863     0.951769          406,275
First Horizon Growth & Income
 Portfolio....................     1.25%     3,329,514     0.951136        3,166,822
First Horizon Growth & Income
 Portfolio....................     1.40%       200,866     0.947829          190,386
First Horizon Growth & Income
 Portfolio....................     1.45%       464,590     0.946733          439,842
First Horizon Growth & Income
 Portfolio....................     1.50%     1,788,791     0.946419        1,692,946
First Horizon Growth & Income
 Portfolio....................     1.60%     2,862,438     0.943440        2,700,539
First Horizon Growth & Income
 Portfolio....................     1.75%        86,673     0.941418           81,595
First Horizon Growth & Income
 Portfolio....................     1.80%       175,579     0.940757          165,177
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%       414,989     8.005787        3,322,316
Hartford Advisers HLS Fund --
 Class IA.....................     0.25%       949,893     2.642313        2,509,915
Hartford Advisers HLS Fund --
 Class IA.....................     0.70%       595,666     6.590002        3,925,442
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%       393,935     1.014903          399,806
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%        86,741     1.009007           87,522
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     1,632,513     6.716666       10,965,046
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     4,315,367     6.716666       28,984,878
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%    13,719,699     1.002662       13,756,221
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     6,322,144     6.408429       40,515,010
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   695,038,496     4.417174    3,070,105,972
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%    11,822,921     4.386413       51,860,216
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     7,383,594     4.391447       32,424,662
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%   110,075,955     1.026935      113,040,851
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%    32,886,742     4.360848      143,414,082
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%       659,836     1.020408          673,302
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     1,308,481     1.020960        1,335,906
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%     1,323,523     4.351570        5,759,402
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%     3,238,649     4.348492       14,083,240
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     2,478,346     1.014456        2,514,173
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%       884,589     4.339242        3,838,444
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%        38,366     1.012291           38,837
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%        26,070     1.011595           26,372
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%           840     1.009770              848
Hartford Advisers HLS Fund --
 Class IA.....................     2.20%         9,155     1.009434            9,241
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%   107,766,639     1.102781      118,843,003
Hartford Advisers HLS Fund --
 Class IB.....................     1.35%       248,765     1.095463          272,512

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    11,036,577   $ 1.095089  $    12,086,034
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    19,177,061     0.933334       17,898,603
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    59,209,750     0.933334       55,262,473
Hartford Advisers HLS Fund --
 Class IB.....................     1.55%        29,979     1.092340           32,747
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     3,428,468     0.927995        3,181,602
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     5,080,788     0.927995        4,714,946
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%       984,499     0.927892          913,509
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%     5,137,980     0.927892        4,767,490
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%     2,494,236     0.927575        2,313,591
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%       376,214     0.922892          347,205
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%    17,219,618     0.925658       15,939,477
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    25,241,436     0.922579       23,287,219
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    55,372,000     0.922579       51,085,044
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%       528,812     0.923693          488,460
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%     1,618,901     0.923404        1,494,900
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%     2,107,572     0.920614        1,940,260
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%       640,390     0.919972          589,141
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%     1,484,908     0.919972        1,366,074
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%     1,461,902     0.919661        1,344,454
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%       898,143     0.921077          827,258
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%     2,602,579     0.918322        2,390,006
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%       176,956     0.918008          162,447
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     1,790,113     0.918008        1,643,338
Hartford Bond HLS Fund --
 Class IA.....................     0.15%       311,413     6.728784        2,095,434
Hartford Bond HLS Fund --
 Class IA.....................     0.25%       103,306     2.144172          221,506
Hartford Bond HLS Fund --
 Class IA.....................     0.70%        53,546     6.742976          361,058
Hartford Bond HLS Fund --
 Class IA.....................     0.80%       111,619     1.409780          157,359
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       151,034     5.890139          889,613
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       292,298     6.898793        2,016,506
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       991,037     5.800581        5,748,592
Hartford Bond HLS Fund --
 Class IA.....................     1.15%     8,150,450     1.392762       11,351,637
Hartford Bond HLS Fund --
 Class IA.....................     1.25%     1,830,065     6.540384       11,969,325
Hartford Bond HLS Fund --
 Class IA.....................     1.25%   188,787,903     3.002676      566,868,907
Hartford Bond HLS Fund --
 Class IA.....................     1.40%     5,621,077     2.981751       16,760,653
Hartford Bond HLS Fund --
 Class IA.....................     1.45%     4,724,274     2.985179       14,102,804
Hartford Bond HLS Fund --
 Class IA.....................     1.50%    43,029,972     1.353935       58,259,785
Hartford Bond HLS Fund --
 Class IA.....................     1.60%    28,317,845     2.964398       83,945,364
Hartford Bond HLS Fund --
 Class IA.....................     1.65%       495,839     1.345323          667,064
Hartford Bond HLS Fund --
 Class IA.....................     1.70%       240,968     1.346038          324,352
Hartford Bond HLS Fund --
 Class IA.....................     1.75%     1,177,743     2.958092        3,483,872
Hartford Bond HLS Fund --
 Class IA.....................     1.80%     1,990,099     2.955993        5,882,719
Hartford Bond HLS Fund --
 Class IA.....................     1.85%       888,825     1.337480        1,188,786
Hartford Bond HLS Fund --
 Class IA.....................     1.95%     1,301,120     2.949717        3,837,937
Hartford Bond HLS Fund --
 Class IA.....................     2.15%        26,454     1.331298           35,219
Hartford Bond HLS Fund --
 Class IA.....................     2.20%        12,784     1.330849           17,014
Hartford Bond HLS Fund --
 Class IB.....................     1.25%    37,850,495     1.381104       52,275,464
Hartford Bond HLS Fund --
 Class IB.....................     1.35%       527,188     1.371940          723,270
Hartford Bond HLS Fund --
 Class IB.....................     1.40%     8,102,968     1.371476       11,113,026
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    10,136,046     1.338544       13,567,544
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    20,120,420     1.338544       26,932,068
Hartford Bond HLS Fund --
 Class IB.....................     1.55%       152,427     1.368044          208,527
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     1,609,250     1.330891        2,141,736

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     1,745,434   $ 1.330891  $     2,322,982
Hartford Bond HLS Fund --
 Class IB.....................     1.65%       629,519     1.330750          837,732
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     1,458,200     1.330750        1,940,500
Hartford Bond HLS Fund --
 Class IB.....................     1.70%     4,667,017     1.330311        6,208,584
Hartford Bond HLS Fund --
 Class IB.....................     1.75%       174,348     1.323596          230,767
Hartford Bond HLS Fund --
 Class IB.....................     1.75%    17,782,542     1.327553       23,607,267
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    13,989,121     1.323155       18,509,776
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    22,084,296     1.323155       29,220,947
Hartford Bond HLS Fund --
 Class IB.....................     1.90%       682,931     1.324739          904,706
Hartford Bond HLS Fund --
 Class IB.....................     1.95%       821,430     1.324306        1,087,825
Hartford Bond HLS Fund --
 Class IB.....................     1.95%     1,034,650     1.320328        1,366,077
Hartford Bond HLS Fund --
 Class IB.....................     2.00%       432,176     1.319400          570,213
Hartford Bond HLS Fund --
 Class IB.....................     2.00%       849,510     1.319400        1,120,844
Hartford Bond HLS Fund --
 Class IB.....................     2.05%       493,619     1.318959          651,063
Hartford Bond HLS Fund --
 Class IB.....................     2.10%       748,329     1.317034          985,575
Hartford Bond HLS Fund --
 Class IB.....................     2.10%     1,227,831     1.320984        1,621,945
Hartford Bond HLS Fund --
 Class IB.....................     2.15%       292,366     1.316588          384,925
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     1,592,108     1.316588        2,096,151
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%       646,973    17.365115       11,234,767
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.25%     1,447,282     4.436219        6,420,461
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.70%       742,431    14.444995       10,724,417
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%       211,865     1.442505          305,616
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%        65,449     1.434081           93,860
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%       479,258    14.685455        7,038,121
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%       927,058    14.679403       13,608,662
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%    12,314,177     1.425031       17,548,084
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%     6,582,245    14.039409       92,410,834
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   269,870,240     8.596106    2,319,833,192
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     5,356,828     8.536241       45,727,173
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     4,251,944     8.546025       36,337,219
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%    79,072,644     1.514009      119,716,694
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%    20,870,083     8.486519      177,114,358
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%       645,377     1.504411          970,912
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%       863,645     1.505197        1,299,956
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%       853,748     8.468501        7,229,965
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%     1,855,536     8.462503       15,702,478
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%     2,522,620     1.495639        3,772,929
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%       409,656     8.444518        3,459,343
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%        35,179     1.492450           52,503
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.15%         4,681     1.488735            6,968
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.20%        21,791     1.488245           32,431
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%    38,115,936     1.550655       59,104,667
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.35%       342,025     1.540353          526,840
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%     7,051,111     1.539851       10,857,661
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    23,782,114     0.963764       22,920,346
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    66,888,691     0.963764       64,464,912
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.55%       127,971     1.535982          196,561
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     2,982,981     0.958270        2,858,501
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     7,539,465     0.958270        7,224,843
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     1,343,250     0.958157        1,287,044
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     7,784,146     0.958157        7,458,434
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%     4,331,100     0.957836        4,148,484

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     1,221,009   $ 0.953012  $     1,163,636
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%    29,509,244     0.955861       28,206,736
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%    43,396,710     0.952693       41,343,742
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%    72,399,396     0.952693       68,974,399
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%       472,724     0.953835          450,900
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%     2,257,243     0.953514        2,152,313
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%     2,600,894     0.950664        2,472,576
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     1,054,105     0.949992        1,001,391
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     1,902,527     0.949992        1,807,386
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%     2,170,325     0.949663        2,061,077
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       786,266     0.951125          747,837
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%     3,311,756     0.948296        3,140,525
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%       606,006     0.947974          574,478
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%     2,051,043     0.947974        1,944,336
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.25%       165,306     3.122502          516,167
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.70%       261,678     2.624991          686,902
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%       386,443     1.193686          461,292
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%        82,485     1.186740           97,888
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       172,551     2.901068          500,582
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       570,068     2.901068        1,653,806
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%           641     1.179632              756
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%     8,686,484     1.179232       10,243,380
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     8,353,802     2.546055       21,269,240
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   312,129,780     2.830792      883,574,484
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%     5,813,485     2.811055       16,342,027
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%     5,496,432     2.814318       15,468,708
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%    51,870,348     1.140748       59,170,996
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%    37,938,196     2.794672      106,024,814
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%       429,905     1.133508          487,301
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%       274,379     1.134115          311,177
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%     1,196,614     2.788723        3,337,024
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%     3,411,596     2.786756        9,507,285
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%     1,522,570     1.126903        1,715,789
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%       562,667     2.780826        1,564,678
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%        22,146     1.124514           24,904
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%         8,130     1.121710            9,119
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%        12,443     1.121332           13,953
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%    26,921,022     1.164713       31,355,264
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.35%       242,813     1.157003          280,935
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%     5,349,917     1.156620        6,187,821
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    12,309,951     1.184349       14,579,278
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    26,638,792     1.184349       31,549,626
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%        77,131     1.153725           88,988
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     1,413,092     1.177554        1,663,992
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     2,758,075     1.177554        3,247,783
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%       719,873     1.177447          847,613
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     2,979,988     1.177447        3,508,777
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     1,974,038     1.177049        2,323,540
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%       166,018     1.171099          194,423
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%    15,077,028     1.174625       17,709,854
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    27,227,117     1.170707       31,874,979
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    37,618,618     1.170707       44,040,380

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%       300,390   $ 1.172132  $       352,096
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%       991,890     1.171742        1,162,239
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%     2,382,670     1.168219        2,783,481
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%       476,081     1.167393          555,773
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     1,138,933     1.167393        1,329,582
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%       630,453     1.167001          735,739
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       950,479     1.168804        1,110,923
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%     1,076,848     1.165301        1,254,852
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%       304,167     1.164908          354,327
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%       731,408     1.164908          852,023
Hartford Focus HLS Fund --
 Class IA.....................     0.25%         8,250     0.999198            8,244
Hartford Focus HLS Fund --
 Class IA.....................     0.80%         9,403     0.984645            9,259
Hartford Focus HLS Fund --
 Class IA.....................     1.00%         5,691     0.979380            5,574
Hartford Focus HLS Fund --
 Class IA.....................     1.00%        37,777     0.979380           36,998
Hartford Focus HLS Fund --
 Class IA.....................     1.15%       140,824     0.975484          137,372
Hartford Focus HLS Fund --
 Class IA.....................     1.25%     9,347,865     0.972862        9,094,182
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       240,413     0.968986          232,957
Hartford Focus HLS Fund --
 Class IA.....................     1.45%       689,776     0.967701          667,497
Hartford Focus HLS Fund --
 Class IA.....................     1.50%     1,197,016     0.966405        1,156,802
Hartford Focus HLS Fund --
 Class IA.....................     1.60%     2,663,972     0.963829        2,567,613
Hartford Focus HLS Fund --
 Class IA.....................     1.65%         1,728     0.962546            1,663
Hartford Focus HLS Fund --
 Class IA.....................     1.70%         4,418     0.961262            4,247
Hartford Focus HLS Fund --
 Class IA.....................     1.75%        42,721     0.961769           41,088
Hartford Focus HLS Fund --
 Class IA.....................     1.80%       273,734     0.961095          263,084
Hartford Focus HLS Fund --
 Class IA.....................     1.85%        65,073     0.957410           62,301
Hartford Focus HLS Fund --
 Class IA.....................     1.95%        41,365     0.959051           39,671
Hartford Focus HLS Fund --
 Class IA.....................     2.00%        36,631     0.955373           34,996
Hartford Focus HLS Fund --
 Class IA.....................     2.15%         5,964     0.953000            5,684
Hartford Focus HLS Fund --
 Class IB.....................     1.40%         9,292     0.962363            8,942
Hartford Focus HLS Fund --
 Class IB.....................     1.45%     2,171,034     0.962030        2,088,600
Hartford Focus HLS Fund --
 Class IB.....................     1.60%        68,752     0.958180           65,877
Hartford Focus HLS Fund --
 Class IB.....................     1.65%       129,067     0.956903          123,505
Hartford Focus HLS Fund --
 Class IB.....................     1.70%        60,011     0.956583           57,405
Hartford Focus HLS Fund --
 Class IB.....................     1.75%       259,961     0.953415          247,851
Hartford Focus HLS Fund --
 Class IB.....................     1.80%     2,113,185     0.953092        2,014,060
Hartford Focus HLS Fund --
 Class IB.....................     1.95%       139,454     0.951063          132,630
Hartford Focus HLS Fund --
 Class IB.....................     2.00%        73,678     0.950387           70,022
Hartford Focus HLS Fund --
 Class IB.....................     2.05%        13,886     0.950068           13,193
Hartford Focus HLS Fund --
 Class IB.....................     2.10%        52,468     0.948696           49,776
Hartford Focus HLS Fund --
 Class IB.....................     2.15%       196,494     0.948374          186,350
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.25%        42,023     1.818182           76,406
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%        58,468     1.059109           61,924
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%         8,298     1.701635           14,120
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       198,387     1.701635          337,583
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%       473,826     1.046297          495,762
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%    42,942,514     1.664429       71,474,766
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%       929,854     1.652851        1,536,911
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%       354,560     1.654763          586,713
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     3,187,045     1.081473        3,446,704
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%     2,281,470     1.643210        3,748,934
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%        39,317     1.074605           42,250
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        28,559     1.075186           30,707

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%        75,763   $ 1.639729  $       124,231
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%       294,731     1.638553          482,932
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%       100,844     1.068345          107,736
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%        39,918     1.635078           65,268
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%         2,070     0.891943            1,846
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%       447,435     0.891635          398,949
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     2,533,710     0.891635        2,259,144
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%        62,772     0.886547           55,651
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       262,240     0.886547          232,488
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%       114,296     0.886434          101,316
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%         9,628     0.886136            8,532
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%        12,099     0.881682           10,668
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%       514,288     0.881682          453,439
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     1,132,033     0.881394          997,767
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     2,120,517     0.881394        1,869,007
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%        14,020     0.879508           12,331
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%       313,606     0.879508          275,819
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        97,982     0.878884           86,115
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%       175,823     0.878884          154,528
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%        20,197     0.878597           17,745
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%       149,764     0.877318          131,391
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%        32,819     0.877028           28,783
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%        83,029     0.877028           72,819
Hartford Global Communications
 HLS Fund -- Class IA.........     0.25%           240     0.806326              194
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%         5,387     0.794595            4,280
Hartford Global Communications
 HLS Fund -- Class IA.........     1.00%       185,957     0.790333          146,968
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%        93,067     0.787201           73,262
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     6,608,830     0.785073        5,188,414
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%       162,534     0.781949          127,093
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       197,078     0.780904          153,899
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%       683,013     0.779879          532,667
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%       942,033     0.777788          732,702
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%        33,400     0.776132           25,923
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%       222,134     0.775594          172,286
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%         8,220     0.773937            6,362
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%         2,677     0.776581            2,079
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%       447,040     0.776317          347,045
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%        48,170     0.772183           37,196
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%       132,665     0.769324          102,062
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%       845,079     0.769067          649,923
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%           111     0.767442               85
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%        18,218     0.766645           13,967
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%        23,610     0.765523           18,074
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%        80,742     0.765272           61,790
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.25%           640     1.007742              645
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%         8,702     0.993064            8,642
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.15%       111,268     0.983818          109,468
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%     4,111,172     0.981208        4,033,915
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%       209,936     0.977269          205,164
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%       179,398     0.975974          175,088
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%     1,027,847     0.974677        1,001,819
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%     2,009,424     0.972081        1,953,322

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%         2,680   $ 0.970781  $         2,601
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%        88,421     0.970018           85,770
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%       204,374     0.969329          198,106
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%         7,813     0.965630            7,545
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.95%        75,932     0.967271           73,447
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%        35,766     0.970487           34,710
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%       826,396     0.970164          801,740
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%        28,395     0.966316           27,439
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%        78,357     0.965017           75,615
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.75%       503,747     0.961483          484,345
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%     1,219,898     0.961164        1,172,522
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.95%         3,856     0.959102            3,698
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.00%         1,510     0.958422            1,447
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.05%         9,924     0.958098            9,508
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.10%        60,490     0.956722           57,872
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%        62,415     0.956397           59,693
Hartford Global Health HLS
 Fund -- Class IA.............     0.25%        51,929     1.645811           85,465
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%        19,579     1.612989           31,581
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%         2,861     1.603586            4,587
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%        27,740     1.601200           44,417
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%       259,772     1.601200          415,947
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%     1,075,017     1.594771        1,714,405
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%    41,109,133     1.586593       65,223,462
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%     2,210,485     1.577892        3,487,907
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%     1,614,211     1.577348        2,546,172
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%     5,019,641     1.572110        7,891,428
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%     6,775,668     1.568692       10,628,936
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%        17,159     1.563502           26,828
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%       173,985     1.565361          272,349
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       896,821     1.564250        1,402,853
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%        53,597     1.554399           83,311
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%       412,866     1.560916          644,449
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%        64,408     1.563398          100,696
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%       605,165     1.562880          945,800
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     2,551,906     1.562880        3,988,325
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%        37,521     1.554302           58,319
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%       426,457     1.554302          662,844
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%         5,075     1.553769            7,885
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%       418,197     1.553769          649,782
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%        11,929     1.553251           18,529
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%        44,951     1.545751           69,483
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%       685,934     1.545751        1,060,283
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     1,290,460     1.545242        1,994,074
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     2,996,139     1.545242        4,629,759
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%        45,388     1.541951           69,986
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%       148,946     1.541951          229,667
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%        28,157     1.540867           43,386
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%        43,627     1.540354           67,201
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%       269,739     1.538101          414,886
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%        51,452     1.537574           79,111
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%        76,910     1.537574          118,255
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.25%        45,511     1.655809           75,357

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%        65,050   $ 1.060196  $        68,965
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        15,099     1.591934           24,036
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        41,299     1.054007           43,530
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%       175,807     1.591934          279,874
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%     1,021,300     1.047390        1,069,700
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%    66,602,519     1.571257      104,649,674
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     2,830,238     1.560303        4,416,028
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     2,500,137     1.562096        3,905,455
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%     5,269,716     1.550712        8,171,812
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%     5,670,435     1.551204        8,796,002
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%       113,777     1.540872          175,316
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%         7,083     1.541664           10,920
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%       125,980     1.547897          195,004
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%       893,283     1.546809        1,381,739
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%        80,680     1.531895          123,593
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%        31,748     1.543527           49,004
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%       121,054     0.711845           86,172
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%     1,827,704     0.711618        1,300,627
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%     7,563,198     0.711618        5,382,108
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%       256,106     0.707524          181,201
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,155,823     0.707524        1,525,297
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%        89,759     0.707453           63,500
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%       777,637     0.707453          550,142
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%         5,208     0.707217            3,683
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%        13,973     0.703642            9,832
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%     1,232,606     0.703642          867,314
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%     2,672,666     0.703403        1,879,961
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%     9,133,460     0.703403        6,424,503
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%        88,807     0.701914           62,335
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%       190,315     0.701914          133,585
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%        38,895     0.701420           27,282
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       357,923     0.701420          251,055
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%       114,863     0.701191           80,541
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       240,605     0.700162          168,462
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%        30,998     0.699918           21,696
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%       183,104     0.699918          128,157
Hartford Global Technology HLS
 Fund -- Class IA.............     0.25%       924,673     0.475064          439,279
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%        11,283     0.465583            5,253
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%         6,590     0.462175            3,046
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%       169,689     0.462175           78,426
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%     1,301,404     0.460332          599,078
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    63,767,497     0.457960       29,202,963
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     2,798,702     0.455438        1,274,635
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     1,973,795     0.455260          898,590
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     5,314,679     0.453768        2,411,631
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     9,353,013     0.452768        4,234,745
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%        32,219     0.451277           14,540
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%        10,865     0.451114            4,902
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%        76,573     0.451817           34,597
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%     1,107,754     0.451493          500,143
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%       121,194     0.448644           54,373
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%        98,052     0.450539           44,176

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%        44,155   $ 0.451503  $        19,936
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%       657,543     0.451352          296,784
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%     4,193,400     0.451352        1,892,700
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%         1,264     0.448863              568
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%       777,992     0.448863          349,212
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%         7,393     0.448718            3,318
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       407,611     0.448718          182,902
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%        55,582     0.448568           24,932
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%       875,329     0.446417          390,762
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%     1,042,673     0.446417          465,467
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     1,399,104     0.446256          624,358
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     4,703,755     0.446256        2,099,077
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%           177     0.445296               79
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%       499,875     0.445296          222,592
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%         6,108     0.444971            2,718
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%        54,087     0.444827           24,059
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       199,375     0.444186           88,560
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       131,360     0.444032           58,328
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       172,158     0.444032           76,444
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.25%        36,185     1.204783           43,596
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%        96,478     0.945316           91,202
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%        31,493     1.155359           36,386
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%       411,637     1.155359          475,588
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%     1,573,126     0.933889        1,469,125
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%    97,134,649     1.139354      110,670,751
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%     4,460,149     1.131403        5,046,226
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%     2,170,665     1.132706        2,458,726
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%     9,900,864     1.038034       10,277,434
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%    10,464,739     1.124810       11,770,843
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%       237,866     1.031464          245,350
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%       279,542     1.122433          313,767
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%       999,932     1.121634        1,121,558
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%       285,346     1.025441          292,606
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%       210,825     1.119257          235,967
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%        65,617     1.023266           67,143
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%         4,728     1.020715            4,825
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%        92,697     0.818313           75,855
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%     1,752,654     0.818046        1,433,752
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%     9,371,009     0.818046        7,665,917
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%        49,286     0.813385           40,088
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%       836,940     0.813385          680,754
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%        27,610     0.813264           22,454
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%       551,129     0.813264          448,213
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%        59,284     0.812997           48,198
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%        51,618     0.808893           41,753
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%     1,724,687     0.808893        1,395,088
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%     4,433,871     0.808621        3,585,321
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%     9,181,238     0.808621        7,424,142
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%         9,459     0.806905            7,633
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%       677,176     0.806905          546,417
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%        52,595     0.806338           42,409
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       189,104     0.806338          152,482

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%       303,250   $ 0.806068  $       244,440
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%       396,046     0.804896          318,776
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       146,239     0.804624          117,666
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       286,778     0.804624          230,749
Hartford Growth HLS Fund --
 Class IA.....................     0.25%         2,131     1.144938            2,440
Hartford Growth HLS Fund --
 Class IA.....................     0.80%        14,983     1.134468           16,998
Hartford Growth HLS Fund --
 Class IA.....................     1.00%         5,789     1.130692            6,546
Hartford Growth HLS Fund --
 Class IA.....................     1.00%         7,817     1.130692            8,839
Hartford Growth HLS Fund --
 Class IA.....................     1.15%       918,147     1.127844        1,035,527
Hartford Growth HLS Fund --
 Class IA.....................     1.25%    19,485,129     1.125967       21,939,613
Hartford Growth HLS Fund --
 Class IA.....................     1.40%       411,545     1.123154          462,228
Hartford Growth HLS Fund --
 Class IA.....................     1.45%       310,851     1.122228          348,845
Hartford Growth HLS Fund --
 Class IA.....................     1.50%     6,258,770     1.121259        7,017,703
Hartford Growth HLS Fund --
 Class IA.....................     1.60%     9,631,758     1.119410       10,781,886
Hartford Growth HLS Fund --
 Class IA.....................     1.65%        66,510     1.118463           74,389
Hartford Growth HLS Fund --
 Class IA.....................     1.70%       184,802     1.117538          206,523
Hartford Growth HLS Fund --
 Class IA.....................     1.75%       325,526     1.117021          363,620
Hartford Growth HLS Fund --
 Class IA.....................     1.80%       600,776     1.116249          670,615
Hartford Growth HLS Fund --
 Class IA.....................     1.85%       328,288     1.114742          365,956
Hartford Growth HLS Fund --
 Class IA.....................     1.95%        31,871     1.113856           35,500
Hartford Growth HLS Fund --
 Class IB.....................     1.40%       159,299     1.117928          178,085
Hartford Growth HLS Fund --
 Class IB.....................     1.45%     2,039,136     1.117557        2,278,851
Hartford Growth HLS Fund --
 Class IB.....................     1.60%        61,142     1.114742           68,157
Hartford Growth HLS Fund --
 Class IB.....................     1.65%       210,669     1.113811          234,645
Hartford Growth HLS Fund --
 Class IB.....................     1.70%        35,662     1.113437           39,708
Hartford Growth HLS Fund --
 Class IB.....................     1.75%     2,737,620     1.111405        3,042,605
Hartford Growth HLS Fund --
 Class IB.....................     1.80%     8,904,133     1.111034        9,892,793
Hartford Growth HLS Fund --
 Class IB.....................     1.95%       208,650     1.108671          231,324
Hartford Growth HLS Fund --
 Class IB.....................     2.00%         9,541     1.107875           10,571
Hartford Growth HLS Fund --
 Class IB.....................     2.05%       151,586     1.107504          167,882
Hartford Growth HLS Fund --
 Class IB.....................     2.10%       108,775     1.105897          120,294
Hartford Growth HLS Fund --
 Class IB.....................     2.15%       508,791     1.105522          562,479
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.25%           472     1.109338              524
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%         9,769     1.099190           10,738
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%        44,695     1.095536           48,965
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%     1,343,780     1.092785        1,468,462
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%    12,404,518     1.090977       13,533,044
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       267,470     1.088231          291,070
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%       497,780     1.087321          541,247
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%     5,449,994     1.086404        5,920,895
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%     5,559,479     1.084588        6,029,742
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%         9,273     1.083686           10,049
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%       226,595     1.082292          245,242
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%       908,617     1.081524          982,691
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%       202,471     1.080084          218,686
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%       179,635     1.079231          193,868
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%         4,482     1.075103            4,819
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%       100,598     1.083246          108,973
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%     1,089,541     1.082887        1,179,850
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%       118,902     1.080180          128,436
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%         9,990     1.078910           10,778
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%       841,799     1.076918          906,549

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%     5,248,104   $ 1.076571  $     5,649,957
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%        94,425     1.074270          101,437
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%       197,866     1.073521          212,414
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%        25,155     1.073158           26,996
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%       199,984     1.071597          214,302
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%       130,070     1.071230          139,335
Hartford High Yield HLS
 Fund -- Class IA.............     0.25%        12,260     1.276627           15,652
Hartford High Yield HLS
 Fund -- Class IA.............     0.80%        80,949     1.175599           95,164
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%         5,268     1.227308            6,466
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%    10,136,977     1.227308       12,441,192
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%     2,769,358     1.161392        3,216,310
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%    93,067,924     1.211312      112,734,293
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%     4,320,853     1.202870        5,197,425
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%     2,069,910     1.204260        2,492,710
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%    14,045,458     1.195545       16,791,977
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%    20,260,356     1.195869       24,228,732
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%       172,742     1.187937          205,207
Hartford High Yield HLS
 Fund -- Class IA.............     1.70%         9,784     1.188559           11,629
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%       965,800     1.193324        1,152,512
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%     1,944,946     1.192493        2,319,335
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%       474,528     1.181027          560,430
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%       192,617     1.189948          229,205
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%        26,641     1.175570           31,318
Hartford High Yield HLS
 Fund -- Class IA.............     2.20%         3,816     1.175175            4,484
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%       506,603     1.129252          572,083
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%     3,919,409     1.128876        4,424,526
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%     8,414,379     1.128876        9,498,791
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%       280,142     1.122438          314,443
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%       869,168     1.122438          975,587
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%        24,130     1.122301           27,081
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%       541,688     1.122301          607,937
Hartford High Yield HLS
 Fund -- Class IB.............     1.70%       186,517     1.121918          209,256
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%        48,662     1.116265           54,320
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%     4,759,759     1.116265        5,313,152
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%     8,968,088     1.115881       10,007,319
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    11,386,483     1.115881       12,705,961
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%       190,601     1.113504          212,235
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%       761,727     1.113504          848,186
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%        36,540     1.112724           40,659
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%       202,506     1.112724          225,334
Hartford High Yield HLS
 Fund -- Class IB.............     2.05%       144,435     1.112350          160,663
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%       384,069     1.110723          426,594
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       281,241     1.110352          312,276
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       326,862     1.110352          362,932
Hartford Index HLS Fund --
 Class IA.....................     0.15%       491,435     4.978349        2,446,536
Hartford Index HLS Fund --
 Class IA.....................     0.25%       161,241     2.890871          466,127
Hartford Index HLS Fund --
 Class IA.....................     0.70%       336,726     4.366014        1,470,150
Hartford Index HLS Fund --
 Class IA.....................     0.80%        21,647     0.874199           18,923
Hartford Index HLS Fund --
 Class IA.....................     1.00%         5,526     0.869090            4,802
Hartford Index HLS Fund --
 Class IA.....................     1.00%       124,627     1.686970          210,241
Hartford Index HLS Fund --
 Class IA.....................     1.00%       666,024     1.686970        1,123,563
Hartford Index HLS Fund --
 Class IA.....................     1.15%     2,597,349     0.863613        2,243,104

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     1.25%     6,541,990   $ 4.337163  $    28,373,677
Hartford Index HLS Fund --
 Class IA.....................     1.25%    99,566,871     4.206054      418,783,637
Hartford Index HLS Fund --
 Class IA.....................     1.40%     2,478,944     4.176724       10,353,865
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,406,719     4.181534        5,882,242
Hartford Index HLS Fund --
 Class IA.....................     1.50%    16,066,810     0.921091       14,798,995
Hartford Index HLS Fund --
 Class IA.....................     1.60%     5,721,937     4.152381       23,759,664
Hartford Index HLS Fund --
 Class IA.....................     1.65%       305,108     0.915244          279,248
Hartford Index HLS Fund --
 Class IA.....................     1.70%         5,118     0.915735            4,687
Hartford Index HLS Fund --
 Class IA.....................     1.75%       141,509     4.143561          586,352
Hartford Index HLS Fund --
 Class IA.....................     1.80%       534,331     4.140613        2,212,460
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,169,500     0.909929        1,064,162
Hartford Index HLS Fund --
 Class IA.....................     1.95%       146,587     4.131811          605,669
Hartford Index HLS Fund --
 Class IA.....................     2.15%        82,565     0.905708           74,780
Hartford Index HLS Fund --
 Class IB.....................     1.40%       240,364     0.780643          187,639
Hartford Index HLS Fund --
 Class IB.....................     1.45%     3,572,698     0.780379        2,788,059
Hartford Index HLS Fund --
 Class IB.....................     1.45%    13,017,674     0.780379       10,158,719
Hartford Index HLS Fund --
 Class IB.....................     1.60%       271,312     0.775905          210,512
Hartford Index HLS Fund --
 Class IB.....................     1.60%     1,234,769     0.775905          958,064
Hartford Index HLS Fund --
 Class IB.....................     1.65%       173,967     0.775824          134,968
Hartford Index HLS Fund --
 Class IB.....................     1.65%     1,141,319     0.775824          885,462
Hartford Index HLS Fund --
 Class IB.....................     1.70%       102,081     0.775560           79,170
Hartford Index HLS Fund --
 Class IB.....................     1.75%       102,764     0.771644           79,297
Hartford Index HLS Fund --
 Class IB.....................     1.75%     2,463,068     0.771644        1,900,612
Hartford Index HLS Fund --
 Class IB.....................     1.80%     7,428,926     0.771380        5,730,525
Hartford Index HLS Fund --
 Class IB.....................     1.80%    10,519,468     0.771380        8,114,507
Hartford Index HLS Fund --
 Class IB.....................     1.95%       134,867     0.769751          103,814
Hartford Index HLS Fund --
 Class IB.....................     1.95%       238,774     0.769751          183,797
Hartford Index HLS Fund --
 Class IB.....................     2.00%        40,850     0.769214           31,423
Hartford Index HLS Fund --
 Class IB.....................     2.00%        95,365     0.769214           73,356
Hartford Index HLS Fund --
 Class IB.....................     2.05%       179,711     0.768952          138,189
Hartford Index HLS Fund --
 Class IB.....................     2.10%       610,300     0.767827          468,605
Hartford Index HLS Fund --
 Class IB.....................     2.15%        94,771     0.767574           72,744
Hartford Index HLS Fund --
 Class IB.....................     2.15%       245,318     0.767574          188,300
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.25%       351,869     1.070076          376,527
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%        10,833     1.054481           11,423
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        35,213     1.048865           36,934
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        65,848     1.048865           69,066
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%       551,750     1.044678          576,401
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%    11,302,215     1.041891       11,775,676
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%       481,148     1.037731          499,302
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%       566,610     1.036347          587,205
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%     2,891,480     1.034963        2,992,575
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%     4,509,236     1.032199        4,654,429
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%       201,535     1.030000          207,581
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%       500,909     1.029268          515,569
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        45,044     1.025346           46,186
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%        28,937     1.027097           29,721
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%       148,295     1.030584          152,831
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%     1,429,021     1.030246        1,472,243
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%       104,562     1.026127          107,294
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%       161,275     1.024750          165,266
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%         7,202     1.024409            7,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%     1,086,166   $ 1.020986  $     1,108,961
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%     3,943,021     1.020637        4,024,392
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%       214,556     1.018457          218,516
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       360,893     1.017742          367,296
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%        26,151     1.017405           26,606
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%       105,586     1.015933          107,268
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%       160,086     1.015586          162,581
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.25%       328,754     1.362283          447,856
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%           425     1.335298              567
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%        70,067     1.335298           93,561
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%       383,248     1.329985          509,714
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%     7,861,967     1.326433       10,428,372
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%       169,911     1.321133          224,475
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%       190,032     1.319376          250,724
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%     1,342,224     1.317612        1,768,531
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%     1,446,563     1.314109        1,900,943
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.65%         6,171     1.312346            8,098
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%        49,210     1.311324           64,530
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%       172,279     1.310407          225,756
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%         6,791     1.305378            8,865
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.95%         7,190     1.307614            9,402
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%        10,268     1.312014           13,472
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%       769,820     1.311570        1,009,673
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.60%        43,794     1.306318           57,209
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.65%        25,862     1.304598           33,739
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.70%        11,709     1.304148           15,270
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.75%       442,722     1.299843          575,470
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%     1,018,628     1.299409        1,323,615
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%        36,205     1.296635           46,945
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%        12,039     1.295710           15,599
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.05%        59,349     1.295273           76,873
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.10%        50,383     1.293394           65,166
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%        35,939     1.292958           46,468
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%       378,785     1.841119          697,387
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.25%       595,837     1.904825        1,134,965
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.70%       262,284     1.636686          429,277
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%        27,588     0.855464           23,601
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%        79,781     1.641672          130,974
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       546,601     1.640795          896,861
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%       987,990     0.845123          834,973
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%     3,894,373     1.587366        6,181,795
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   126,141,600     1.586746      200,154,679
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     2,263,960     1.575676        3,567,267
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%       843,919     1.577500        1,331,282
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%     6,509,105     0.882523        5,744,435
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%     3,393,588     1.566487        5,316,012
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%       187,395     0.876917          164,330
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%        30,752     0.877401           26,982
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%       114,498     1.563177          178,981
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       411,152     1.562071          642,249
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       104,024     0.871834           90,692
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%        33,374     1.558755           52,021

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.25%     4,821,115   $ 0.937415  $     4,519,386
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.35%         7,570     0.931212            7,049
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%       778,696     0.930899          724,887
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     1,366,616     0.667473          912,179
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     3,627,199     0.667473        2,421,057
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%        32,365     0.928562           30,053
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%       143,836     0.663660           95,458
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%       591,870     0.663660          392,800
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%       541,770     0.663601          359,519
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%       292,314     0.663374          193,913
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%        69,137     0.660026           45,632
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%     1,501,098     0.662006          993,736
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%     2,108,588     0.659797        1,391,240
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%     3,162,965     0.659797        2,086,915
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%        17,573     0.660604           11,609
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%       118,117     0.658392           77,767
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%       162,676     0.660387          107,429
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%        83,156     0.657937           54,711
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%       130,506     0.657714           85,835
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       115,756     0.658722           76,251
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       390,668     0.656754          256,573
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%        51,834     0.656540           34,031
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%        65,077     0.656540           42,726
Hartford MidCap HLS Fund --
 Class IA.....................     0.25%       152,661     2.976328          454,368
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%        13,345     1.787105           23,850
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%        27,742     1.776685           49,289
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       160,269     2.836439          454,593
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       516,306     2.836439        1,464,470
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   158,485,765     2.791258      442,374,659
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     6,106,662     2.771802       16,926,458
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     2,183,344     2.774993        6,058,764
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%     3,779,475     2.044315        7,726,438
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     1,912,178     2.755658        5,269,308
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       223,423     2.031356          453,851
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%        72,682     2.032397          147,720
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%       130,974     2.749801          360,153
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        38,630     2.747852          106,150
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%        63,669     2.019533          128,581
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%        19,552     2.742021           53,612
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%       436,056     1.104402          481,581
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    12,235,511     1.104402       13,512,920
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     1,661,507     1.098084        1,824,474
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%        51,342     1.097964           56,372
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%       961,862     1.097964        1,056,090
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%        52,524     1.091685           57,339
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     1,390,104     1.091685        1,517,556
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%        24,485     1.089368           26,673
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        31,794     1.088592           34,611
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%        52,821     1.086282           57,378
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.25%        57,987     1.237863           71,780
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%        62,759     1.219837           76,556
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%        31,174     1.213348           37,824

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%       158,094   $ 1.213348  $       191,823
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%       274,108     1.213348          332,588
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%     3,097,313     1.208486        3,743,059
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%   107,899,110     1.205275      130,048,100
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%     3,654,656     1.200458        4,387,261
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%     5,091,813     1.198858        6,104,361
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%    15,963,984     1.197253       19,112,927
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%    30,126,399     1.194067       35,972,939
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%       234,426     1.192459          279,543
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%         2,311     1.190880            2,752
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%       997,997     1.191521        1,189,135
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%     3,206,354     1.190688        3,817,767
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%     1,167,161     1.186112        1,384,383
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%       763,908     1.188155          907,641
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.00%        25,579     1.183606           30,276
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.15%        44,241     1.180645           52,233
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%       287,161     1.192254          342,369
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%    13,501,150     1.191844       16,091,265
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%     1,137,093     1.187086        1,349,827
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%     1,150,321     1.185486        1,363,689
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.70%        43,807     1.185096           51,916
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%     3,328,612     1.181151        3,931,593
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%    19,492,847     1.180771       23,016,588
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%       855,202     1.178252        1,007,643
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%       481,402     1.177425          566,814
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.05%       208,435     1.177019          245,332
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.10%       798,672     1.175310          938,688
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%       584,347     1.174916          686,558
Hartford Money Market HLS
 Fund -- Class IA.............     0.15%       196,033     3.474434          681,104
Hartford Money Market HLS
 Fund -- Class IA.............     0.25%       334,471     1.516934          507,370
Hartford Money Market HLS
 Fund -- Class IA.............     0.38%           939     3.950041            3,710
Hartford Money Market HLS
 Fund -- Class IA.............     0.70%        24,289     3.373104           81,928
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%         5,278     1.095304            5,781
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%       289,302     3.012154          871,424
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%    13,327,483     3.013573       40,163,342
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%       594,568     1.088411          647,134
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%            48     0.626403               30
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%            55     0.546262               30
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%            48     0.626858               30
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%     1,230,093     3.271738        4,024,540
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%   170,473,766     1.904922      324,739,226
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     3,612,883     1.891645        6,834,292
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%     2,906,356     1.893835        5,504,159
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%    11,245,961     1.114573       12,534,444
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     6,980,036     1.880654       13,127,033
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%       266,046     1.107490          294,644
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%        60,647     1.108089           67,202
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%       263,051     1.876655          493,655
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%            11     0.612944                7
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%            19     0.587487               11
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%       216,137     1.875334          405,329
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%       770,172     1.101047          847,996

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%        52,610   $ 1.871339  $        98,445
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%         2,234     1.095596            2,447
Hartford Money Market HLS
 Fund -- Class IB.............     1.25%    15,459,174     1.129779       17,465,451
Hartford Money Market HLS
 Fund -- Class IB.............     1.35%       135,698     1.122325          152,297
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%     2,072,245     1.121953        2,324,961
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%     4,800,224     1.047138        5,026,497
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    13,559,009     1.047138       14,198,153
Hartford Money Market HLS
 Fund -- Class IB.............     1.55%         4,140     1.119132            4,633
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%       535,838     1.041177          557,902
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%       903,258     1.041177          940,451
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%       220,121     1.041051          229,157
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     1,421,226     1.041051        1,479,569
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%     1,130,766     1.040702        1,176,791
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%        13,676     1.035452           14,161
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%     3,690,493     1.038571        3,832,839
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%     3,518,933     1.035113        3,642,493
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%     9,562,053     1.035113        9,897,809
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%       273,282     1.036355          283,217
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%       191,715     1.036022          198,621
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%       480,961     1.032914          496,791
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%       173,269     1.032175          178,844
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%       301,847     1.032175          311,559
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%        68,744     1.031840           70,933
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       316,721     1.033420          327,306
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       548,971     1.030327          565,620
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%        72,328     1.029983           74,497
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%       581,355     1.029983          598,786
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.15%       119,937     4.232311          507,610
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.25%         8,579     1.917778           16,452
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.70%        37,285     3.542416          132,079
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%        11,443     1.279188           14,637
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%       244,192     3.602967          879,815
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%     2,552,743     3.602967        9,197,450
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%       888,784     1.263744        1,123,196
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       984,713     3.435977        3,383,452
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    64,733,153     2.765417      179,014,163
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     3,033,425     2.746177        8,330,322
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%       939,231     2.749321        2,582,247
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%     8,419,554     1.262872       10,632,818
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     9,021,300     2.730177       24,629,747
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%       147,737     1.254850          185,388
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%        15,266     1.255500           19,167
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%       251,283     2.724362          684,585
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       448,827     2.722440        1,221,904
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%       138,165     1.247531          172,365
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%       255,709     2.716651          694,673
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%         4,880     1.241771            6,059
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%       301,304     1.224347          368,900
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     5,504,542     1.223935        6,737,202
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     7,923,375     1.223935        9,697,696
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       186,898     1.216930          227,442
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       561,051     1.216930          682,760

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%        59,110   $ 1.216790  $        71,924
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%       207,720     1.216790          252,752
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%        20,278     1.216376           24,666
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%        23,939     1.210261           28,973
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%     1,504,195     1.210261        1,820,469
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     5,198,343     1.209847        6,289,200
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     7,579,006     1.209847        9,169,438
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%       148,801     1.207278          179,644
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%       235,811     1.207278          284,689
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%        57,273     1.206423           69,096
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%        68,620     1.206423           82,785
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%       108,182     1.206015          130,469
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%       161,759     1.204260          194,800
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       163,087     1.203854          196,333
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       197,355     1.203854          237,587
Hartford Small Company HLS
 Fund -- Class IA.............     0.25%        63,783     1.852907          118,183
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%        28,619     1.062582           30,411
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%        23,301     1.753013           40,848
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       326,796     1.753013          572,877
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%     1,485,389     1.049746        1,559,282
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%   117,302,878     1.720940      201,871,215
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     3,693,088     1.708952        6,311,310
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     2,245,471     1.710914        3,841,807
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%     8,036,462     1.206069        9,692,528
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     7,509,723     1.698999       12,759,012
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%       294,277     1.198411          352,665
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%        47,554     1.199051           57,019
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%       185,876     1.695391          315,133
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%       699,498     1.694194        1,185,085
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%       533,314     1.191428          635,405
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%        75,896     1.690580          128,308
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%        25,517     1.188901           30,337
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%        31,780     1.185929           37,689
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%    12,763,064     1.212014       15,469,010
Hartford Small Company HLS
 Fund -- Class IB.............     1.35%        91,207     1.203960          109,810
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     1,499,483     1.203552        1,804,705
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%     3,208,804     0.630479        2,023,083
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    12,608,406     0.630479        7,949,335
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%        19,183     1.200549           23,030
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%       975,997     0.626857          611,811
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     1,479,339     0.626857          927,334
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%        50,994     0.626793           31,963
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     1,428,871     0.626793          895,607
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,351,841     0.626582          847,039
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       100,484     0.623399           62,642
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%     4,553,987     0.625303        2,847,622
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%     4,230,935     0.623195        2,636,697
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    12,014,929     0.623195        7,487,644
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%        45,450     0.623972           28,359
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%        85,740     0.623774           53,483
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%       605,727     0.621867          376,682
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       168,690     0.621425          104,828

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       406,098   $ 0.621425  $       252,359
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%       143,924     0.621226           89,409
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%        87,525     0.622211           54,459
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       591,925     0.620314          367,179
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       163,840     0.620119          101,600
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       319,561     0.620119          198,166
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.25%         7,736     1.099730            8,507
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%       106,739     1.086049          115,924
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%     1,539,346     1.083317        1,667,599
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%    20,592,300     1.081510       22,270,779
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%       813,870     1.078831          878,028
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%       794,052     1.077924          855,928
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%     7,954,624     1.077010        8,567,209
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%     9,289,936     1.075206        9,988,595
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%       155,679     1.072927          167,032
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%     1,117,002     1.072168        1,197,614
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%       379,235     1.070725          406,057
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%        80,296     1.069886           85,908
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%         5,632     1.065774            6,002
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%       148,042     1.078379          159,645
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%     3,085,016     1.078015        3,325,693
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%       163,740     1.075298          176,069
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%        81,108     1.074411           87,143
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%        39,089     1.074050           41,984
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%     2,447,185     1.072097        2,623,619
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%     6,237,171     1.071742        6,684,641
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%       254,877     1.069438          272,575
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%       263,614     1.068692          281,722
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%        72,181     1.068339           77,113
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%       307,387     1.066769          327,911
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%       138,977     1.066415          148,207
Hartford Stock HLS Fund --
 Class IA.....................     0.15%       547,344    14.049941        7,690,152
Hartford Stock HLS Fund --
 Class IA.....................     0.25%       907,314     3.006650        2,727,976
Hartford Stock HLS Fund --
 Class IA.....................     0.70%       178,664    17.088451        3,053,094
Hartford Stock HLS Fund --
 Class IA.....................     0.80%       156,724     0.860623          134,880
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       519,936    14.262731        7,415,712
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       634,085    14.237745        9,027,937
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        80,396     0.855599           68,786
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        76,155    13.715615        1,044,515
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       350,171    10.453679        3,660,572
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     1,642,244     9.995970       16,415,823
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     1,137,385    17.481065       19,882,705
Hartford Stock HLS Fund --
 Class IA.....................     1.15%     7,099,400     0.850189        6,035,832
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     3,423,711    16.585442       56,783,761
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   276,782,536     5.335088    1,476,659,189
Hartford Stock HLS Fund --
 Class IA.....................     1.40%     5,584,882     5.297915       29,588,228
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     2,899,490     5.303982       15,378,843
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    42,182,938     0.900541       37,987,465
Hartford Stock HLS Fund --
 Class IA.....................     1.60%    10,114,269     5.267024       53,272,097
Hartford Stock HLS Fund --
 Class IA.....................     1.65%       601,018     0.894817          537,801
Hartford Stock HLS Fund --
 Class IA.....................     1.70%       243,068     0.895298          217,619
Hartford Stock HLS Fund --
 Class IA.....................     1.75%       422,632     5.255817        2,221,276

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.80%       728,196   $ 5.252079  $     3,824,543
Hartford Stock HLS Fund --
 Class IA.....................     1.85%       960,224     0.889596          854,211
Hartford Stock HLS Fund --
 Class IA.....................     1.95%        97,391     5.240932          510,420
Hartford Stock HLS Fund --
 Class IA.....................     2.00%        38,759     0.887709           34,407
Hartford Stock HLS Fund --
 Class IA.....................     2.15%           975     0.885479              863
Hartford Stock HLS Fund --
 Class IA.....................     2.20%        14,429     0.885188           12,772
Hartford Stock HLS Fund --
 Class IB.....................     1.25%    38,998,737     0.991108       38,651,961
Hartford Stock HLS Fund --
 Class IB.....................     1.35%       268,012     0.984525          263,864
Hartford Stock HLS Fund --
 Class IB.....................     1.40%     4,749,503     0.984211        4,674,513
Hartford Stock HLS Fund --
 Class IB.....................     1.45%     9,035,100     0.772000        6,975,097
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    35,149,815     0.772000       27,135,657
Hartford Stock HLS Fund --
 Class IB.....................     1.55%        38,336     0.981736           37,636
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     1,045,776     0.767593          802,730
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     3,926,476     0.767593        3,013,936
Hartford Stock HLS Fund --
 Class IB.....................     1.65%       145,039     0.767487          111,316
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     4,575,703     0.767487        3,511,793
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     2,310,038     0.767225        1,772,319
Hartford Stock HLS Fund --
 Class IB.....................     1.75%       170,533     0.763371          130,180
Hartford Stock HLS Fund --
 Class IB.....................     1.75%    10,153,864     0.765679        7,774,600
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    14,750,129     0.763122       11,256,148
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    24,309,445     0.763122       18,551,076
Hartford Stock HLS Fund --
 Class IB.....................     1.90%       202,899     0.764043          155,023
Hartford Stock HLS Fund --
 Class IB.....................     1.95%       574,464     0.763798          438,774
Hartford Stock HLS Fund --
 Class IB.....................     1.95%       880,377     0.761499          670,406
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       411,162     0.760952          312,875
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       740,487     0.760952          563,475
Hartford Stock HLS Fund --
 Class IB.....................     2.05%       931,074     0.760699          708,267
Hartford Stock HLS Fund --
 Class IB.....................     2.10%       100,998     0.761871           76,948
Hartford Stock HLS Fund --
 Class IB.....................     2.10%     1,146,598     0.759589          870,943
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       453,080     0.759345          344,044
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       556,743     0.759345          422,760
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.25%        25,342     1.099864           27,873
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%        14,106     1.089805           15,372
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%        10,999     1.086165           11,946
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%       269,810     1.086165          293,059
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%     1,854,552     1.083443        2,009,301
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%    86,318,593     1.081638       93,365,470
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%     3,122,229     1.078918        3,368,629
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%     1,750,583     1.078029        1,887,179
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%    11,308,566     1.077128       12,180,773
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%    33,553,544     1.075324       36,080,931
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%        51,597     1.074434           55,437
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%     1,278,740     1.073039        1,372,138
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%     1,996,821     1.072282        2,141,156
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%       322,660     1.070855          345,522
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%       995,373     1.069999        1,065,048
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%       186,367     1.068579          199,148
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.15%         6,606     1.065908            7,041
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%       565,685     1.074296          607,713
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%    15,668,177     1.073938       16,826,651
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%       591,619     1.071249          633,771
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%       521,263     1.070343          557,930

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.70%        42,187   $ 1.069988  $        45,139
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%     2,866,686     1.068019        3,061,675
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%    29,236,600     1.067662       31,214,809
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%     1,283,557     1.065388        1,367,486
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%       768,622     1.064652          818,315
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.05%       239,205     1.064291          254,584
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.10%       392,853     1.062729          417,496
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%       787,915     1.062371          837,058
Hartford Value HLS Fund --
 Class IA.....................     0.25%        11,296     0.996768           11,260
Hartford Value HLS Fund --
 Class IA.....................     0.80%        30,675     0.982249           30,130
Hartford Value HLS Fund --
 Class IA.....................     1.00%         7,262     0.977019            7,095
Hartford Value HLS Fund --
 Class IA.....................     1.00%        12,172     0.977019           11,893
Hartford Value HLS Fund --
 Class IA.....................     1.00%        48,900     0.977019           47,777
Hartford Value HLS Fund --
 Class IA.....................     1.15%     1,294,507     0.973129        1,259,722
Hartford Value HLS Fund --
 Class IA.....................     1.25%    53,020,253     0.970529       51,457,693
Hartford Value HLS Fund --
 Class IA.....................     1.40%     1,460,216     0.966629        1,411,487
Hartford Value HLS Fund --
 Class IA.....................     1.45%     1,711,261     0.965362        1,651,987
Hartford Value HLS Fund --
 Class IA.....................     1.50%     3,985,216     0.964063        3,841,999
Hartford Value HLS Fund --
 Class IA.....................     1.60%     8,795,233     0.961501        8,456,625
Hartford Value HLS Fund --
 Class IA.....................     1.65%        33,263     0.960223           31,940
Hartford Value HLS Fund --
 Class IA.....................     1.75%       351,166     0.959458          336,929
Hartford Value HLS Fund --
 Class IA.....................     1.80%       815,223     0.958773          781,614
Hartford Value HLS Fund --
 Class IA.....................     1.85%       271,357     0.955109          259,175
Hartford Value HLS Fund --
 Class IA.....................     1.95%       121,416     0.956738          116,163
Hartford Value HLS Fund --
 Class IA.....................     2.15%         1,388     0.950690            1,320
Hartford Value HLS Fund --
 Class IB.....................     1.40%        57,634     0.959999           55,329
Hartford Value HLS Fund --
 Class IB.....................     1.45%     6,625,788     0.959675        6,358,603
Hartford Value HLS Fund --
 Class IB.....................     1.60%       244,805     0.955846          233,996
Hartford Value HLS Fund --
 Class IB.....................     1.65%       407,173     0.954566          388,673
Hartford Value HLS Fund --
 Class IB.....................     1.70%        17,197     0.954258           16,411
Hartford Value HLS Fund --
 Class IB.....................     1.75%     1,162,383     0.951083        1,105,523
Hartford Value HLS Fund --
 Class IB.....................     1.80%     7,297,520     0.950753        6,938,139
Hartford Value HLS Fund --
 Class IB.....................     1.95%       366,683     0.948736          347,885
Hartford Value HLS Fund --
 Class IB.....................     2.00%        56,020     0.948060           53,110
Hartford Value HLS Fund --
 Class IB.....................     2.05%       194,337     0.947744          184,182
Hartford Value HLS Fund --
 Class IB.....................     2.10%       231,351     0.946373          218,945
Hartford Value HLS Fund --
 Class IB.....................     2.15%       470,752     0.946054          445,357
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.25%         7,184     1.135807            8,160
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%       109,745     1.121669          123,098
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%       472,147     1.118843          528,258
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%     9,635,358     1.116996       10,762,657
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%       376,086     1.114206          419,037
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%       148,558     1.113287          165,388
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%     2,167,656     1.112332        2,411,154
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%     2,608,078     1.110493        2,896,253
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%        18,569     1.109553           20,604
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%        53,574     1.108132           59,367
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%       183,323     1.107332          202,999
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%        80,622     1.105852           89,156
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%        48,418     1.105001           53,502
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%         5,619     1.100753            6,186
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%        24,820     1.109080           27,528

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%       775,015   $ 1.108704  $       859,262
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%        53,167     1.105930           58,799
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%         7,612     1.104998            8,411
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%        35,073     1.104625           38,743
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%       271,504     1.102613          299,363
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%     2,891,862     1.102253        3,187,563
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%       138,121     1.099905          151,920
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%        44,373     1.099128           48,771
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%        49,999     1.098747           54,937
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%        70,238     1.097152           77,062
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%       106,711     1.096794          117,040
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%        85,332     1.074486           91,688
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%     1,018,796     1.074311        1,094,503
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%        11,726     1.074053           12,595
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%       346,421     1.073878          372,014
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%        15,687     1.073705           16,842
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%         5,337     1.073359            5,728
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%        12,165     1.073367           13,057
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%        10,020     1.073105           10,752
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%        65,511     1.072844           70,283
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%        50,436     1.072758           54,106
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%         1,244     1.072329            1,334
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%         2,562     1.072237            2,748
Huntington Income Equity
 Fund.........................     1.15%       573,447     1.088842          624,394
Huntington Income Equity
 Fund.........................     1.25%     4,886,843     1.088124        5,317,491
Huntington Income Equity
 Fund.........................     1.40%     1,193,878     1.081344        1,290,992
Huntington Income Equity
 Fund.........................     1.45%     1,447,921     1.081773        1,566,322
Huntington Income Equity
 Fund.........................     1.50%     2,141,007     1.081416        2,315,319
Huntington Income Equity
 Fund.........................     1.60%     5,555,862     1.075034        5,972,741
Huntington Income Equity
 Fund.........................     1.65%        23,750     1.185798           28,163
Huntington Income Equity
 Fund.........................     1.75%     1,148,679     1.072747        1,232,242
Huntington Income Equity
 Fund.........................     1.80%     1,963,636     1.072005        2,105,028
Huntington Income Equity
 Fund.........................     1.95%       209,297     1.069708          223,886
Huntington Income Equity
 Fund.........................     2.00%        45,869     1.180498           54,149
Huntington Income Equity
 Fund.........................     2.05%        24,993     1.180095           29,494
Huntington Income Equity
 Fund.........................     2.15%         5,133     1.178220            6,048
Huntington VA Dividend Capture
 Fund.........................     1.15%       548,392     1.209553          663,310
Huntington VA Dividend Capture
 Fund.........................     1.25%     2,873,616     1.208747        3,473,475
Huntington VA Dividend Capture
 Fund.........................     1.40%       240,974     1.204750          290,313
Huntington VA Dividend Capture
 Fund.........................     1.45%       310,677     1.203416          373,874
Huntington VA Dividend Capture
 Fund.........................     1.50%     2,234,005     1.203009        2,687,528
Huntington VA Dividend Capture
 Fund.........................     1.60%     4,143,762     1.199430        4,970,152
Huntington VA Dividend Capture
 Fund.........................     1.65%        31,766     1.220513           38,771
Huntington VA Dividend Capture
 Fund.........................     1.75%     1,029,824     1.196882        1,232,577
Huntington VA Dividend Capture
 Fund.........................     1.80%     1,829,125     1.196030        2,187,688
Huntington VA Dividend Capture
 Fund.........................     1.95%       507,504     1.193483          605,697
Huntington VA Dividend Capture
 Fund.........................     2.00%        67,618     1.215046           82,159
Huntington VA Dividend Capture
 Fund.........................     2.05%        27,052     1.214633           32,858
Huntington VA Dividend Capture
 Fund.........................     2.15%         1,673     1.212721            2,029
Huntington VA Growth Fund.....     1.15%       479,723     0.821875          394,272
Huntington VA Growth Fund.....     1.25%     3,267,640     0.821336        2,683,831
Huntington VA Growth Fund.....     1.40%       492,612     0.818061          402,986

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Huntington VA Growth Fund.....     1.45%       974,856   $ 0.816961  $       796,419
Huntington VA Growth Fund.....     1.50%     2,290,067     0.816693        1,870,282
Huntington VA Growth Fund.....     1.60%     3,694,126     0.813709        3,005,942
Huntington VA Growth Fund.....     1.65%        19,747     1.171036           23,125
Huntington VA Growth Fund.....     1.75%       806,383     0.811980          654,767
Huntington VA Growth Fund.....     1.80%     1,624,770     0.811389        1,318,320
Huntington VA Growth Fund.....     1.95%       466,692     0.809670          377,867
Huntington VA Growth Fund.....     2.00%        63,354     1.165812           73,859
Huntington VA Growth Fund.....     2.05%        14,457     1.165425           16,849
Huntington VA Growth Fund.....     2.15%         3,407     1.163564            3,965
Huntington VA Mid Corp America
 Fund.........................     1.15%       343,817     1.223973          420,823
Huntington VA Mid Corp America
 Fund.........................     1.25%     1,957,618     1.223153        2,394,467
Huntington VA Mid Corp America
 Fund.........................     1.40%       209,547     1.219115          255,462
Huntington VA Mid Corp America
 Fund.........................     1.45%       615,511     1.217767          749,549
Huntington VA Mid Corp America
 Fund.........................     1.50%     1,060,556     1.217354        1,291,072
Huntington VA Mid Corp America
 Fund.........................     1.60%     1,938,716     1.213734        2,353,085
Huntington VA Mid Corp America
 Fund.........................     1.65%        12,356     1.293197           15,979
Huntington VA Mid Corp America
 Fund.........................     1.75%       469,288     1.211155          568,381
Huntington VA Mid Corp America
 Fund.........................     1.80%     1,180,251     1.210299        1,428,457
Huntington VA Mid Corp America
 Fund.........................     1.95%       207,608     1.207729          250,734
Huntington VA Mid Corp America
 Fund.........................     2.00%        26,712     1.287406           34,389
Huntington VA Mid Corp America
 Fund.........................     2.05%        20,062     1.286970           25,819
Huntington VA New Economy
 Fund.........................     1.15%       169,665     1.205103          204,463
Huntington VA New Economy
 Fund.........................     1.25%       347,585     1.204284          418,592
Huntington VA New Economy
 Fund.........................     1.40%       113,157     1.200283          135,820
Huntington VA New Economy
 Fund.........................     1.45%        99,118     1.198944          118,836
Huntington VA New Economy
 Fund.........................     1.50%       309,866     1.198550          371,390
Huntington VA New Economy
 Fund.........................     1.60%       620,174     1.194985          741,098
Huntington VA New Economy
 Fund.........................     1.75%       164,799     1.192454          196,515
Huntington VA New Economy
 Fund.........................     1.80%       165,738     1.191600          197,493
Huntington VA New Economy
 Fund.........................     1.95%       153,047     1.189063          181,983
Huntington VA New Economy
 Fund.........................     2.05%         2,565     1.287366            3,301
Huntington VA Rotating Index
 Fund.........................     1.15%       108,665     1.073672          116,671
Huntington VA Rotating Index
 Fund.........................     1.25%       676,547     1.072948          725,900
Huntington VA Rotating Index
 Fund.........................     1.40%        65,311     1.069388           69,843
Huntington VA Rotating Index
 Fund.........................     1.45%       127,830     1.068202          136,548
Huntington VA Rotating Index
 Fund.........................     1.50%       659,398     1.067839          704,130
Huntington VA Rotating Index
 Fund.........................     1.60%       877,962     1.064669          934,742
Huntington VA Rotating Index
 Fund.........................     1.75%       350,660     1.062402          372,542
Huntington VA Rotating Index
 Fund.........................     1.80%       347,984     1.061652          369,438
Huntington VA Rotating Index
 Fund.........................     1.95%       284,883     1.059392          301,802
Huntington VA Rotating Index
 Fund.........................     2.05%         2,626     1.259938            3,308
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.25%        76,083     0.750243           57,080
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.45%        23,759     0.745866           17,721
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.80%        23,755     0.946792           22,491
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.25%        84,413     0.827154           69,823
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.60%        25,088     0.817180           20,501
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.80%         3,355     1.001220            3,359
Marsico International
 Opportunities Portfolio......     1.25%     8,504,136     1.334586       11,349,501
Marsico International
 Opportunities Portfolio......     1.35%       240,667     1.325730          319,059
Marsico International
 Opportunities Portfolio......     1.40%     1,679,388     1.325288        2,225,672
Marsico International
 Opportunities Portfolio......     1.45%       247,813     1.326827          328,805

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Marsico International
 Opportunities Portfolio......     1.55%        35,367   $ 1.321979  $        46,754
Marsico International
 Opportunities Portfolio......     1.60%       205,554     1.317594          270,837
Marsico International
 Opportunities Portfolio......     1.65%        67,684     1.317152           89,150
Marsico International
 Opportunities Portfolio......     1.70%     1,353,048     1.314728        1,778,890
Marsico International
 Opportunities Portfolio......     1.75%     2,764,298     1.314284        3,633,072
Marsico International
 Opportunities Portfolio......     1.90%       146,937     1.311489          192,706
Marsico International
 Opportunities Portfolio......     1.95%        85,862     1.311062          112,571
Marsico International
 Opportunities Portfolio......     2.00%       226,156     1.310615          296,403
Marsico International
 Opportunities Portfolio......     2.10%       109,063     1.307781          142,630
Nations High Yield Bond.......     1.25%     8,121,603     1.316064       10,688,550
Nations High Yield Bond.......     1.35%       143,997     1.309633          188,584
Nations High Yield Bond.......     1.40%     1,900,822     1.309185        2,488,527
Nations High Yield Bond.......     1.45%       607,366     1.308403          794,680
Nations High Yield Bond.......     1.55%        60,021     1.305909           78,382
Nations High Yield Bond.......     1.60%       388,725     1.301564          505,951
Nations High Yield Bond.......     1.65%        22,959     1.301135           29,873
Nations High Yield Bond.......     1.70%     1,777,470     1.298759        2,308,505
Nations High Yield Bond.......     1.75%     3,498,512     1.298320        4,542,187
Nations High Yield Bond.......     1.90%       172,935     1.295553          224,047
Nations High Yield Bond.......     1.95%       617,749     1.295134          800,067
Nations High Yield Bond.......     2.00%       199,797     1.294690          258,675
Nations High Yield Bond.......     2.10%       359,872     1.291886          464,913
Nations International Value
 Portfolio....................     1.25%     7,159,157     1.037244        7,425,792
Nations International Value
 Portfolio....................     1.40%       607,430     1.031802          626,748
Nations International Value
 Portfolio....................     1.45%       875,753     1.031178          903,058
Nations International Value
 Portfolio....................     1.55%         6,049     1.029230            6,226
Nations International Value
 Portfolio....................     1.60%       570,046     1.025794          584,750
Nations International Value
 Portfolio....................     1.75%       104,355     1.023231          106,779
Nations International Value
 Portfolio....................     1.80%        36,836     1.022889           37,679
Nations International Value
 Portfolio....................     2.10%        18,174     1.018183           18,505
Nations Marsico Focused
 Equities Portfolio...........     1.25%    58,299,298     1.429978       83,366,711
Nations Marsico Focused
 Equities Portfolio...........     1.35%       301,168     1.420451          427,795
Nations Marsico Focused
 Equities Portfolio...........     1.40%     6,524,148     1.419974        9,264,121
Nations Marsico Focused
 Equities Portfolio...........     1.45%     1,089,250     1.421639        1,548,520
Nations Marsico Focused
 Equities Portfolio...........     1.55%        75,231     1.416411          106,558
Nations Marsico Focused
 Equities Portfolio...........     1.60%       526,132     1.411707          742,744
Nations Marsico Focused
 Equities Portfolio...........     1.65%        89,879     1.411231          126,840
Nations Marsico Focused
 Equities Portfolio...........     1.70%     1,353,535     1.408668        1,906,681
Nations Marsico Focused
 Equities Portfolio...........     1.75%     4,158,278     1.408191        5,855,650
Nations Marsico Focused
 Equities Portfolio...........     1.80%        28,101     1.407717           39,558
Nations Marsico Focused
 Equities Portfolio...........     1.90%        90,811     1.405182          127,606
Nations Marsico Focused
 Equities Portfolio...........     1.95%       262,960     1.404727          369,387
Nations Marsico Focused
 Equities Portfolio...........     2.00%       328,778     1.404249          461,687
Nations Marsico Focused
 Equities Portfolio...........     2.10%       175,532     1.401208          245,957
Nations Asset Allocation
 Portfolio....................     1.25%     6,460,430     0.980209        6,332,570
Nations Asset Allocation
 Portfolio....................     1.35%        27,218     0.973681           26,501
Nations Asset Allocation
 Portfolio....................     1.40%     1,003,298     0.973355          976,565
Nations Asset Allocation
 Portfolio....................     1.45%       408,238     0.974501          397,828
Nations Asset Allocation
 Portfolio....................     1.55%        11,553     0.970922           11,217
Nations Asset Allocation
 Portfolio....................     1.60%       137,220     0.967705          132,789
Nations Asset Allocation
 Portfolio....................     1.65%         8,829     0.967388            8,542
Nations Asset Allocation
 Portfolio....................     1.70%       150,254     0.965604          145,085

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Asset Allocation
 Portfolio....................     1.75%       738,807   $ 0.965279  $       713,155
Nations Asset Allocation
 Portfolio....................     1.90%         4,797     0.963230            4,621
Nations Asset Allocation
 Portfolio....................     1.95%        29,595     0.962916           28,497
Nations Asset Allocation
 Portfolio....................     2.00%         5,771     0.962593            5,555
Nations Asset Allocation
 Portfolio....................     2.10%        83,124     0.960506           79,842
Nations Capital Growth
 Portfolio....................     1.25%     7,388,970     0.827181        6,112,016
Nations Capital Growth
 Portfolio....................     1.35%        62,109     0.821683           51,034
Nations Capital Growth
 Portfolio....................     1.40%       882,550     0.821408          724,934
Nations Capital Growth
 Portfolio....................     1.45%       379,895     0.822346          312,406
Nations Capital Growth
 Portfolio....................     1.55%         6,517     0.819343            5,340
Nations Capital Growth
 Portfolio....................     1.60%       146,236     0.816617          119,419
Nations Capital Growth
 Portfolio....................     1.65%        40,896     0.816355           33,386
Nations Capital Growth
 Portfolio....................     1.70%       990,367     0.814840          806,991
Nations Capital Growth
 Portfolio....................     1.75%     2,317,357     0.814572        1,887,654
Nations Capital Growth
 Portfolio....................     1.90%       275,915     0.812834          224,273
Nations Capital Growth
 Portfolio....................     1.95%       265,088     0.812573          215,403
Nations Capital Growth
 Portfolio....................     2.00%       204,895     0.812308          166,438
Nations Capital Growth
 Portfolio....................     2.10%        90,181     0.810535           73,095
Nations Marsico Growth
 Portfolio....................     1.25%    32,617,125     1.373672       44,805,231
Nations Marsico Growth
 Portfolio....................     1.35%        34,130     1.364567           46,572
Nations Marsico Growth
 Portfolio....................     1.40%     4,544,389     1.364106        6,199,028
Nations Marsico Growth
 Portfolio....................     1.45%       521,885     1.365666          712,721
Nations Marsico Growth
 Portfolio....................     1.55%         8,026     1.360673           10,920
Nations Marsico Growth
 Portfolio....................     1.60%       661,115     1.356127          896,556
Nations Marsico Growth
 Portfolio....................     1.65%        12,378     1.355679           16,781
Nations Marsico Growth
 Portfolio....................     1.70%       706,443     1.353203          955,961
Nations Marsico Growth
 Portfolio....................     1.75%     1,192,252     1.352759        1,612,829
Nations Marsico Growth
 Portfolio....................     1.90%         3,762     1.349875            5,078
Nations Marsico Growth
 Portfolio....................     1.95%        85,867     1.349420          115,871
Nations Marsico Growth
 Portfolio....................     2.00%        51,997     1.348965           70,143
Nations Marsico Growth
 Portfolio....................     2.10%       565,814     1.346056          761,618
Nations Marsico 21st Century
 Portfolio....................     1.25%     5,305,467     0.798552        4,236,691
Nations Marsico 21st Century
 Portfolio....................     1.35%        49,081     0.793279           38,935
Nations Marsico 21st Century
 Portfolio....................     1.40%       451,435     0.793008          357,992
Nations Marsico 21st Century
 Portfolio....................     1.45%       318,389     0.793900          252,769
Nations Marsico 21st Century
 Portfolio....................     1.60%       248,069     0.788384          195,574
Nations Marsico 21st Century
 Portfolio....................     1.65%         1,086     0.788117              856
Nations Marsico 21st Century
 Portfolio....................     1.70%       521,550     0.786672          410,288
Nations Marsico 21st Century
 Portfolio....................     1.75%       647,497     0.786416          509,202
Nations Marsico 21st Century
 Portfolio....................     2.00%         4,721     0.784220            3,703
Nations Midcap Growth
 Portfolio....................     1.25%     5,933,293     0.686687        4,074,315
Nations Midcap Growth
 Portfolio....................     1.35%       354,348     0.684168          242,434
Nations Midcap Growth
 Portfolio....................     1.40%     1,611,266     0.683940        1,102,009
Nations Midcap Growth
 Portfolio....................     1.45%       329,618     0.683026          225,138
Nations Midcap Growth
 Portfolio....................     1.55%        65,677     0.682229           44,807
Nations Midcap Growth
 Portfolio....................     1.60%       531,126     0.680313          361,332
Nations Midcap Growth
 Portfolio....................     1.65%        58,729     0.680073           39,940
Nations Midcap Growth
 Portfolio....................     1.70%     3,687,459     0.678824        2,503,136
Nations Midcap Growth
 Portfolio....................     1.75%     6,280,793     0.678597        4,262,127
Nations Midcap Growth
 Portfolio....................     1.90%       349,772     0.677152          236,849
Nations Midcap Growth
 Portfolio....................     1.95%       942,163     0.676940          637,788
Nations Midcap Growth
 Portfolio....................     2.00%       379,635     0.676710          256,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Midcap Growth
 Portfolio....................     2.10%       322,767   $ 0.675221  $       217,939
Nations Small Company
 Portfolio....................     1.25%     5,854,620     1.008916        5,906,820
Nations Small Company
 Portfolio....................     1.35%       157,239     1.002213          157,587
Nations Small Company
 Portfolio....................     1.40%     1,395,341     1.001865        1,397,944
Nations Small Company
 Portfolio....................     1.45%       438,433     1.003011          439,753
Nations Small Company
 Portfolio....................     1.55%        39,764     0.999357           39,739
Nations Small Company
 Portfolio....................     1.60%       331,047     0.996029          329,733
Nations Small Company
 Portfolio....................     1.65%        72,039     0.995694           71,729
Nations Small Company
 Portfolio....................     1.70%     1,280,918     0.993871        1,273,067
Nations Small Company
 Portfolio....................     1.75%     3,037,331     0.993538        3,017,703
Nations Small Company
 Portfolio....................     1.90%       130,806     0.991423          129,684
Nations Small Company
 Portfolio....................     1.95%       442,801     0.991087          438,854
Nations Small Company
 Portfolio....................     2.00%       141,843     0.990756          140,532
Nations Small Company
 Portfolio....................     2.10%       191,757     0.988604          189,572
Nations Value Portfolio.......     1.25%    11,044,863     1.023674       11,306,339
Nations Value Portfolio.......     1.35%       358,345     1.016898          364,400
Nations Value Portfolio.......     1.40%     2,310,031     1.016553        2,348,269
Nations Value Portfolio.......     1.45%       457,451     1.017705          465,550
Nations Value Portfolio.......     1.55%       124,747     1.014006          126,494
Nations Value Portfolio.......     1.60%       272,202     1.010618          275,092
Nations Value Portfolio.......     1.65%       133,330     1.010284          134,701
Nations Value Portfolio.......     1.70%     2,503,931     1.008416        2,525,004
Nations Value Portfolio.......     1.75%     4,780,181     1.008088        4,818,844
Nations Value Portfolio.......     1.90%       229,693     1.005947          231,059
Nations Value Portfolio.......     1.95%       124,512     1.005598          125,209
Nations Value Portfolio.......     2.00%       336,152     1.005263          337,921
Nations Value Portfolio.......     2.10%       127,882     1.003100          128,278
Jennison 20/20 Focus
 Portfolio -- Class II........     1.25%       228,032     0.930907          212,278
Jennison 20/20 Focus
 Portfolio -- Class II........     1.40%        29,848     0.926002           27,639
Jennison 20/20 Focus
 Portfolio -- Class II........     1.45%        45,976     0.925485           42,550
Jennison 20/20 Focus
 Portfolio -- Class II........     1.60%        84,102     0.920601           77,424
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%        62,495     0.935164           58,443
Jennison 20/20 Focus
 Portfolio -- Class II........     2.00%        20,395     0.932510           19,018
Jennison Portfolio --
 Class II.....................     1.25%       819,470     0.547864          448,958
Jennison Portfolio --
 Class II.....................     1.40%       130,839     0.544960           71,302
Jennison Portfolio --
 Class II.....................     1.45%       482,822     0.544644          262,966
Jennison Portfolio --
 Class II.....................     1.60%       421,140     0.541773          228,162
Jennison Portfolio --
 Class II.....................     1.65%       317,639     0.772650          245,423
Jennison Portfolio --
 Class II.....................     1.80%       125,910     0.769383           96,873
Prudential Value Portfolio --
 Class II.....................     1.25%       152,072     0.911395          138,599
Prudential Value Portfolio --
 Class II.....................     1.40%        43,086     0.907749           39,111
Prudential Value Portfolio --
 Class II.....................     1.45%       127,060     0.906539          115,184
Prudential Value Portfolio --
 Class II.....................     1.60%        71,493     0.902902           64,551
Prudential Value Portfolio --
 Class II.....................     1.75%        67,244     0.900980           60,586
Prudential Value Portfolio --
 Class II.....................     1.80%       125,895     0.898114          113,068
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.25%        36,539     0.774740           28,309
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.45%        29,304     0.770623           22,582
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.60%         9,949     0.767537            7,636
SP Jennison International
 Growth Portfolio --
 Class II.....................     1.80%       145,120     0.763449          110,792
Smith Barney Government
 Fund -- Class A..............     1.00%         8,092     2.894994           23,427
Smith Barney Appreciation
 Fund -- Class A..............     1.00%        11,629    12.239804          142,336
Smith Barney Cash
 Portfolio -- Class A.........     1.00%         3,858     3.228745           12,456

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Smith Barney Cash
 Portfolio -- Class A.........     1.00%        71,118   $ 3.341043  $       237,609
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.25%    17,525,493     0.987912       17,313,643
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.40%       808,452     0.981015          793,103
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.45%       231,763     0.856628          198,535
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.50%     2,957,381     0.842761        2,492,366
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.60%       365,666     0.852991          311,910
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.65%        21,722     0.971267           21,098
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.70%        19,534     0.837853           16,367
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.75%        15,671     0.851164           13,339
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.85%        59,675     0.965609           57,623
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.25%       129,257     9.315179        1,204,052
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.40%        11,902     9.274537          110,384
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.45%        33,060     9.261033          306,172
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.60%        44,252     9.220631          408,031
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.75%         5,975     9.201036           54,974
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.25%        17,217    11.138601          191,773
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.45%         4,555    11.073921           50,444
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.60%        25,414    11.025622          280,202
Victory Variable Insurance
 Small Company Opportunity
 Fund -- Class A..............     1.95%           383    10.971000            4,201
STI Classic VT Capital
 Appreciation Fund............     1.40%         9,360     1.179385           11,039
STI Classic VT Capital
 Appreciation Fund............     1.45%         4,359     1.178989            5,139
STI Classic VT Capital
 Appreciation Fund............     1.70%        18,538     1.175564           21,792
STI Classic VT Capital
 Appreciation Fund............     1.75%       442,793     1.174096          519,882
STI Classic VT Capital
 Appreciation Fund............     1.80%       846,708     1.173705          993,786
STI Classic VT Capital
 Appreciation Fund............     1.95%        75,196     1.171444           88,088
STI Classic VT Capital
 Appreciation Fund............     2.05%         1,569     1.170298            1,836
STI Classic VT Capital
 Appreciation Fund............     2.15%        19,513     1.168453           22,800
STI Classic VT Growth & Income
 Fund.........................     1.40%         6,012     1.303674            7,838
STI Classic VT Growth & Income
 Fund.........................     1.70%         8,527     1.299470           11,081
STI Classic VT Growth & Income
 Fund.........................     1.75%       552,408     1.297845          716,940
STI Classic VT Growth & Income
 Fund.........................     1.80%       573,126     1.297400          743,574
STI Classic VT Growth & Income
 Fund.........................     1.95%       132,845     1.294909          172,022
STI Classic VT Growth & Income
 Fund.........................     2.05%         1,243     1.293663            1,608
STI Classic VT Growth & Income
 Fund.........................     2.15%        10,115     1.291608           13,064
STI Classic VT Mid-Cap Equity
 Fund.........................     1.40%         3,457     1.288413            4,454
STI Classic VT Mid-Cap Equity
 Fund.........................     1.70%         8,456     1.284256           10,859
STI Classic VT Mid-Cap Equity
 Fund.........................     1.75%       154,063     1.282650          197,610
STI Classic VT Mid-Cap Equity
 Fund.........................     1.80%       302,147     1.282219          387,419
STI Classic VT Mid-Cap Equity
 Fund.........................     2.05%         1,444     1.278501            1,846
STI Classic VT Mid-Cap Equity
 Fund.........................     2.15%        13,184     1.276487           16,830
STI Classic VT Value Income
 Stock Fund...................     1.40%         5,336     1.303725            6,957
STI Classic VT Value Income
 Stock Fund...................     1.45%         3,369     1.303268            4,391
STI Classic VT Value Income
 Stock Fund...................     1.70%         8,507     1.299524           11,056
STI Classic VT Value Income
 Stock Fund...................     1.75%       303,031     1.297885          393,299
STI Classic VT Value Income
 Stock Fund...................     1.80%       629,841     1.297456          817,191
STI Classic VT Value Income
 Stock Fund...................     1.95%       361,222     1.294966          467,771
STI Classic VT Value Income
 Stock Fund...................     2.00%        17,506     1.294132           22,655
STI Classic VT Value Income
 Stock Fund...................     2.05%           588     1.293697              761
STI Classic VT Value Income
 Stock Fund...................     2.15%        13,763     1.291652           17,777
                                                                     ---------------
    SUB-TOTAL.................                                       $16,052,388,193
                                                                     ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Century VP Capital
 Appreciation Fund............     1.25%         4,307   $ 1.084906  $         4,673
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%        10,215     0.920414            9,402
Calvert Social Balanced
 Portfolio -- Class A.........     1.25%        91,716     2.741041          251,396
Evergreen VA Growth Fund --
 Class 1......................     1.25%        23,376     1.109393           25,933
Evergreen VA International
 Equity Fund -- Class 1.......     1.25%        31,080     1.224217           38,049
Evergreen VA Omega Fund --
 Class 1......................     1.25%        11,731     0.749892            8,797
Evergreen VA Special Equity
 Fund -- Class 1..............     1.25%        19,558     0.871430           17,044
Evergreen VA Growth and Income
 Fund -- Class 1..............     1.25%        32,812     1.058149           34,720
Fidelity-Registered Trademark-
 VIP Growth...................     1.25%         3,790     1.794209            6,800
Fidelity-Registered Trademark-
 VIP Contrafund --
 Class INIT...................     1.25%           231     2.306999              533
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%        17,134     8.005787          137,167
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%        48,574     6.716666          326,257
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%        18,133     1.002662           18,181
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     2,459,941     4.417174       10,865,988
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     1,750,496     6.408429       11,217,931
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%        17,188     1.102781           18,954
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%        48,619     0.933334           45,377
Hartford Bond HLS Fund --
 Class IA.....................     0.15%         2,092     6.728784           14,077
Hartford Bond HLS Fund --
 Class IA.....................     1.00%        30,434     6.898793          209,960
Hartford Bond HLS Fund --
 Class IA.....................     1.00%         6,166     6.871554           42,372
Hartford Bond HLS Fund --
 Class IA.....................     1.00%         4,433     5.800581           25,717
Hartford Bond HLS Fund --
 Class IA.....................     1.15%         6,137     1.392762            8,547
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       197,891     6.540384        1,294,282
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       674,687     3.002676        2,025,866
Hartford Bond HLS Fund --
 Class IB.....................     1.25%         7,331     1.381104           10,125
Hartford Bond HLS Fund --
 Class IB.....................     1.45%        34,660     1.338544           46,394
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%         5,261    17.365115           91,353
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%         5,530    14.679403           81,175
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%        14,214     1.425031           20,256
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       408,585    14.039409        5,736,291
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       561,385     8.596106        4,825,726
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%         2,335     1.550655            3,622
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       707,319     2.830792        2,002,273
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       418,902     2.546055        1,066,548
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%         3,174     1.164713            3,697
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       144,778     1.664429          240,973
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%        27,130     1.586593           43,045
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       145,791     1.571257          229,075
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%        28,436     0.457960           13,023
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%        93,861     1.139354          106,941
Hartford Growth HLS Fund --
 Class IA.....................     1.25%        46,548     1.125967           52,412
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%        25,710     1.090977           28,049
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%       241,547     1.211312          292,588
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%        44,340     1.128876           50,054
Hartford Index HLS Fund --
 Class IA.....................     0.15%         7,896     4.978349           39,311
Hartford Index HLS Fund --
 Class IA.....................     1.00%         6,943     1.686970           11,713
Hartford Index HLS Fund --
 Class IA.....................     1.25%       708,311     4.337163        3,072,061
Hartford Index HLS Fund --
 Class IA.....................     1.25%       441,814     4.206054        1,858,293
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%        20,757     1.041891           21,627
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%        64,406     1.326433           85,430
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%         8,737     1.841119           16,086

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE#       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       539,727   $ 1.586746  $       856,410
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       189,235     1.587366          300,386
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       217,064     2.791258          605,881
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%       150,910     1.205275          181,888
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%        10,366     3.013573           31,240
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       200,118     3.271738          654,733
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       501,281     1.904922          954,901
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%        29,985     3.602967          108,035
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       171,282     3.435977          588,520
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       267,375     2.765417          739,403
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       224,401     1.720940          386,181
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%         9,066     1.212014           10,988
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%         9,422     1.081510           10,190
Hartford Stock HLS Fund --
 Class IA.....................     0.15%         9,080    14.049941          127,572
Hartford Stock HLS Fund --
 Class IA.....................     0.83%        49,792    14.237745          708,925
Hartford Stock HLS Fund --
 Class IA.....................     0.83%         7,299    14.262731          104,109
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       125,761    17.481065        2,198,433
Hartford Stock HLS Fund --
 Class IA.....................     1.00%         1,066    17.426869           18,576
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        10,894    13.715615          149,424
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        10,551     9.995970          105,471
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       615,294    16.585442       10,204,927
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     1,035,103     5.335088        5,522,367
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       259,144     1.081638          280,300
Hartford Value HLS Fund --
 Class IA.....................     1.25%       170,510     0.970529          165,485
Hartford Value Opportuniites
 HLS Fund -- Class IA.........     1.25%        23,316     1.116996           26,044
Nations Marisco Focused
 Equities Portfolio...........     1.25%        36,186     1.429978           51,746
Nations Capital Growth
 Portfolio....................     1.25%        13,079     0.827181           10,818
Nations Marisco Growth
 Portfolio....................     1.25%        18,228     1.373672           25,039
Jennison Portfolio --
 Class II.....................     1.25%        12,604     0.547864            6,906
UBS Series Trust Tactical
 Allocation Portfolio --
 Class I......................     1.25%        11,469     0.987912           11,330
                                                                     ---------------
    SUB-TOTAL.................                                       $    71,842,392
                                                                     ---------------
GRAND TOTAL...................                                       $16,124,230,585
                                                                     ===============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                      This page intentionally left blank.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............      $--               $  --            $  430,747
                               ---------         -----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (31,884)           (105,353)        (78,747)
                               ---------         -----------      ----------
    Net investment income
     (loss)..............        (31,884)           (105,353)        352,000
                               ---------         -----------      ----------
CAPITAL GAINS INCOME.....       --                  --               --
                               ---------         -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (130,363)         (2,322,679)       (541,022)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        604,376           4,436,398       1,620,997
                               ---------         -----------      ----------
    Net gain (loss) on
     investments.........        474,013           2,113,719       1,079,975
                               ---------         -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 442,129         $ 2,008,366      $1,431,975
                               =========         ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                             ALLIANCE BERNSTEIN  ALLIANCE BERNSTEIN
                           AIM V.I. PREMIER   VPS GLOBAL BOND      VPS GROWTH AND    AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO     GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  ------------------  ---------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $    62,888          $ 84,212            $ 25,597         $  --           $   558,867     $  225,161
                             -----------          --------            --------         ----------      -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (276,969)          (18,229)            (38,257)           (88,105)        (656,535)      (518,355)
                             -----------          --------            --------         ----------      -----------     ----------
    Net investment income
     (loss)..............       (214,081)           65,983             (12,660)           (88,105)         (97,668)      (293,194)
                             -----------          --------            --------         ----------      -----------     ----------
CAPITAL GAINS INCOME.....       --                --                  --                  --               --             990,730
                             -----------          --------            --------         ----------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (4,065,470)            3,581             (33,428)             5,354       (2,857,399)       (61,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,815,340            81,770             858,385          1,419,241       12,278,784      8,141,687
                             -----------          --------            --------         ----------      -----------     ----------
    Net gain (loss) on
     investments.........      4,749,870            85,351             824,957          1,424,595        9,421,385      8,080,283
                             -----------          --------            --------         ----------      -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 4,535,789          $151,334            $812,297         $1,336,490      $ 9,323,717     $8,777,819
                             ===========          ========            ========         ==========      ===========     ==========


                            BB & T CAPITAL
                           APPRECIATION FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (70,665)
                              ----------
    Net investment income
     (loss)..............        (70,665)
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            138
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,535,446
                              ----------
    Net gain (loss) on
     investments.........      1,535,584
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,464,919
                              ==========

(a) Formerly Alliance VP Global Bond Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance VP Growth and Income Portfolio Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH
                                 FUND         AND INCOME FUND       FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............      $ 16,466         $   978,634       $--
                               --------         -----------       --------
EXPENSE:
  Mortality and expense
   undertakings..........       (49,237)           (694,030)       (50,017)
                               --------         -----------       --------
    Net investment income
     (loss)..............       (32,771)            284,604        (50,017)
                               --------         -----------       --------
CAPITAL GAINS INCOME.....       --                 --              --
                               --------         -----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (28,848)           (312,209)           957
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       882,053          11,380,052        927,817
                               --------         -----------       --------
    Net gain (loss) on
     investments.........       853,205          11,067,843        928,774
                               --------         -----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $820,434         $11,352,447       $878,757
                               ========         ===========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                                               EVERGREEN VA
                             CALVERT SOCIAL     EVERGREEN VA    EVERGREEN VA  EVERGREEN VA    INTERNATIONAL     EVERGREEN VA
                           BALANCED PORTFOLIO  FOUNDATION FUND      FUND      GROWTH FUND      EQUITY FUND       OMEGA FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)    SUB-ACCOUNT
                           ------------------  ---------------  ------------  ------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............       $ 61,558          $150,967        $ 11,052     $  --            $  148,665       $  --
                                --------          --------        --------     ----------       ----------       ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (38,772)          (82,317)        (17,179)      (120,489)        (168,113)        (109,090)
                                --------          --------        --------     ----------       ----------       ----------
    Net investment income
     (loss)..............         22,786            68,650          (6,127)      (120,489)         (19,448)        (109,090)
                                --------          --------        --------     ----------       ----------       ----------
CAPITAL GAINS INCOME.....       --                 --               --            --              --                --
                                --------          --------        --------     ----------       ----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (5,023)          (90,901)        (26,938)       (48,448)        (916,755)        (215,842)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        506,013           860,035         350,980      3,163,551        4,448,841        2,941,870
                                --------          --------        --------     ----------       ----------       ----------
    Net gain (loss) on
     investments.........        500,990           769,134         324,042      3,115,103        3,532,086        2,726,028
                                --------          --------        --------     ----------       ----------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $523,776          $837,784        $317,915     $2,994,614       $3,512,638       $2,616,938
                                ========          ========        ========     ==========       ==========       ==========

                              EVERGREEN VA
                             SPECIAL VALUES
                                  FUND
                            SUB-ACCOUNT (D)
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $  4,208
                                --------
EXPENSE:
  Mortality and expense
   undertakings..........        (37,109)
                                --------
    Net investment income
     (loss)..............        (32,901)
                                --------
CAPITAL GAINS INCOME.....       --
                                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          4,107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        785,666
                                --------
    Net gain (loss) on
     investments.........        789,773
                                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $756,872
                                ========

(c) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(d) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            EVERGREEN VA                        EVERGREEN VA
                           SPECIAL EQUITY  EVERGREEN VA HIGH  GROWTH AND INCOME
                                FUND          INCOME FUND           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--               $24,820          $   480,970
                              --------          -------          -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (13,725)          (2,210)            (194,653)
                              --------          -------          -----------
    Net investment income
     (loss)..............      (13,725)          22,610              286,317
                              --------          -------          -----------
CAPITAL GAINS INCOME.....      --               --                  --
                              --------          -------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       39,051              223           (1,088,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      350,544            4,102            3,288,426
                              --------          -------          -----------
    Net gain (loss) on
     investments.........      389,595            4,325            2,200,370
                              --------          -------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $375,870          $26,935          $ 2,486,687
                              ========          =======          ===========

(e) Effective December 5, 2003, Evergreen VA Capital Growth Fund merged with Evergreen VA Growth and Income Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY
                             PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 29             $  4            $--              --$
                                ----             ----            -------            ----
EXPENSE:
  Mortality and expense
   undertakings..........        (28)             (28)              (338)            (26)
                                ----             ----            -------            ----
    Net investment income
     (loss)..............          1              (24)              (338)            (26)
                                ----             ----            -------            ----
CAPITAL GAINS INCOME.....     --               --                --               --
                                ----             ----            -------            ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (10)              (6)               (32)             (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        754              480             11,422             929
                                ----             ----            -------            ----
    Net gain (loss) on
     investments.........        744              474             11,390             927
                                ----             ----            -------            ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $745             $450            $11,052            $901
                                ====             ====            =======            ====


                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
INVESTMENT INCOME:
  Dividends..............                  $159,379                              $   46,000
                                           --------                              ----------
EXPENSE:
  Mortality and expense
   undertakings..........                   (57,314)                               (212,353)
                                           --------                              ----------
    Net investment income
     (loss)..............                   102,065                                (166,353)
                                           --------                              ----------
CAPITAL GAINS INCOME.....             --                                       --
                                           --------                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                    (2,950)                               (468,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                   615,516                               5,344,544
                                           --------                              ----------
    Net gain (loss) on
     investments.........                   612,566                               4,875,752
                                           --------                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....                  $714,631                              $4,709,399
                                           ========                              ==========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
INVESTMENT INCOME:
  Dividends..............              $   79,732
                                       ----------
EXPENSE:
  Mortality and expense
   undertakings..........                (215,458)
                                       ----------
    Net investment income
     (loss)..............                (135,726)
                                       ----------
CAPITAL GAINS INCOME.....            --
                                       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                (107,529)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               4,503,951
                                       ----------
    Net gain (loss) on
     investments.........               4,396,422
                                       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $4,260,696
                                       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............              $   24,566                   $ 7,063           $ 30,946
                                       ----------                   -------           --------
EXPENSE:
  Mortality and expense
   undertakings..........                 (39,243)                  (10,407)           (27,777)
                                       ----------                   -------           --------
    Net investment income
     (loss)..............                 (14,677)                   (3,344)             3,169
                                       ----------                   -------           --------
CAPITAL GAINS INCOME.....            --                              11,525             58,236
                                       ----------                   -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                 107,751                       164                648
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               1,179,332                    87,424            607,410
                                       ----------                   -------           --------
    Net gain (loss) on
     investments.........               1,287,083                    87,588            608,058
                                       ----------                   -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $1,272,406                   $95,769           $669,463
                                       ==========                   =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                                                 FIRST HORIZON
                                                                    CAPITAL       FIRST HORIZON
                           FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME    HARTFORD ADVISERS
                            CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  -------------------  -------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $--               $ --               $ --             $   16,681        $ 86,442,565
                              --------          ----------         --------         ----------        ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (29,858)            (62,970)         (12,083)           (78,991)        (44,933,856)
                              --------          ----------         --------         ----------        ------------
    Net investment income
     (loss)..............      (29,858)            (62,970)         (12,083)           (62,310)         41,508,709
                              --------          ----------         --------         ----------        ------------
CAPITAL GAINS INCOME.....        7,984            --                 --               --                  --
                              --------          ----------         --------         ----------        ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (181)             12,486            2,817              2,046         (74,890,762)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      626,413           1,273,402          324,237          1,459,168         592,386,842
                              --------          ----------         --------         ----------        ------------
    Net gain (loss) on
     investments.........      626,232           1,285,888          327,054          1,461,214         517,496,080
                              --------          ----------         --------         ----------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $604,358          $1,222,918         $314,971         $1,398,904        $559,004,789
                              ========          ==========         ========         ==========        ============


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $ 39,169,053     $ 15,552,614
                           ------------     ------------
EXPENSE:
  Mortality and expense
   undertakings..........   (12,496,285)     (31,870,054)
                           ------------     ------------
    Net investment income
     (loss)..............    26,672,768      (16,317,440)
                           ------------     ------------
CAPITAL GAINS INCOME.....     4,551,990         --
                           ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     7,039,728      (44,473,388)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    19,127,405      955,303,893
                           ------------     ------------
    Net gain (loss) on
     investments.........    26,167,133      910,830,505
                           ------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 57,391,891     $894,513,065
                           ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           HARTFORD DIVIDEND
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL
                                 FUND            HLS FUND     ADVISERS HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $ 16,797,954       $   38,994       $   640,307
                             ------------       ----------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (13,728,085)        (209,899)       (1,029,529)
                             ------------       ----------       -----------
    Net investment income
     (loss)..............       3,069,869         (170,905)         (389,222)
                             ------------       ----------       -----------
CAPITAL GAINS INCOME.....       6,474,643          --               --
                             ------------       ----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (4,956,250)          41,210        (1,478,010)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     247,626,009        3,999,260        16,902,373
                             ------------       ----------       -----------
    Net gain (loss) on
     investments.........     242,669,759        4,040,470        15,424,363
                             ------------       ----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $252,214,271       $3,869,565       $15,035,141
                             ============       ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL                                       HARTFORD GLOBAL
                           COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL  HARTFORD GLOBAL   TECHNOLOGY HLS
                              HLS FUND           HLS FUND         HEALTH HLS     LEADERS HLS FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  --              $  136,379        $    93,218      $   550,084       $  --
                             ----------         ----------        -----------      -----------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (51,584)           (93,802)        (1,094,327)      (1,606,148)         (408,533)
                             ----------         ----------        -----------      -----------       -----------
    Net investment income
     (loss)..............       (51,584)            42,577         (1,001,109)      (1,056,064)         (408,533)
                             ----------         ----------        -----------      -----------       -----------
CAPITAL GAINS INCOME.....       --                --                1,138,054         --                --
                             ----------         ----------        -----------      -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        15,443             41,758           (650,675)      (2,993,363)         (910,928)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,101,276          1,840,975         22,693,529       41,500,767        14,943,554
                             ----------         ----------        -----------      -----------       -----------
    Net gain (loss) on
     investments.........     2,116,719          1,882,733         22,042,854       38,507,404        14,032,626
                             ----------         ----------        -----------      -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $2,065,135         $1,925,310        $22,179,799      $37,451,340       $13,624,093
                             ==========         ==========        ===========      ===========       ===========

                                HARTFORD
                           DISCIPLINED EQUITY  HARTFORD GROWTH
                                HLS FUND          HLS FUND
                            SUB-ACCOUNT (F)      SUB-ACCOUNT
                           ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 1,560,400        $  --
                              -----------        ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,572,648)         (437,920)
                              -----------        ----------
    Net investment income
     (loss)..............         (12,248)         (437,920)
                              -----------        ----------
CAPITAL GAINS INCOME.....        --               1,745,422
                              -----------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,688,662)         (209,944)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      32,888,029         6,413,289
                              -----------        ----------
    Net gain (loss) on
     investments.........      31,199,367         6,203,345
                              -----------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $31,187,119        $7,510,847
                              ===========        ==========

(f) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD GROWTH    HARTFORD
                            OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  --           $ 5,031,404    $  6,674,874
                             ----------      -----------    ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (236,686)      (1,906,458)     (5,878,581)
                             ----------      -----------    ------------
    Net investment income
     (loss)..............      (236,686)       3,124,946         796,293
                             ----------      -----------    ------------
CAPITAL GAINS INCOME.....       --               --            1,485,854
                             ----------      -----------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       783,423        2,761,308      (7,746,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,755,427       19,808,542     118,327,465
                             ----------      -----------    ------------
    Net gain (loss) on
     investments.........     6,538,850       22,569,850     110,580,479
                             ----------      -----------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,302,164      $25,694,796    $112,862,626
                             ==========      ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                              CAPITAL     INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD           HARTFORD
                           APPRECIATION   SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND           HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT(G),(H),(I)
                           -------------  -------------  -------------  ------------  ------------  ----------------------
INVESTMENT INCOME:
  Dividends..............   $  --          $  151,664     $ 1,921,313   $  1,053,779  $   --             $ 4,037,817
                            ----------     ----------     -----------   ------------  -----------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (227,923)      (145,341)     (2,608,623)    (5,752,902)  (2,243,236)        (7,156,667)
                            ----------     ----------     -----------   ------------  -----------        -----------
    Net investment income
     (loss)..............     (227,923)         6,323        (687,310)    (4,699,123)  (2,243,236)        (3,118,850)
                            ----------     ----------     -----------   ------------  -----------        -----------
CAPITAL GAINS INCOME.....    1,414,023      1,303,380         --             --           --               --
                            ----------     ----------     -----------   ------------  -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      276,206        330,600      (5,971,586)   (14,206,544)   1,804,781         (1,412,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,310,160      3,254,860      69,319,201    158,256,416   62,759,236          1,920,327
                            ----------     ----------     -----------   ------------  -----------        -----------
    Net gain (loss) on
     investments.........    5,586,366      3,585,460      63,347,615    144,049,872   64,564,017            507,428
                            ----------     ----------     -----------   ------------  -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $6,772,466     $4,895,163     $62,660,305   $139,350,749  $62,320,781        $(2,611,422)
                            ==========     ==========     ===========   ============  ===========        ===========


                               HARTFORD
                               MORTGAGE
                              SECURITIES
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $ 9,882,676
                             -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (4,048,194)
                             -----------
    Net investment income
     (loss)..............      5,834,482
                             -----------
CAPITAL GAINS INCOME.....      1,535,002
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        834,230
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (5,739,772)
                             -----------
    Net gain (loss) on
     investments.........     (4,905,542)
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 2,463,942
                             ===========

(g) Effective December 4, 2003, Armada Advantage Equity Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(h) Effective December 4, 2003, Armada Advantage International Equity Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(i) Effective December 4, 2003, Armada Advantage Mid Cap Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD        HARTFORD
                           SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                             HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............  $    --          $  --           $ 20,011,186
                           ------------     -----------     ------------
EXPENSE:
  Mortality and expense
   undertakings..........    (2,805,443)       (378,457)     (21,050,561)
                           ------------     -----------     ------------
    Net investment income
     (loss)..............    (2,805,443)       (378,457)      (1,039,375)
                           ------------     -----------     ------------
CAPITAL GAINS INCOME.....       --             --               --
                           ------------     -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (15,286,459)        621,824      (81,054,251)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   108,762,257      10,254,793      461,313,875
                           ------------     -----------     ------------
    Net gain (loss) on
     investments.........    93,475,798      10,876,617      380,259,624
                           ------------     -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 90,670,355     $10,498,160     $379,220,249
                           ============     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                              HARTFORD
                           U.S. GOVERNMENT                  HARTFORD VALUE     HARTFORD     HUNTINGTON    HUNTINGTON VA
                             SECURITIES     HARTFORD VALUE  OPPORTUNITIES   EQUITY INCOME     INCOME     DIVIDEND CAPTURE
                              HLS FUND         HLS FUND        HLS FUND        HLS FUND     EQUITY FUND        FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT(J)  SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............    $ 3,583,821     $   559,878      $   37,504       $ 2,853      $  382,593      $  479,290
                             -----------     -----------      ----------       -------      ----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (3,140,821)       (694,359)       (132,164)       (1,931)       (198,518)       (140,108)
                             -----------     -----------      ----------       -------      ----------      ----------
    Net investment income
     (loss)..............        443,000        (134,481)        (94,660)          922         184,075         339,182
                             -----------     -----------      ----------       -------      ----------      ----------
CAPITAL GAINS INCOME.....       --               --              --             --              --            --
                             -----------     -----------      ----------       -------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        469,434         280,133             (40)          522           8,604           2,562
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (101,175)     13,997,340       3,828,043        87,122       2,370,276       1,638,585
                             -----------     -----------      ----------       -------      ----------      ----------
    Net gain (loss) on
     investments.........        368,259      14,277,473       3,828,003        87,644       2,378,880       1,641,147
                             -----------     -----------      ----------       -------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   811,259     $14,142,992      $3,733,343       $88,566      $2,562,955      $1,980,329
                             ===========     ===========      ==========       =======      ==========      ==========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $   21,925
                            ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (104,589)
                            ----------
    Net investment income
     (loss)..............      (82,664)
                            ----------
CAPITAL GAINS INCOME.....      --
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,330
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,262,821
                            ----------
    Net gain (loss) on
     investments.........    1,265,151
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,182,487
                            ==========

(j)  From inception October 31, 2003 to December 31, 2003.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA
                           MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX
                                 FUND            FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............     $    9,841       $ --            $--
                              ----------       --------        --------
EXPENSE:
  Mortality and expense
   undertakings..........        (89,190)       (21,819)        (31,949)
                              ----------       --------        --------
    Net investment income
     (loss)..............        (79,349)       (21,819)        (31,949)
                              ----------       --------        --------
CAPITAL GAINS INCOME.....          6,159         --             --
                              ----------       --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          6,415          2,768           3,982
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,768,550        408,930         566,336
                              ----------       --------        --------
    Net gain (loss) on
     investments.........      1,774,965        411,698         570,318
                              ----------       --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,701,775       $389,879        $538,369
                              ==========       ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                                               MARSICO
                           MERRILL LYNCH   MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                           GLOBAL GROWTH  LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                             V.I. FUND       V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  -------------  ------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $   876         $   513        $    2,344     $1,392,846     $  102,995        $  --
                              -------         -------        ----------     ----------     ----------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,109)           (949)         (188,506)      (223,597)      (104,357)        (1,157,763)
                              -------         -------        ----------     ----------     ----------        -----------
    Net investment income
     (loss)..............        (233)           (436)         (186,162)     1,169,249         (1,362)        (1,157,763)
                              -------         -------        ----------     ----------     ----------        -----------
CAPITAL GAINS INCOME.....      --             --                --              23,040          1,294           --
                              -------         -------        ----------     ----------     ----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         186            (523)          (89,934)        33,665       (253,947)        (6,470,551)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      24,039          22,309         5,322,982      2,719,847      3,519,955         32,126,732
                              -------         -------        ----------     ----------     ----------        -----------
    Net gain (loss) on
     investments.........      24,225          21,786         5,233,048      2,753,512      3,266,008         25,656,181
                              -------         -------        ----------     ----------     ----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $23,992         $21,350        $5,046,886     $3,945,801     $3,265,940        $24,498,418
                              =======         =======        ==========     ==========     ==========        ===========


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............       $   98,600
                                ----------
EXPENSE:
  Mortality and expense
   undertakings..........         (103,969)
                                ----------
    Net investment income
     (loss)..............           (5,369)
                                ----------
CAPITAL GAINS INCOME.....        --
                                ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (11,836)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,335,288
                                ----------
    Net gain (loss) on
     investments.........        1,323,452
                                ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,318,083
                                ==========

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $    3,152       $  --             $  --
                              ----------       -----------       ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (118,921)         (650,059)         (57,475)
                              ----------       -----------       ----------
    Net investment income
     (loss)..............       (115,769)         (650,059)         (57,475)
                              ----------       -----------       ----------
CAPITAL GAINS INCOME.....       --                --                --
                              ----------       -----------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (834,958)       (4,558,691)         (27,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,795,789        17,933,881        1,773,971
                              ----------       -----------       ----------
    Net gain (loss) on
     investments.........      1,960,831        13,375,190        1,746,158
                              ----------       -----------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,845,062       $12,725,131       $1,688,683
                              ==========       ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ --              $ --             $  215,291       $--               $--
                              ----------        ----------       ----------       --------          ---------
EXPENSE:
  Mortality and expense
   undertakings..........       (122,287)         (131,032)        (217,263)        (5,562)           (19,941)
                              ----------        ----------       ----------       --------          ---------
    Net investment income
     (loss)..............       (122,287)         (131,032)          (1,972)        (5,562)           (19,941)
                              ----------        ----------       ----------       --------          ---------
CAPITAL GAINS INCOME.....       --                --                --             --                --
                              ----------        ----------       ----------       --------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,604          (134,640)        (131,296)        (1,404)          (348,901)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,155,994         3,156,754        4,493,936        103,920            713,000
                              ----------        ----------       ----------       --------          ---------
    Net gain (loss) on
     investments.........      2,157,598         3,022,114        4,362,640        102,516            364,099
                              ----------        ----------       ----------       --------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,035,311        $2,891,082       $4,360,668       $ 96,954          $ 344,158
                              ==========        ==========       ==========       ========          =========

                                               SP JENNISON
                           PRUDENTIAL VALUE   INTERNATIONAL
                              PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  4,973          $--
                               --------          -------
EXPENSE:
  Mortality and expense
   undertakings..........        (6,362)          (2,675)
                               --------          -------
    Net investment income
     (loss)..............        (1,389)          (2,675)
                               --------          -------
CAPITAL GAINS INCOME.....       --               --
                               --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,682           24,440
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       100,480           40,001
                               --------          -------
    Net gain (loss) on
     investments.........       102,162           64,441
                               --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $100,773          $61,766
                               ========          =======

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 157           $    874          $ 1,683
                                -----           --------          -------
EXPENSE:
  Mortality and expense
   undertakings..........        (252)            (1,310)          (2,506)
                                -----           --------          -------
    Net investment income
     (loss)..............         (95)              (436)            (823)
                                -----           --------          -------
CAPITAL GAINS INCOME.....      --                --                --
                                -----           --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                (15,562)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 42,322           --
                                -----           --------          -------
    Net gain (loss) on
     investments.........      --                 26,760           --
                                -----           --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ (95)          $ 26,324          $  (823)
                                =====           ========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC      STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL       VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  ------------------  ------------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............      $   167,501           $  5,983            $    123           $--               $  8,122
                               -----------           --------            --------           --------          --------
EXPENSE:
  Mortality and expense
   undertakings..........         (255,318)           (22,471)             (5,845)           (15,534)          (14,275)
                               -----------           --------            --------           --------          --------
    Net investment income
     (loss)..............          (87,817)           (16,488)             (5,722)           (15,534)           (6,153)
                               -----------           --------            --------           --------          --------
CAPITAL GAINS INCOME.....        --                  --                  --                  --                --
                               -----------           --------            --------           --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,479,494)            (5,457)               (581)            (4,918)            1,195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,133,735            521,874             122,455            174,306           238,412
                               -----------           --------            --------           --------          --------
    Net gain (loss) on
     investments.........        4,654,241            516,417             121,874            169,388           239,607
                               -----------           --------            --------           --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 4,566,424           $499,929            $116,152           $153,854          $233,454
                               ===========           ========            ========           ========          ========


                           STI CLASSIC  STI CLASSIC VT
                           VT MID-CAP    VALUE INCOME
                           EQUITY FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
INVESTMENT INCOME:
  Dividends..............   $  2,892       $ 15,414
                            --------       --------
EXPENSE:
  Mortality and expense
   undertakings..........     (6,164)       (16,696)
                            --------       --------
    Net investment income
     (loss)..............     (3,272)        (1,282)
                            --------       --------
CAPITAL GAINS INCOME.....     --            --
                            --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          8         (3,232)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    100,776        252,681
                            --------       --------
    Net gain (loss) on
     investments.........    100,784        249,449
                            --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 97,512       $248,167
                            ========       ========

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (31,884)        $  (105,353)     $  352,000
  Capital gains income...       --                  --               --
  Net realized gain
   (loss) on security
   transactions..........       (130,363)         (2,322,679)       (541,022)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        604,376           4,436,398       1,620,997
                              ----------         -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        442,129           2,008,366       1,431,975
                              ----------         -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............        302,463             253,348         155,299
  Net transfers..........        418,601            (811,699)       (197,409)
  Surrenders for benefit
   payments and fees.....       (271,799)           (767,252)       (775,743)
  Net annuity
   transactions..........           (353)               (982)        --
                              ----------         -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        448,912          (1,326,585)       (817,853)
                              ----------         -----------      ----------
  Net increase (decrease)
   in net assets.........        891,041             681,781         614,122
NET ASSETS:
  Beginning of year......      2,454,061           8,164,818       5,821,361
                              ----------         -----------      ----------
  End of year............     $3,345,102         $ 8,846,599      $6,435,483
                              ==========         ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                             ALLIANCE BERNSTEIN  ALLIANCE BERNSTEIN
                           AIM V.I. PREMIER   VPS GLOBAL BOND      VPS GROWTH AND    AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO     GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  ------------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (214,081)        $   65,983          $  (12,660)       $   (88,105)    $   (97,668)   $  (293,194)
  Capital gains income...       --                 --                  --                 --               --             990,730
  Net realized gain
   (loss) on security
   transactions..........     (4,065,470)             3,581             (33,428)             5,354      (2,857,399)       (61,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,815,340             81,770             858,385          1,419,241      12,278,784      8,141,687
                             -----------         ----------          ----------        -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,535,789            151,334             812,297          1,336,490       9,323,717      8,777,819
                             -----------         ----------          ----------        -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        131,434             47,988             162,296          2,449,223       3,615,456      6,140,160
  Net transfers..........     (2,063,997)           (11,560)            (43,412)         3,868,411        (632,072)     9,881,573
  Surrenders for benefit
   payments and fees.....     (2,130,007)          (154,737)           (295,304)          (333,949)     (4,198,013)    (2,702,719)
  Net annuity
   transactions..........       --                 --                  --                 --               --             --
                             -----------         ----------          ----------        -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,062,570)          (118,309)           (176,420)         5,983,685      (1,214,629)    13,319,014
                             -----------         ----------          ----------        -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........        473,219             33,025             635,877          7,320,175       8,109,088     22,096,833
NET ASSETS:
  Beginning of year......     22,203,290          1,362,411           2,776,988          3,089,356      48,358,484     29,506,713
                             -----------         ----------          ----------        -----------     -----------    -----------
  End of year............    $22,676,509         $1,395,436          $3,412,865        $10,409,531     $56,467,572    $51,603,546
                             ===========         ==========          ==========        ===========     ===========    ===========


                            BB & T CAPITAL
                           APPRECIATION FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (70,665)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........             138
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,535,446
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,464,919
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       3,169,832
  Net transfers..........       4,236,778
  Surrenders for benefit
   payments and fees.....        (225,393)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,181,217
                              -----------
  Net increase (decrease)
   in net assets.........       8,646,136
NET ASSETS:
  Beginning of year......       1,508,048
                              -----------
  End of year............     $10,154,184
                              ===========

(a) Formerly Alliance VP Global Bond Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance VP Growth and Income Portfolio Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH
                                 FUND         AND INCOME FUND       FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (32,771)       $   284,604      $  (50,017)
  Capital gains income...       --                 --               --
  Net realized gain
   (loss) on security
   transactions..........        (28,848)          (312,209)            957
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        882,053         11,380,052         927,817
                              ----------        -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        820,434         11,352,447         878,757
                              ----------        -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      1,369,757          7,408,690       2,069,244
  Net transfers..........        634,752          9,209,160       3,207,689
  Surrenders for benefit
   payments and fees.....       (250,970)        (3,327,380)       (137,828)
  Net annuity
   transactions..........       --                 --               --
                              ----------        -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,753,539         13,290,470       5,139,105
                              ----------        -----------      ----------
  Net increase (decrease)
   in net assets.........      2,573,973         24,642,917       6,017,862
NET ASSETS:
  Beginning of year......      2,731,058         43,808,313       1,159,215
                              ----------        -----------      ----------
  End of year............     $5,305,031        $68,451,230      $7,177,077
                              ==========        ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                                                                             EVERGREEN VA
                             CALVERT SOCIAL     EVERGREEN VA    EVERGREEN VA  EVERGREEN VA   INTERNATIONAL   EVERGREEN VA
                           BALANCED PORTFOLIO  FOUNDATION FUND      FUND      GROWTH FUND     EQUITY FUND     OMEGA FUND
                              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (C)  SUB-ACCOUNT
                           ------------------  ---------------  ------------  ------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $   22,786        $   68,650      $   (6,127)  $  (120,489)    $   (19,448)    $ (109,090)
  Capital gains income...        --                 --              --            --             --              --
  Net realized gain
   (loss) on security
   transactions..........          (5,023)          (90,901)        (26,938)      (48,448)       (916,755)      (215,842)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         506,013           860,035         350,980     3,163,551       4,448,841      2,941,870
                               ----------        ----------      ----------   -----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         523,776           837,784         317,915     2,994,614       3,512,638      2,616,938
                               ----------        ----------      ----------   -----------     -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............         247,470         1,336,369         105,174       574,678         399,022      1,072,072
  Net transfers..........          36,127          (677,843)         33,378       (99,589)       (913,852)       191,387
  Surrenders for benefit
   payments and fees.....        (267,318)         (371,681)        (83,081)   (1,154,478)       (752,608)      (692,467)
  Net annuity
   transactions..........         (59,466)          --              --             (2,888)         (4,001)          (880)
                               ----------        ----------      ----------   -----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (43,187)          286,845          55,471      (682,277)     (1,271,439)       570,112
                               ----------        ----------      ----------   -----------     -----------     ----------
  Net increase (decrease)
   in net assets.........         480,589         1,124,629         373,386     2,312,337       2,241,199      3,187,050
NET ASSETS:
  Beginning of year......       2,984,944         6,065,854       1,266,241     8,673,786      13,164,479      6,714,250
                               ----------        ----------      ----------   -----------     -----------     ----------
  End of year............      $3,465,533        $7,190,483      $1,639,627   $10,986,123     $15,405,678     $9,901,300
                               ==========        ==========      ==========   ===========     ===========     ==========

                            EVERGREEN VA
                           SPECIAL VALUES
                                FUND
                           SUB-ACCOUNT (D)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (32,901)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         4,107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       785,666
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       756,872
                             ----------
UNIT TRANSACTIONS:
  Purchases..............     1,356,883
  Net transfers..........       834,445
  Surrenders for benefit
   payments and fees.....       (86,649)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,104,679
                             ----------
  Net increase (decrease)
   in net assets.........     2,861,551
NET ASSETS:
  Beginning of year......     1,670,197
                             ----------
  End of year............    $4,531,748
                             ==========

(c) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(d) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            EVERGREEN VA                        EVERGREEN VA
                           SPECIAL EQUITY  EVERGREEN VA HIGH  GROWTH AND INCOME
                                FUND          INCOME FUND           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (13,725)       $ 22,610          $   286,317
  Capital gains income...       --              --                  --
  Net realized gain
   (loss) on security
   transactions..........        39,051             223           (1,088,056)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       350,544           4,102            3,288,426
                             ----------        --------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       375,870          26,935            2,486,687
                             ----------        --------          -----------
UNIT TRANSACTIONS:
  Purchases..............       951,284          39,844              427,481
  Net transfers..........       695,245           6,757             (657,605)
  Surrenders for benefit
   payments and fees.....       (77,698)         (5,582)            (984,635)
  Net annuity
   transactions..........        (1,606)        --                    (3,939)
                             ----------        --------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,567,225          41,019           (1,218,698)
                             ----------        --------          -----------
  Net increase (decrease)
   in net assets.........     1,943,095          67,954            1,267,989
NET ASSETS:
  Beginning of year......       457,760         158,394           15,383,967
                             ----------        --------          -----------
  End of year............    $2,400,855        $226,348          $16,651,956
                             ==========        ========          ===========

(e) Effective December 5, 2003, Evergreen VA Capital Growth Fund Sub-Account merged with Evergreen VA Growth and Income Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                           FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL   LARGE CAP GROWTH  SMALL CAP GROWTH    TECHNOLOGY
                             PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $    1           $  (24)          $  (338)          $  (26)
  Capital gains income...      --              --                --                --
  Net realized gain
   (loss) on security
   transactions..........         (10)              (6)              (32)              (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         754              480            11,422              929
                               ------           ------           -------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         745              450            11,052              901
                               ------           ------           -------           ------
UNIT TRANSACTIONS:
  Purchases..............      --              --                --                --
  Net transfers..........      --                   46            11,038               62
  Surrenders for benefit
   payments and fees.....         (36)             (38)             (251)             (44)
  Net annuity
   transactions..........      --              --                --                --
                               ------           ------           -------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (36)               8            10,787               18
                               ------           ------           -------           ------
  Net increase (decrease)
   in net assets.........         709              458            21,839              919
NET ASSETS:
  Beginning of year......       2,064            2,040            16,990            1,707
                               ------           ------           -------           ------
  End of year............      $2,773           $2,498           $38,829           $2,626
                               ======           ======           =======           ======


                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................                 $  102,065                            $  (166,353)
  Capital gains income...             --                                       --
  Net realized gain
   (loss) on security
   transactions..........                     (2,950)                              (468,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                    615,516                              5,344,544
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                    714,631                              4,709,399
                                          ----------                            -----------
UNIT TRANSACTIONS:
  Purchases..............                    432,177                              1,461,053
  Net transfers..........                    119,174                               (311,483)
  Surrenders for benefit
   payments and fees.....                   (346,722)                            (1,396,186)
  Net annuity
   transactions..........             --                                             (1,401)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                    204,629                               (248,017)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets.........                    919,260                              4,461,382
NET ASSETS:
  Beginning of year......                  4,214,637                             15,460,248
                                          ----------                            -----------
  End of year............                 $5,133,897                            $19,921,630
                                          ==========                            ===========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $  (135,726)
  Capital gains income...            --
  Net realized gain
   (loss) on security
   transactions..........                (107,529)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               4,503,951
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               4,260,696
                                      -----------
UNIT TRANSACTIONS:
  Purchases..............               1,234,490
  Net transfers..........                  55,476
  Surrenders for benefit
   payments and fees.....              (1,389,660)
  Net annuity
   transactions..........                     (24)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 (99,718)
                                      -----------
  Net increase (decrease)
   in net assets.........               4,160,978
NET ASSETS:
  Beginning of year......              16,050,487
                                      -----------
  End of year............             $20,211,465
                                      ===========

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................              $  (14,677)                $   (3,344)        $    3,169
  Capital gains income...            --                               11,525             58,236
  Net realized gain
   (loss) on security
   transactions..........                 107,751                        164                648
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               1,179,332                     87,424            607,410
                                       ----------                 ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               1,272,406                     95,769            669,463
                                       ----------                 ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............                 322,482                    525,168          3,134,337
  Net transfers..........                  76,256                    322,145          1,103,154
  Surrenders for benefit
   payments and fees.....                (256,964)                   (18,618)           (76,862)
  Net annuity
   transactions..........            --                             --                 --
                                       ----------                 ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 141,774                    828,695          4,160,629
                                       ----------                 ----------         ----------
  Net increase (decrease)
   in net assets.........               1,414,180                    924,464          4,830,092
NET ASSETS:
  Beginning of year......               2,688,263                    179,650            226,475
                                       ----------                 ----------         ----------
  End of year............              $4,102,443                 $1,104,114         $5,056,567
                                       ==========                 ==========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                                                 FIRST HORIZON
                                                                    CAPITAL       FIRST HORIZON
                           FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME    HARTFORD ADVISERS
                            CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  -------------------  -------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (29,858)        $  (62,970)       $  (12,083)       $  (62,310)      $   41,508,709
  Capital gains income...         7,984           --                 --               --                  --
  Net realized gain
   (loss) on security
   transactions..........          (181)            12,486             2,817             2,046          (74,890,762)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       626,413          1,273,402           324,237         1,459,168          592,386,842
                             ----------         ----------        ----------        ----------       --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       604,358          1,222,918           314,971         1,398,904          559,004,789
                             ----------         ----------        ----------        ----------       --------------
UNIT TRANSACTIONS:
  Purchases..............     3,354,242          2,912,403           860,871         2,708,081          190,354,395
  Net transfers..........     1,225,634          1,108,110           230,042         1,565,198           71,597,284
  Surrenders for benefit
   payments and fees.....       (99,502)          (246,637)          (67,967)         (274,543)        (351,453,484)
  Net annuity
   transactions..........       --                --                 --               --                 (3,068,188)
                             ----------         ----------        ----------        ----------       --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,480,374          3,773,876         1,022,946         3,998,736          (92,569,993)
                             ----------         ----------        ----------        ----------       --------------
  Net increase (decrease)
   in net assets.........     5,084,732          4,996,794         1,337,917         5,397,640          466,434,796
NET ASSETS:
  Beginning of year......       241,560          2,790,735           401,308         3,445,942        3,422,978,556
                             ----------         ----------        ----------        ----------       --------------
  End of year............    $5,326,292         $7,787,529        $1,739,225        $8,843,582       $3,889,413,352
                             ==========         ==========        ==========        ==========       ==============


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $ 26,672,768    $  (16,317,440)
  Capital gains income...     4,551,990         --
  Net realized gain
   (loss) on security
   transactions..........     7,039,728       (44,473,388)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    19,127,405       955,303,893
                           ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    57,391,891       894,513,065
                           ------------    --------------
UNIT TRANSACTIONS:
  Purchases..............   138,553,195       239,416,158
  Net transfers..........    41,834,283       153,353,984
  Surrenders for benefit
   payments and fees.....   (91,722,448)     (201,883,848)
  Net annuity
   transactions..........      (590,261)         (581,025)
                           ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    88,074,769       190,305,269
                           ------------    --------------
  Net increase (decrease)
   in net assets.........   145,466,660     1,084,818,334
NET ASSETS:
  Beginning of year......   849,025,700     2,153,670,657
                           ------------    --------------
  End of year............  $994,492,360    $3,238,488,991
                           ============    ==============

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           HARTFORD DIVIDEND
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL
                                 FUND            HLS FUND     ADVISERS HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    3,069,869     $  (170,905)      $  (389,222)
  Capital gains income...        6,474,643         --               --
  Net realized gain
   (loss) on security
   transactions..........       (4,956,250)         41,210        (1,478,010)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      247,626,009       3,999,260        16,902,373
                            --------------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      252,214,271       3,869,565        15,035,141
                            --------------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............      134,868,067       2,984,144         7,006,775
  Net transfers..........      145,881,866       1,693,485         3,838,728
  Surrenders for benefit
   payments and fees.....      (89,425,314)       (801,587)       (8,042,545)
  Net annuity
   transactions..........         (452,961)        --                (29,921)
                            --------------     -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      190,871,658       3,876,042         2,773,037
                            --------------     -----------       -----------
  Net increase (decrease)
   in net assets.........      443,085,929       7,745,607        17,808,178
NET ASSETS:
  Beginning of year......      892,913,149      11,681,836        72,234,080
                            --------------     -----------       -----------
  End of year............   $1,335,999,078     $19,427,443       $90,042,258
                            ==============     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL                                       HARTFORD GLOBAL
                           COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL  HARTFORD GLOBAL   TECHNOLOGY HLS
                              HLS FUND           HLS FUND         HEALTH HLS     LEADERS HLS FUND       FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------  ---------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (51,584)       $    42,578       $ (1,001,109)     $ (1,056,064)     $  (408,533)
  Capital gains income...       --                --                1,138,054          --               --
  Net realized gain
   (loss) on security
   transactions..........        15,443             41,758           (650,675)       (2,993,363)        (910,928)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,101,276          1,840,974         22,693,529        41,500,767       14,943,554
                             ----------        -----------       ------------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,065,135          1,925,310         22,179,799        37,451,340       13,624,093
                             ----------        -----------       ------------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............     1,202,042          2,538,540         16,089,686        12,114,160        5,361,087
  Net transfers..........     3,519,444          2,207,467         12,463,011         8,551,390       10,717,416
  Surrenders for benefit
   payments and fees.....      (206,797)          (346,300)        (5,210,906)       (8,690,412)      (2,152,619)
  Net annuity
   transactions..........       --                --                   18,077           (16,965)          (4,397)
                             ----------        -----------       ------------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,514,689          4,399,707         23,359,868        11,958,173       13,921,487
                             ----------        -----------       ------------      ------------      -----------
  Net increase (decrease)
   in net assets.........     6,579,824          6,325,017         45,539,667        49,409,513       27,545,580
NET ASSETS:
  Beginning of year......     1,816,447          4,259,104         64,215,746       103,403,024       19,090,616
                             ----------        -----------       ------------      ------------      -----------
  End of year............    $8,396,271        $10,584,121       $109,755,413      $152,812,537      $46,636,196
                             ==========        ===========       ============      ============      ===========

                                HARTFORD
                           DISCIPLINED EQUITY  HARTFORD GROWTH
                                HLS FUND          HLS FUND
                            SUB-ACCOUNT (F)      SUB-ACCOUNT
                           ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $    (12,248)      $  (437,920)
  Capital gains income...        --                1,745,422
  Net realized gain
   (loss) on security
   transactions..........       (1,688,662)         (209,944)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       32,888,029         6,413,289
                              ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       31,187,119         7,510,847
                              ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............       19,462,943        17,970,515
  Net transfers..........       30,975,346        31,215,850
  Surrenders for benefit
   payments and fees.....       (8,354,803)       (1,507,116)
  Net annuity
   transactions..........          (30,601)           35,409
                              ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       42,052,885        47,714,658
                              ------------       -----------
  Net increase (decrease)
   in net assets.........       73,240,004        55,225,505
NET ASSETS:
  Beginning of year......       96,010,137         4,991,529
                              ------------       -----------
  End of year............     $169,250,141       $60,217,034
                              ============       ===========

(f) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD GROWTH    HARTFORD
                            OPPORTUNITIES    HIGH YIELD    HARTFORD INDEX
                              HLS FUND        HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (236,686)   $  3,124,946    $    796,293
  Capital gains income...       --               --            1,485,854
  Net realized gain
   (loss) on security
   transactions..........        783,423       2,761,308      (7,746,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,755,427      19,808,542     118,327,465
                             -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,302,164      25,694,796     112,862,626
                             -----------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     12,266,720      39,277,296      28,314,305
  Net transfers..........     17,555,567      96,486,821      20,252,468
  Surrenders for benefit
   payments and fees.....       (847,922)    (10,316,701)    (40,952,006)
  Net annuity
   transactions..........         18,513          42,976        (507,350)
                             -----------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     28,992,878     125,490,392       7,107,417
                             -----------    ------------    ------------
  Net increase (decrease)
   in net assets.........     35,295,042     151,185,188     119,970,043
NET ASSETS:
  Beginning of year......      2,912,076      78,190,830     432,261,981
                             -----------    ------------    ------------
  End of year............    $38,207,118    $229,376,018    $552,232,024
                             ===========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                             HARTFORD
                           INTERNATIONAL    HARTFORD       HARTFORD
                              CAPITAL     INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD           HARTFORD
                           APPRECIATION   SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE       MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND           HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (G),(H),(I)
                           -------------  -------------  -------------  ------------  ------------  -----------------------
OPERATIONS:
  Net investment income
   (loss)................  $   (227,923)   $     6,323   $   (687,310)  $ (4,699,123) $ (2,243,236)      $  (3,118,850)
  Capital gains income...     1,414,023      1,303,380        --             --            --               --
  Net realized gain
   (loss) on security
   transactions..........       276,206        330,600     (5,971,586)   (14,206,544)    1,804,781          (1,412,899)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,310,160      3,254,860     69,319,201    158,256,416    62,759,236           1,920,327
                           ------------    -----------   ------------   ------------  ------------       -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,772,466      4,895,163     62,660,305    139,350,749    62,320,781          (2,611,422)
                           ------------    -----------   ------------   ------------  ------------       -------------
UNIT TRANSACTIONS:
  Purchases..............     9,227,054      3,903,017      9,800,736      1,116,046    44,084,649          69,423,632
  Net transfers..........     8,892,177      7,458,159     (4,521,508)   (30,661,275)   40,467,797         (76,531,793)
  Surrenders for benefit
   payments and fees.....    (1,654,595)    (3,407,236)   (20,028,793)   (36,936,180)   (9,559,429)       (198,075,925)
  Net annuity
   transactions..........         4,265         44,952        (45,566)       (87,189)      (20,426)           (163,927)
                           ------------    -----------   ------------   ------------  ------------       -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,468,901      7,998,892    (14,795,131)   (66,568,598)   74,972,591        (205,348,013)
                           ------------    -----------   ------------   ------------  ------------       -------------
  Net increase (decrease)
   in net assets.........    23,241,367     12,894,055     47,865,174     72,782,151   137,293,372        (207,959,435)
NET ASSETS:
  Beginning of year......     7,079,487      6,412,268    195,827,227    428,500,988   120,223,746         685,584,960
                           ------------    -----------   ------------   ------------  ------------       -------------
  End of year............  $ 30,320,854    $19,306,323   $243,692,401   $501,283,139  $257,517,118       $ 477,625,525
                           ============    ===========   ============   ============  ============       =============


                               HARTFORD
                               MORTGAGE
                              SECURITIES
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  5,834,482
  Capital gains income...       1,535,002
  Net realized gain
   (loss) on security
   transactions..........         834,230
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (5,739,772)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,463,942
                             ------------
UNIT TRANSACTIONS:
  Purchases..............      29,509,000
  Net transfers..........     (27,655,075)
  Surrenders for benefit
   payments and fees.....     (35,028,857)
  Net annuity
   transactions..........         110,099
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (33,064,833)
                             ------------
  Net increase (decrease)
   in net assets.........     (30,600,891)
NET ASSETS:
  Beginning of year......     312,211,803
                             ------------
  End of year............    $281,610,912
                             ============

(g) Effective December 4, 2003 Armada Advantage Equity Growth Fund merged with Hartford Money Market HLS Fund.
(h) Effective December 4, 2003, Armada Advantage International Equity merged with Hartford Money Market HLS Fund.
(i) Effective December 4, 2003, Armada Advantage Mid Cap Growth Fund merged with Hartford Money Market HLS Fund.

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD        HARTFORD
                           SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                             HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $ (2,805,443)    $  (378,457)   $   (1,039,375)
  Capital gains income...       --             --                --
  Net realized gain
   (loss) on security
   transactions..........   (15,286,459)        621,824       (81,054,251)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   108,762,257      10,254,793       461,313,875
                           ------------     -----------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    90,670,355      10,498,160       379,220,249
                           ------------     -----------    --------------
UNIT TRANSACTIONS:
  Purchases..............    19,246,809      18,389,206        75,388,744
  Net transfers..........    28,579,690      26,457,558        (5,063,300)
  Surrenders for benefit
   payments and fees.....   (16,630,988)     (1,128,627)     (148,157,615)
  Net annuity
   transactions..........       (38,661)          2,603        (2,130,123)
                           ------------     -----------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    31,156,850      43,720,740       (79,962,294)
                           ------------     -----------    --------------
  Net increase (decrease)
   in net assets.........   121,827,205      54,218,900       299,257,955
NET ASSETS:
  Beginning of year......   163,462,934       6,212,794     1,604,149,669
                           ------------     -----------    --------------
  End of year............  $285,290,139     $60,431,694    $1,903,407,624
                           ============     ===========    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                              HARTFORD
                           U.S. GOVERNMENT                  HARTFORD VALUE     HARTFORD       HUNTINGTON     HUNTINGTON VA
                             SECURITIES     HARTFORD VALUE  OPPORTUNITIES    EQUITY INCOME      INCOME      DIVIDEND CAPTURE
                              HLS FUND         HLS FUND        HLS FUND        HLS FUND       EQUITY FUND         FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (J)   SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------  ---------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $    443,000     $  (134,480)    $   (94,660)     $      922      $   184,075     $   339,182
  Capital gains income...       --               --              --              --               --             --
  Net realized gain
   (loss) on security
   transactions..........        469,434         280,132             (40)            522            8,604           2,562
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (101,175)     13,997,340       3,828,043          87,122        2,370,276       1,638,585
                            ------------     -----------     -----------      ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        811,259      14,142,992       3,733,343          88,566        2,562,955       1,980,329
                            ------------     -----------     -----------      ----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     46,127,491      10,725,997       5,024,232         448,672        6,933,571       6,987,375
  Net transfers..........      3,718,196      37,316,311      12,115,317       1,209,004        4,296,535       4,830,210
  Surrenders for benefit
   payments and fees.....    (22,913,977)     (3,600,591)       (557,128)           (592)        (723,870)       (380,894)
  Net annuity
   transactions..........        118,185          11,842          23,372         --               --             --
                            ------------     -----------     -----------      ----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     27,049,895      44,453,559      16,605,793       1,657,084       10,506,236      11,436,691
                            ------------     -----------     -----------      ----------      -----------     -----------
  Net increase (decrease)
   in net assets.........     27,861,154      58,596,551      20,339,136       1,745,650       13,069,191      13,417,020
NET ASSETS:
  Beginning of year......    183,487,796      27,629,896       2,362,126         --             7,697,078       3,223,411
                            ------------     -----------     -----------      ----------      -----------     -----------
  End of year............   $211,348,950     $86,226,447     $22,701,262      $1,745,650      $20,766,269     $16,640,431
                            ============     ===========     ===========      ==========      ===========     ===========


                           HUNTINGTON VA
                            GROWTH FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (82,664)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         2,330
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,262,821
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,182,487
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     4,624,806
  Net transfers..........     2,685,108
  Surrenders for benefit
   payments and fees.....      (403,921)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,905,993
                            -----------
  Net increase (decrease)
   in net assets.........     8,088,480
NET ASSETS:
  Beginning of year......     3,534,004
                            -----------
  End of year............   $11,622,484
                            ===========

(j)  From inception October 31, 2003 to December 31, 2003.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA
                           MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX
                                 FUND            FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (79,349)     $  (21,819)     $  (31,949)
  Capital gains income...          6,159         --              --
  Net realized gain
   (loss) on security
   transactions..........          6,415           2,768           3,982
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,768,550         408,930         566,336
                              ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,701,775         389,879         538,369
                              ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      3,617,316       1,011,712       1,481,477
  Net transfers..........      1,743,282         593,649       1,076,579
  Surrenders for benefit
   payments and fees.....       (237,900)        (51,399)       (100,613)
  Net annuity
   transactions..........       --               --              --
                              ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,122,698       1,553,962       2,457,443
                              ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........      6,824,473       1,943,841       2,995,812
NET ASSETS:
  Beginning of year......      2,963,744         625,650         739,112
                              ----------      ----------      ----------
  End of year............     $9,788,217      $2,569,491      $3,734,924
                              ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                                               MARSICO
                           MERRILL LYNCH   MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                           GLOBAL GROWTH  LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                             V.I. FUND       V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  -------------  ------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (233)        $  (436)       $  (186,162)  $ 1,169,249     $    (1,362)      $ (1,157,763)
  Capital gains income...      --             --                 --             23,040           1,294          --
  Net realized gain
   (loss) on security
   transactions..........         186            (523)           (89,934)       33,665        (253,947)        (6,470,551)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      24,039          22,309          5,322,982     2,719,847       3,519,955         32,126,732
                              -------         -------        -----------   -----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      23,992          21,350          5,046,886     3,945,801       3,265,940         24,498,418
                              -------         -------        -----------   -----------     -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............       2,500          18,010          2,974,880     3,834,389           9,245          4,262,461
  Net transfers..........      12,346          (2,158)         3,639,476     8,020,245        (866,568)         1,903,967
  Surrenders for benefit
   payments and fees.....      (2,540)         (2,819)          (950,783)   (1,094,668)       (587,817)        (8,296,560)
  Net annuity
   transactions..........      --             --                 --            --             --                  (23,691)
                              -------         -------        -----------   -----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,306          13,033          5,663,573    10,759,966      (1,445,140)        (2,153,823)
                              -------         -------        -----------   -----------     -----------       ------------
  Net increase (decrease)
   in net assets.........      36,298          34,383         10,710,459    14,705,767       1,820,800         22,344,595
NET ASSETS:
  Beginning of year......      60,994          59,300         10,075,591     8,667,174       7,888,737         82,296,966
                              -------         -------        -----------   -----------     -----------       ------------
  End of year............     $97,292         $93,683        $20,786,050   $23,372,941     $ 9,709,537       $104,641,561
                              =======         =======        ===========   ===========     ===========       ============


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (5,369)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (11,836)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,335,288
                                ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,318,083
                                ----------
UNIT TRANSACTIONS:
  Purchases..............          230,293
  Net transfers..........        1,387,743
  Surrenders for benefit
   payments and fees.....         (948,296)
  Net annuity
   transactions..........        --
                                ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          669,740
                                ----------
  Net increase (decrease)
   in net assets.........        1,987,823
NET ASSETS:
  Beginning of year......        6,874,944
                                ----------
  End of year............       $8,862,767
                                ==========

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (115,769)      $  (650,059)      $  (57,475)
  Capital gains income...       --                --                --
  Net realized gain
   (loss) on security
   transactions..........       (834,958)       (4,558,691)         (27,813)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,795,789        17,933,881        1,773,971
                             -----------       -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,845,062        12,725,131        1,688,683
                             -----------       -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      1,351,228         1,221,600          346,223
  Net transfers..........        985,408        (1,365,773)         866,545
  Surrenders for benefit
   payments and fees.....       (867,157)       (4,557,881)        (255,472)
  Net annuity
   transactions..........         (1,132)           (3,260)         --
                             -----------       -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,468,347        (4,705,314)         957,296
                             -----------       -----------       ----------
  Net increase (decrease)
   in net assets.........      3,313,409         8,019,817        2,645,979
NET ASSETS:
  Beginning of year......      7,429,798        48,214,531        3,360,031
                             -----------       -----------       ----------
  End of year............    $10,743,207       $56,234,348       $6,006,010
                             ===========       ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (122,287)       $  (131,032)     $    (1,972)     $ (5,562)         $  (19,941)
  Capital gains income...       --                 --                --            --                 --
  Net realized gain
   (loss) on security
   transactions..........          1,604           (134,640)        (131,296)       (1,404)           (348,901)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,155,994          3,156,754        4,493,936       103,920             713,000
                             -----------        -----------      -----------      --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,035,311          2,891,082        4,360,668        96,954             344,158
                             -----------        -----------      -----------      --------          ----------
UNIT TRANSACTIONS:
  Purchases..............      3,418,802          2,055,233        3,556,696        77,482              94,744
  Net transfers..........      4,974,691          2,708,431        4,519,149       (24,597)           (408,492)
  Surrenders for benefit
   payments and fees.....       (398,497)          (607,680)      (1,263,895)      (45,198)            (78,999)
  Net annuity
   transactions..........       --                 --                --            --                     (961)
                             -----------        -----------      -----------      --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,994,996          4,155,984        6,811,950         7,687            (393,708)
                             -----------        -----------      -----------      --------          ----------
  Net increase (decrease)
   in net assets.........     10,030,307          7,047,066       11,172,618       104,641             (49,550)
NET ASSETS:
  Beginning of year......      4,174,410          6,485,651       12,014,542       332,711           1,410,140
                             -----------        -----------      -----------      --------          ----------
  End of year............    $14,204,717        $13,532,717      $23,187,160      $437,352          $1,360,590
                             ===========        ===========      ===========      ========          ==========

                                               SP JENNISON
                           PRUDENTIAL VALUE   INTERNATIONAL
                              PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,389)         $ (2,675)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........         1,682            24,440
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       100,480            40,001
                               --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       100,773            61,766
                               --------          --------
UNIT TRANSACTIONS:
  Purchases..............        72,909           202,798
  Net transfers..........        46,924           (48,091)
  Surrenders for benefit
   payments and fees.....       (30,858)          (94,656)
  Net annuity
   transactions..........       --                --
                               --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        88,975            60,051
                               --------          --------
  Net increase (decrease)
   in net assets.........       189,748           121,817
NET ASSETS:
  Beginning of year......       341,351            47,502
                               --------          --------
  End of year............      $531,099          $169,319
                               ========          ========

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   (95)         $   (436)         $   (823)
  Capital gains income...      --                --                --
  Net realized gain
   (loss) on security
   transactions..........      --                (15,562)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 42,322           --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (95)           26,324              (823)
                               -------          --------          --------
UNIT TRANSACTIONS:
  Purchases..............      --                --                --
  Net transfers..........      --                (48,153)          --
  Surrenders for benefit
   payments and fees.....       (1,822)           (1,715)             (253)
  Net annuity
   transactions..........      --                --                --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,822)          (49,868)             (253)
                               -------          --------          --------
  Net increase (decrease)
   in net assets.........       (1,917)          (23,544)           (1,076)
NET ASSETS:
  Beginning of year......       25,344           165,880           251,141
                               -------          --------          --------
  End of year............      $23,427          $142,336          $250,065
                               =======          ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC      STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL       VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  ------------------  ------------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   (87,817)         $  (16,488)          $ (5,722)         $  (15,534)       $   (6,153)
  Capital gains income...        --                   --                 --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........       (1,479,494)             (5,457)              (581)             (4,918)            1,195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,133,735             521,874            122,455             174,306           238,412
                               -----------          ----------           --------          ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,566,424             499,929            116,152             153,854           233,454
                               -----------          ----------           --------          ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............          251,033              64,638             25,448           1,036,618           639,600
  Net transfers..........       (1,790,632)            234,750            157,761             258,627           582,192
  Surrenders for benefit
   payments and fees.....       (1,375,534)           (101,315)            (2,160)             (8,438)           (9,651)
  Net annuity
   transactions..........           (6,932)           --                 --                  --                 --
                               -----------          ----------           --------          ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,922,065)            198,073            181,049           1,286,807         1,212,141
                               -----------          ----------           --------          ----------        ----------
  Net increase (decrease)
   in net assets.........        1,644,359             698,002            297,201           1,440,661         1,445,595
NET ASSETS:
  Beginning of year......       19,584,955           1,385,611            229,419             223,701           220,532
                               -----------          ----------           --------          ----------        ----------
  End of year............      $21,229,314          $2,083,613           $526,620          $1,664,362        $1,666,127
                               ===========          ==========           ========          ==========        ==========


                           STI CLASSIC  STI CLASSIC VT
                           VT MID-CAP    VALUE INCOME
                           EQUITY FUND    STOCK FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $ (3,272)     $   (1,282)
  Capital gains income...     --             --
  Net realized gain
   (loss) on security
   transactions..........          8          (3,232)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    100,776         252,681
                            --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     97,512         248,167
                            --------      ----------
UNIT TRANSACTIONS:
  Purchases..............    216,508         590,108
  Net transfers..........    143,417         677,041
  Surrenders for benefit
   payments and fees.....     (4,100)        (18,940)
  Net annuity
   transactions..........     --             --
                            --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    355,825       1,248,209
                            --------      ----------
  Net increase (decrease)
   in net assets.........    453,337       1,496,376
NET ASSETS:
  Beginning of year......    165,681         245,482
                            --------      ----------
  End of year............   $619,018      $1,741,858
                            ========      ==========

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN CENTURY
                              VP CAPITAL      AIM V.I. CAPITAL   AIM V.I. HIGH
                           APPRECIATION FUND  APPRECIATION FUND   YIELD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (38,113)        $  (139,915)     $   (82,064)
  Capital gains income...       --                  --                --
  Net realized gain
   (loss) on security
   transactions..........       (572,180)         (1,734,039)        (412,781)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (236,208)         (1,416,100)          (2,763)
                              ----------         -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (846,501)         (3,290,054)        (497,608)
                              ----------         -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        477,214             172,941           83,440
  Net transfers..........       (418,278)         (1,944,905)        (131,490)
  Surrenders for benefit
   payments and fees.....       (674,538)         (1,084,755)        (970,525)
  Net annuity
   transactions..........           (309)              8,763          --
                              ----------         -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (615,911)         (2,847,956)      (1,018,575)
                              ----------         -----------      -----------
  Net increase (decrease)
   in net assets.........     (1,462,412)         (6,138,010)      (1,516,183)
NET ASSETS:
  Beginning of year......      3,916,473          14,302,828        7,337,544
                              ----------         -----------      -----------
  End of year............     $2,454,061         $ 8,164,818      $ 5,821,361
                              ==========         ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                                                                               ARMADA         ARMADA        ARMADA
                                             ALLIANCE VP    ALLIANCE VP       ADVANTAGE      ADVANTAGE     ADVANTAGE
                           AIM V.I. PREMIER  GLOBAL BOND     GROWTH AND     EQUITY GROWTH  INTERNATIONAL    MID CAP
                             EQUITY FUND      PORTFOLIO   INCOME PORTFOLIO      FUND        EQUITY FUND   GROWTH FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  ----------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   (308,160)   $   (4,723)     $  (22,762)     $  (12,089)     $ (10,243)    $ (10,137)
  Capital gains income...        --              --             109,684         --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (4,912,988)       (7,635)        (96,918)        (35,054)       (17,276)      (46,269)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (7,313,779)      134,917        (872,344)       (299,928)      (142,362)     (270,655)
                             ------------    ----------      ----------      ----------      ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (12,534,927)      122,559        (882,340)       (347,071)      (169,881)     (327,061)
                             ------------    ----------      ----------      ----------      ---------     ---------
UNIT TRANSACTIONS:
  Purchases..............         315,487        60,603         250,265         132,864        136,821       110,245
  Net transfers..........      (4,361,843)      598,589         (11,776)         52,478       (109,128)       41,912
  Surrenders for benefit
   payments and fees.....      (3,097,919)     (144,451)       (290,120)        (41,484)       (42,888)      (38,998)
  Net annuity
   transactions..........        --              --            --               --             --             --
                             ------------    ----------      ----------      ----------      ---------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (7,144,275)      514,741         (51,631)        143,858        (15,195)      113,159
                             ------------    ----------      ----------      ----------      ---------     ---------
  Net increase (decrease)
   in net assets.........     (19,679,202)      637,300        (933,971)       (203,213)      (185,076)     (213,902)
NET ASSETS:
  Beginning of year......      41,882,492       725,111       3,710,959       1,010,655        810,000       858,078
                             ------------    ----------      ----------      ----------      ---------     ---------
  End of year............    $ 22,203,290    $1,362,411      $2,776,988      $  807,442      $ 624,924     $ 644,176
                             ============    ==========      ==========      ==========      =========     =========


                           AMSOUTH CAPITAL
                             GROWTH FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (36,397)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (81,711)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (836,462)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (954,570)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       628,883
  Net transfers..........     1,966,759
  Surrenders for benefit
   payments and fees.....      (238,763)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,356,879
                             ----------
  Net increase (decrease)
   in net assets.........     1,402,309
NET ASSETS:
  Beginning of year......     1,687,047
                             ----------
  End of year............    $3,089,356
                             ==========

(a)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 01, 2002.

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                             AMSOUTH VALUE     AMSOUTH SELECT   BB & T CAPITAL
                                  FUND          EQUITY FUND    APPRECIATION FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    (98,225)     $  (157,781)      $   (8,845)
  Capital gains income...        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........       (7,651,351)        (357,442)          (1,230)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,807,785)      (2,564,446)        (206,874)
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (10,557,361)      (3,079,669)        (216,949)
                              ------------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        1,209,266        3,404,097        1,017,636
  Net transfers..........      (12,614,831)      12,078,379          722,722
  Surrenders for benefit
   payments and fees.....       (7,141,577)      (2,280,739)         (31,928)
  Net annuity
   transactions..........           (5,600)         --              --
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (18,552,742)      13,201,737        1,708,430
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets.........      (29,110,103)      10,122,068        1,491,481
NET ASSETS:
  Beginning of year......       77,468,587       19,384,645           16,567
                              ------------      -----------       ----------
  End of year............     $ 48,358,484      $29,506,713       $1,508,048
                              ============      ===========       ==========

(b) Formerly Amsouth Equity Income Fund Sub-Account. Change effective May 01, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                            BB & T CAPITAL
                                MANAGER                         BB & T LARGE                        EVERGREEN VA
                           AGGRESSIVE GROWTH   BB & T GROWTH   COMPANY GROWTH    CALVERT SOCIAL    CAPITAL GROWTH    EVERGREEN VA
                                 FUND         AND INCOME FUND       FUND       BALANCED PORTFOLIO       FUND       FOUNDATION FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (C)
                           -----------------  ---------------  --------------  ------------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (32,136)       $   147,983      $   (5,735)       $   43,651       $  (166,671)     $   185,208
  Capital gains income...         37,132           --               --               --                  87,196         --
  Net realized gain
   (loss) on security
   transactions..........        (79,962)          (884,989)         (8,991)         (214,046)         (479,739)        (235,083)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (672,872)       (10,929,632)       (140,012)         (375,750)       (4,755,543)        (978,034)
                              ----------        -----------      ----------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (747,838)       (11,666,638)       (154,738)         (546,145)       (5,314,757)      (1,027,909)
                              ----------        -----------      ----------        ----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        976,378          4,668,585         632,213           318,550           409,639          199,630
  Net transfers..........        271,793          2,187,379         651,752          (228,789)       (1,448,957)      (1,839,034)
  Surrenders for benefit
   payments and fees.....       (143,905)        (3,916,801)        (15,938)         (742,870)       (1,805,065)        (657,484)
  Net annuity
   transactions..........       --                 --               --                (72,731)           (4,675)        --
                              ----------        -----------      ----------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,104,266          2,939,163       1,268,027          (725,840)       (2,849,058)      (2,296,888)
                              ----------        -----------      ----------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets.........        356,428         (8,727,475)      1,113,289        (1,271,985)       (8,163,815)      (3,324,797)
NET ASSETS:
  Beginning of year......      2,374,630         52,535,788          45,926         4,256,929        23,547,782        9,390,651
                              ----------        -----------      ----------        ----------       -----------      -----------
  End of year............     $2,731,058        $43,808,313      $1,159,215        $2,984,944       $15,383,967      $ 6,065,854
                              ==========        ===========      ==========        ==========       ===========      ===========


                                EVERGREEN VA
                                    FUND
                            SUB-ACCOUNT (D),(L)
                           ----------------------
OPERATIONS:
  Net investment income
   (loss)................        $  (19,638)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........           (90,293)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (401,346)
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (511,277)
                                 ----------
UNIT TRANSACTIONS:
  Purchases..............           108,239
  Net transfers..........          (328,992)
  Surrenders for benefit
   payments and fees.....          (127,748)
  Net annuity
   transactions..........         --
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (348,501)
                                 ----------
  Net increase (decrease)
   in net assets.........          (859,778)
NET ASSETS:
  Beginning of year......         2,126,019
                                 ----------
  End of year............        $1,266,241
                                 ==========

(c) Effective May 01, 2002, Wachovia Balanced Fund II Sub-Account merged with Evergreen VA Foundation Fund Sub-Account.
(d) Effective May 01, 2002, Wachovia Equity Fund II Sub-Account merged with Evergreen VA Fund Sub-Account.
(f) Effective October 08, 2002, OFFIT VIF High Yield Fund Sub-Account merged with Evergreen VA High Income Fund Sub-Account.
(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                         EVERGREEN VA
                           EVERGREEN VA  INTERNATIONAL  EVERGREEN VA
                           GROWTH FUND    GROWTH FUND    OMEGA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (144,101)   $    14,309   $  (117,172)
  Capital gains income...      --             --            --
  Net realized gain
   (loss) on security
   transactions..........     (511,002)    (1,970,869)     (689,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,230,332)       124,409    (2,036,951)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (3,885,435)    (1,832,151)   (2,844,109)
                           -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      194,217        204,329       569,411
  Net transfers..........     (881,757)    (1,442,431)   (1,335,070)
  Surrenders for benefit
   payments and fees.....   (1,344,762)    (1,484,990)     (869,353)
  Net annuity
   transactions..........       (3,012)        (5,185)       (1,037)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,035,314)    (2,728,277)   (1,636,049)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........   (5,920,749)    (4,560,428)   (4,480,158)
NET ASSETS:
  Beginning of year......   14,594,535     17,724,907    11,194,408
                           -----------    -----------   -----------
  End of year............  $ 8,673,786    $13,164,479   $ 6,714,250
                           ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                               EVERGREEN VA        EVERGREEN VA                        FIRST AMERICAN   FIRST AMERICAN
                              SMALL CAP VALUE     SPECIAL EQUITY   EVERGREEN VA HIGH   INTERNATIONAL   LARGE CAP GROWTH
                                   FUND                FUND           INCOME FUND        PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT (E)(L)     SUB-ACCOUNT    SUB-ACCOUNT (F)(L)    SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  --------------  -------------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $   (9,359)         $  (7,474)          $ 16,131           $--              $  (25)
  Capital gains income...          138,123            --                --                 --              --
  Net realized gain
   (loss) on security
   transactions..........          (28,850)           (25,546)           (30,445)          --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (320,551)          (166,672)             6,800             (506)            (867)
                                ----------          ---------           --------           ------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (220,637)          (199,692)            (7,514)            (506)            (892)
                                ----------          ---------           --------           ------           ------
UNIT TRANSACTIONS:
  Purchases..............          643,575             20,640              9,857           --              --
  Net transfers..........          541,376             18,194            (72,512)          --                  128
  Surrenders for benefit
   payments and fees.....          (80,985)           (64,670)           (21,802)               5                1
  Net annuity
   transactions..........        --                    (1,877)          --                 --              --
                                ----------          ---------           --------           ------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,103,966            (27,713)           (84,457)               5              129
                                ----------          ---------           --------           ------           ------
  Net increase (decrease)
   in net assets.........          883,329           (227,405)           (91,971)            (501)            (763)
NET ASSETS:
  Beginning of year......          786,868            685,165            250,365            2,565            2,803
                                ----------          ---------           --------           ------           ------
  End of year............       $1,670,197          $ 457,760           $158,394           $2,064           $2,040
                                ==========          =========           ========           ======           ======

                            FIRST AMERICAN   FIRST AMERICAN
                           SMALL CAP GROWTH    TECHNOLOGY
                              PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $  (287)         $   (26)
  Capital gains income...      --                --
  Net realized gain
   (loss) on security
   transactions..........          (41)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,299)          (1,232)
                               -------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,627)          (1,258)
                               -------          -------
UNIT TRANSACTIONS:
  Purchases..............      --                --
  Net transfers..........      --                   171
  Surrenders for benefit
   payments and fees.....           11               (8)
  Net annuity
   transactions..........      --                --
                               -------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           11              163
                               -------          -------
  Net increase (decrease)
   in net assets.........       (7,616)          (1,095)
NET ASSETS:
  Beginning of year......       24,606            2,802
                               -------          -------
  End of year............      $16,990          $ 1,707
                               =======          =======

(e) Effective May 01, 2002, Wachovia Special Values Fund II Sub-Account merged with Evergreen VA Small Cap Value Fund Sub-Account.
(f) Effective October 08, 2002, OFFIT VIF High Yield Fund Sub-Account merged with Evergreen VA High Income Fund Sub-Account.
(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           FIDELITY-REGISTERED TRADEMARK- VIP ASSET  FIDELITY-REGISTERED TRADEMARK- VIP
                                           MANAGER                                 GROWTH
                                         SUB-ACCOUNT                            SUB-ACCOUNT
                           ----------------------------------------  ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................                 $  129,393                            $  (199,050)
  Capital gains income...             --                                       --
  Net realized gain
   (loss) on security
   transactions..........                    (75,675)                            (2,812,238)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                   (562,512)                            (4,981,213)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                   (508,794)                            (7,992,501)
                                          ----------                            -----------
UNIT TRANSACTIONS:
  Purchases..............                    481,958                              2,343,646
  Net transfers..........                   (153,751)                            (1,170,819)
  Surrenders for benefit
   payments and fees.....                   (675,303)                            (3,762,291)
  Net annuity
   transactions..........             --                                             (1,455)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                   (347,096)                            (2,590,919)
                                          ----------                            -----------
  Net increase (decrease)
   in net assets.........                   (855,890)                           (10,583,420)
NET ASSETS:
  Beginning of year......                  5,070,527                             26,043,668
                                          ----------                            -----------
  End of year............                 $4,214,637                            $15,460,248
                                          ==========                            ===========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $   (69,343)
  Capital gains income...            --
  Net realized gain
   (loss) on security
   transactions..........                (541,711)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              (1,429,695)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              (2,040,749)
                                      -----------
UNIT TRANSACTIONS:
  Purchases..............               1,686,519
  Net transfers..........                (743,379)
  Surrenders for benefit
   payments and fees.....              (3,202,744)
  Net annuity
   transactions..........                     (16)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (2,259,620)
                                      -----------
  Net increase (decrease)
   in net assets.........              (4,300,369)
NET ASSETS:
  Beginning of year......              20,350,856
                                      -----------
  End of year............             $16,050,487
                                      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                                                                                     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP     FIFTH THIRD     DISCIPLINED VALUE   FIFTH THIRD MID
                                        OVERSEAS               BALANCED VIP FUND      VIP FUND          CAP VIP FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT (G)    SUB-ACCOUNT (G)    SUB-ACCOUNT (G)
                           ----------------------------------  -----------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................              $  (14,098)                 $    313           $    881            $   (527)
  Capital gains income...            --                             --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........                (135,998)                        2                 (6)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                (614,488)                   (1,422)             3,854               1,464
                                       ----------                  --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                (764,584)                   (1,107)             4,729                 937
                                       ----------                  --------           --------            --------
UNIT TRANSACTIONS:
  Purchases..............                 447,054                   148,896            118,628             125,214
  Net transfers..........                 (47,577)                   32,238            103,242             115,523
  Surrenders for benefit
   payments and fees.....                (535,795)                     (377)              (124)               (114)
  Net annuity
   transactions..........            --                             --                 --                 --
                                       ----------                  --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (136,318)                  180,757            221,746             240,623
                                       ----------                  --------           --------            --------
  Net increase (decrease)
   in net assets.........                (900,902)                  179,650            226,475             241,560
NET ASSETS:
  Beginning of year......               3,589,165                   --                 --                 --
                                       ----------                  --------           --------            --------
  End of year............              $2,688,263                  $179,650           $226,475            $241,560
                                       ==========                  ========           ========            ========

                                                FIRST HORIZON
                                                   CAPITAL       FIRST HORIZON
                           FIFTH THIRD QUALITY  APPRECIATION    GROWTH & INCOME
                             GROWTH VIP FUND      PORTFOLIO        PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (26,279)        $ (2,950)        $  (20,112)
  Capital gains income...        --                 --                  1,729
  Net realized gain
   (loss) on security
   transactions..........          (9,801)             393            (20,801)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (710,118)         (40,972)          (606,676)
                               ----------         --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (746,198)         (43,529)          (645,860)
                               ----------         --------         ----------
UNIT TRANSACTIONS:
  Purchases..............       2,015,452          313,919          1,141,695
  Net transfers..........       1,088,337          109,458          2,019,155
  Surrenders for benefit
   payments and fees.....         (96,128)         (11,535)           (57,126)
  Net annuity
   transactions..........        --                 --               --
                               ----------         --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,007,661          411,842          3,103,724
                               ----------         --------         ----------
  Net increase (decrease)
   in net assets.........       2,261,463          368,313          2,457,864
NET ASSETS:
  Beginning of year......         529,272           32,995            988,078
                               ----------         --------         ----------
  End of year............      $2,790,735         $401,308         $3,445,942
                               ==========         ========         ==========

(g)  From inception, July 15, 2002 to December 31, 2002.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $    65,541,100   $ 19,461,108    $  (17,063,952)
  Capital gains income...         --             8,449,439         --
  Net realized gain
   (loss) on security
   transactions..........      (224,291,192)       753,053      (121,195,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (531,772,439)    35,480,322      (497,262,352)
                            ---------------   ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (690,522,531)    64,143,922      (635,521,754)
                            ---------------   ------------    --------------
UNIT TRANSACTIONS:
  Purchases..............       110,768,189     53,612,581       109,904,165
  Net transfers..........      (220,015,183)   130,123,701      (102,440,586)
  Surrenders for benefit
   payments and fees.....      (475,900,353)   (90,192,115)     (275,306,033)
  Net annuity
   transactions..........        (3,464,193)      (302,203)         (861,496)
                            ---------------   ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (588,611,540)    93,241,964      (268,703,950)
                            ---------------   ------------    --------------
  Net increase (decrease)
   in net assets.........    (1,279,134,071)   157,385,886      (904,225,704)
NET ASSETS:
  Beginning of year......     4,702,112,627    691,639,814     3,057,896,361
                            ---------------   ------------    --------------
  End of year............   $ 3,422,978,556   $849,025,700    $2,153,670,657
                            ===============   ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                           HARTFORD DIVIDEND                                     HARTFORD GLOBAL   HARTFORD GLOBAL
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL   COMMUNICATIONS   FINANCIAL SERVICES
                                 FUND            HLS FUND     ADVISORS HLS FUND     HLS FUND           HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $    1,697,606     $  (152,396)     $   (988,814)      $   (5,445)        $    3,111
  Capital gains income...       50,129,103         129,555            53,540          --                --
  Net realized gain
   (loss) on security
   transactions..........      (14,007,406)       (210,644)       (4,935,904)         (55,110)           (50,065)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (205,973,248)     (3,395,852)       (2,888,803)        (305,702)          (799,363)
                            --------------     -----------      ------------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (168,153,945)     (3,629,337)       (8,759,981)        (366,257)          (846,317)
                            --------------     -----------      ------------       ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............       63,154,455       2,049,862         2,749,314          314,983          1,124,061
  Net transfers..........       78,788,884       3,181,455        (6,006,216)         885,969          1,824,281
  Surrenders for benefit
   payments and fees.....     (101,714,457)       (709,223)       (6,971,745)        (104,923)          (352,905)
  Net annuity
   transactions..........         (323,807)        --                (18,119)         --                --
                            --------------     -----------      ------------       ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       39,905,075       4,522,094       (10,246,766)       1,096,029          2,595,437
                            --------------     -----------      ------------       ----------         ----------
  Net increase (decrease)
   in net assets.........     (128,248,870)        892,757       (19,006,747)         729,772          1,749,120
NET ASSETS:
  Beginning of year......    1,021,162,019      10,789,079        91,240,827        1,086,675         $2,509,984
                            --------------     -----------      ------------       ----------         ----------
  End of year............   $  892,913,149     $11,681,836      $ 72,234,080       $1,816,447         $4,259,104
                            ==============     ===========      ============       ==========         ==========


                           HARTFORD GLOBAL  HARTFORD GLOBAL
                           HEALTH HLS FUND  LEADERS HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (925,775)     $   (585,679)
  Capital gains income...      1,822,067          --
  Net realized gain
   (loss) on security
   transactions..........     (2,554,607)       (7,565,373)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (14,483,347)      (18,665,012)
                            ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (16,141,662)      (26,816,064)
                            ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............      6,951,045         5,362,593
  Net transfers..........      2,086,274        (9,361,877)
  Surrenders for benefit
   payments and fees.....     (5,719,066)      (10,155,009)
  Net annuity
   transactions..........         (9,062)          (17,190)
                            ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,309,191       (14,171,483)
                            ------------      ------------
  Net increase (decrease)
   in net assets.........    (12,832,471)      (40,987,547)
NET ASSETS:
  Beginning of year......     77,048,217       144,390,571
                            ------------      ------------
  End of year............   $ 64,215,746      $103,403,024
                            ============      ============

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD GLOBAL  HARTFORD GROWTH
                           TECHNOLOGY HLS     AND INCOME     HARTFORD GROWTH
                                FUND           HLS FUND          HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (H)
                           ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (316,937)    $   (918,473)      $  (14,540)
  Capital gains income...       --               --               --
  Net realized gain
   (loss) on security
   transactions..........     (2,128,516)      (4,980,523)         (35,206)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    (10,835,221)     (26,492,333)         (47,289)
                            ------------     ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (13,280,674)     (32,391,329)         (97,035)
                            ------------     ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............      1,537,575        7,626,506        2,446,242
  Net transfers..........     (2,261,161)      10,177,195        2,698,971
  Surrenders for benefit
   payments and fees.....     (2,056,507)      (9,351,335)         (68,493)
  Net annuity
   transactions..........         (9,026)         (44,898)          11,844
                            ------------     ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,789,119)       8,407,468        5,088,564
                            ------------     ------------       ----------
  Net increase (decrease)
   in net assets.........    (16,069,793)     (23,983,861)       4,991,529
NET ASSETS:
  Beginning of year......     35,160,409      119,993,998         --
                            ------------     ------------       ----------
  End of year............   $ 19,090,616     $ 96,010,137       $4,991,529
                            ============     ============       ==========

(h)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                                                                              HARTFORD
                                                                            INTERNATIONAL    HARTFORD        HARTFORD
                           HARTFORD GROWTH     HARTFORD                        CAPITAL     INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES     HIGH YIELD    HARTFORD INDEX  APPRECIATION   SMALL COMPANY  OPPORTUNITIES
                               HLS FUND        HLS FUND        HLS FUND       HLS FUND       HLS FUND        HLS FUND
                           SUB-ACCOUNT (H)    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  --------------  -------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   (9,243)     $ 2,533,657   $  (1,178,297)   $  (43,281)    $  (54,782)   $   1,739,029
  Capital gains income...       --                --           20,304,975       --              15,347         --
  Net realized gain
   (loss) on security
   transactions..........        (12,650)         860,187     (26,183,499)      220,432       (235,149)        (313,429)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (35,619)      (7,349,795)   (143,126,664)   (1,047,434)      (638,650)     (32,624,084)
                              ----------      -----------   -------------    ----------     ----------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (57,512)      (3,955,951)   (150,183,485)     (870,283)      (913,234)     (31,198,484)
                              ----------      -----------   -------------    ----------     ----------    -------------
UNIT TRANSACTIONS:
  Purchases..............      1,371,208        8,147,856      19,763,555     3,152,555      1,026,674       10,631,188
  Net transfers..........      1,653,654       24,941,782     (40,126,608)    2,109,658      5,945,169      (39,718,229)
  Surrenders for benefit
   payments and fees.....        (59,080)      (6,622,230)    (56,284,241)     (304,402)      (495,167)     (45,385,810)
  Net annuity
   transactions..........          3,806          (23,944)       (622,249)       11,315         23,127         (101,207)
                              ----------      -----------   -------------    ----------     ----------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,969,588       26,443,464     (77,269,543)    4,969,126      6,499,803      (74,574,058)
                              ----------      -----------   -------------    ----------     ----------    -------------
  Net increase (decrease)
   in net assets.........      2,912,076       22,487,513    (227,453,028)    4,098,843      5,586,569     (105,772,542)
NET ASSETS:
  Beginning of year......       --             55,703,317     659,715,009     2,980,644        825,699      301,599,769
                              ----------      -----------   -------------    ----------     ----------    -------------
  End of year............     $2,912,076      $78,190,830   $ 432,261,981    $7,079,487     $6,412,268    $ 195,827,227
                              ==========      ===========   =============    ==========     ==========    =============


                              HARTFORD
                               MIDCAP
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................  $  (6,196,791)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (31,627,754)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    (53,672,240)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (91,496,785)
                           -------------
UNIT TRANSACTIONS:
  Purchases..............        894,638
  Net transfers..........    (67,456,510)
  Surrenders for benefit
   payments and fees.....    (43,694,684)
  Net annuity
   transactions..........       (216,600)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (110,473,156)
                           -------------
  Net increase (decrease)
   in net assets.........   (201,969,941)
NET ASSETS:
  Beginning of year......    630,470,929
                           -------------
  End of year............  $ 428,500,988
                           =============

(h)  From inception, April 30, 2002 to December 31, 2002.

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            HARTFORD
                             HARTFORD        HARTFORD       MORTGAGE       HARTFORD
                           MIDCAP VALUE    MONEY MARKET    SECURITIES    SMALL COMPANY
                             HLS FUND        HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (822,093)  $     990,188   $  5,352,466   $ (2,702,358)
  Capital gains income...       --               46,998        --             --
  Net realized gain
   (loss) on security
   transactions..........    (1,984,634)       --              183,681    (18,445,070)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....   (16,577,421)              1      9,940,372    (58,784,318)
                           ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (19,384,148)      1,037,187     15,476,519    (79,931,746)
                           ------------   -------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............    23,079,108     135,060,005     19,505,407     10,087,085
  Net transfers..........    88,514,745     225,800,556    118,377,618       (742,017)
  Surrenders for benefit
   payments and fees.....    (7,123,204)   (333,178,238)   (33,279,572)   (19,583,164)
  Net annuity
   transactions..........       135,166         146,742       (143,260)       (13,637)
                           ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   104,605,815      27,829,065    104,460,193    (10,251,733)
                           ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets.........    85,221,667      28,866,252    119,936,712    (90,183,479)
NET ASSETS:
  Beginning of year......    35,002,079     654,642,166    192,275,091    253,646,413
                           ------------   -------------   ------------   ------------
  End of year............  $120,223,746   $ 683,508,418   $312,211,803   $163,462,934
                           ============   =============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                                                                   HARTFORD
                               HARTFORD                        U.S. GOVERNMENT                     HARTFORD VALUE    HUNTINGTON
                           SMALLCAP GROWTH    HARTFORD STOCK      SECURITIES     HARTFORD VALUE    OPPORTUNITIES       INCOME
                               HLS FUND          HLS FUND          HLS FUND         HLS FUND          HLS FUND       EQUITY FUND
                           SUB-ACCOUNT (H)     SUB-ACCOUNT     SUB-ACCOUNT (H)    SUB-ACCOUNT     SUB-ACCOUNT (H)    SUB-ACCOUNT
                           ----------------  ----------------  ----------------  --------------  ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $  (30,833)     $   (6,821,581)    $   (805,864)    $   (16,704)       $   (7,445)     $   78,504
  Capital gains income...       --                 --                --               --               --                --
  Net realized gain
   (loss) on security
   transactions..........         83,395        (213,659,424)         116,211        (145,938)          (11,269)         (9,330)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (40,538)       (404,336,145)       5,976,388      (6,310,551)          (28,472)       (719,827)
                              ----------      --------------     ------------     -----------        ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         12,024        (624,817,150)       5,286,735      (6,473,193)          (47,186)       (650,653)
                              ----------      --------------     ------------     -----------        ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      2,318,886          52,215,913       21,174,259       5,779,615           569,070       2,862,688
  Net transfers..........      3,967,909        (167,802,721)     164,685,403      15,183,007         1,875,968       2,537,027
  Surrenders for benefit
   payments and fees.....        (90,658)       (208,135,340)      (7,816,132)     (2,009,484)          (35,726)       (360,579)
  Net annuity
   transactions..........          4,633          (1,992,466)         157,531          15,271          --                --
                              ----------      --------------     ------------     -----------        ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,200,770        (325,714,614)     178,201,061      18,968,409         2,409,312       5,039,136
                              ----------      --------------     ------------     -----------        ----------      ----------
  Net increase (decrease)
   in net assets.........      6,212,794        (950,531,764)     183,487,796      12,495,216         2,362,126       4,388,483
NET ASSETS:
  Beginning of year......       --             2,554,681,433         --            15,134,680          --             3,308,595
                              ----------      --------------     ------------     -----------        ----------      ----------
  End of year............     $6,212,794      $1,604,149,669     $183,487,796     $27,629,896        $2,362,126      $7,697,078
                              ==========      ==============     ============     ===========        ==========      ==========


                            HUNTINGTON VA
                           DIVIDEND CAPTURE
                                 FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   40,034
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         (1,086)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (43,211)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (4,263)
                              ----------
UNIT TRANSACTIONS:
  Purchases..............      1,521,380
  Net transfers..........      1,755,621
  Surrenders for benefit
   payments and fees.....        (63,220)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,213,781
                              ----------
  Net increase (decrease)
   in net assets.........      3,209,518
NET ASSETS:
  Beginning of year......         13,893
                              ----------
  End of year............     $3,223,411
                              ==========

(h)  From inception, April 30, 2002 to December 31, 2002.

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           HUNTINGTON VA    HUNTINGTON VA    HUNTINGTON VA
                           HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY     ROTATING INDEX
                            GROWTH FUND         FUND            FUND              FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (I)
                           -------------  ----------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (22,198)      $  (17,482)      $ (2,950)         $ (3,278)
  Capital gains income...      --              --               --              --
  Net realized gain
   (loss) on security
   transactions..........         (660)            (436)        (1,413)           (1,441)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     (377,802)        (221,335)       (22,102)          (30,656)
                            ----------       ----------       --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (400,660)        (239,253)       (26,465)          (35,375)
                            ----------       ----------       --------          --------
UNIT TRANSACTIONS:
  Purchases..............    2,144,487        1,891,857        371,083           328,587
  Net transfers..........    1,617,507        1,317,293        282,783           479,100
  Surrenders for benefit
   payments and fees.....      (77,267)         (70,412)       (10,306)          (33,200)
  Net annuity
   transactions..........      --              --               --              --
                            ----------       ----------       --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,684,727        3,138,738        643,560           774,487
                            ----------       ----------       --------          --------
  Net increase (decrease)
   in net assets.........    3,284,067        2,899,485        617,095           739,112
NET ASSETS:
  Beginning of year......      249,937           64,259          8,555          --
                            ----------       ----------       --------          --------
  End of year............   $3,534,004       $2,963,744       $625,650          $739,112
                            ==========       ==========       ========          ========

(i)  From inception, July 31, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________

                                                                    MARSICO
                             MERRILL LYNCH      MERRILL LYNCH    INTERNATIONAL                    NATIONS           NATIONS
                             GLOBAL GROWTH     LARGE CAP GROWTH  OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL    MARSICO FOCUSED
                               V.I. FUND          V.I. FUND        PORTFOLIO     YIELD BOND   VALUE PORTFOLIO  EQUITIES PORTFOLIO
                            SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  -------------  ------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (633)          $   (792)      $  (125,832)   $  501,949     $     6,202       $ (1,289,651)
  Capital gains income...       --                  --                --            --              104,459          --
  Net realized gain
   (loss) on security
   transactions..........           (172)              (393)         (164,646)      (10,613)       (230,668)        (7,477,204)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (17,650)           (16,467)         (559,093)     (430,853)     (1,759,937)        (7,944,643)
                                --------           --------       -----------    ----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (18,455)           (17,652)         (849,571)       60,483      (1,879,944)       (16,711,498)
                                --------           --------       -----------    ----------     -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............          7,841              1,410           573,239       827,067         474,477          2,063,796
  Net transfers..........         15,293             16,323           547,172     4,149,552       2,517,500         (6,699,714)
  Surrenders for benefit
   payments and fees.....           (811)            (2,469)         (700,716)     (620,442)       (667,565)        (9,844,104)
  Net annuity
   transactions..........       --                  --                --            --             --                  (11,630)
                                --------           --------       -----------    ----------     -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         22,323             15,264           419,695     4,356,177       2,324,412        (14,491,652)
                                --------           --------       -----------    ----------     -----------       ------------
  Net increase (decrease)
   in net assets.........          3,868             (2,388)         (429,876)    4,416,660         444,468        (31,203,150)
NET ASSETS:
  Beginning of year......         57,126             61,688        10,505,467     4,250,514       7,444,269        113,500,116
                                --------           --------       -----------    ----------     -----------       ------------
  End of year............       $ 60,994           $ 59,300       $10,075,591    $8,667,174     $ 7,888,737       $ 82,296,966
                                ========           ========       ===========    ==========     ===========       ============


                              NATIONS ASSET
                           ALLOCATION PORTFOLIO
                               SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................      $    11,138
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (212,920)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (1,023,520)
                               -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (1,225,302)
                               -----------
UNIT TRANSACTIONS:
  Purchases..............          303,764
  Net transfers..........          409,134
  Surrenders for benefit
   payments and fees.....       (1,276,701)
  Net annuity
   transactions..........        --
                               -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (563,803)
                               -----------
  Net increase (decrease)
   in net assets.........       (1,789,105)
NET ASSETS:
  Beginning of year......        8,664,049
                               -----------
  End of year............      $ 6,874,944
                               ===========

(j) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(k) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                               NATIONS MARSICO
                           NATIONS CAPITAL   NATIONS MARSICO    21ST CENTURY
                           GROWTH PORTFOLIO  GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT (L)     SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (114,210)      $   (781,150)     $  (45,706)
  Capital gains income...       --                 --               --
  Net realized gain
   (loss) on security
   transactions..........     (1,471,819)        (5,730,279)       (314,616)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     (2,284,034)        (4,362,467)          6,375
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,870,063)       (10,873,896)       (353,947)
                             -----------       ------------      ----------
UNIT TRANSACTIONS:
  Purchases..............        610,747            789,539         161,718
  Net transfers..........     (1,261,501)        (5,108,518)       (112,171)
  Surrenders for benefit
   payments and fees.....     (1,163,403)        (6,415,887)       (337,805)
  Net annuity
   transactions..........         10,515             18,500         --
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,803,642)       (10,716,366)       (288,258)
                             -----------       ------------      ----------
  Net increase (decrease)
   in net assets.........     (5,673,705)       (21,590,262)       (642,205)
NET ASSETS:
  Beginning of year......     13,103,503         69,804,793       4,002,236
                             -----------       ------------      ----------
  End of year............    $ 7,429,798       $ 48,214,531      $3,360,031
                             ===========       ============      ==========

(l) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                            NATIONS MIDCAP     NATIONS SMALL    NATIONS VALUE  JENNISON 20/20     PRUDENTIAL     PRUDENTIAL VALUE
                           GROWTH PORTFOLIO  COMPANY PORTFOLIO    PORTFOLIO    FOCUS PORTFOLIO  JENNISON GROWTH     PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -----------------  -------------  ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   (36,257)       $   (81,220)     $   (26,969)     $  (5,206)      $  (24,332)        $    404
  Capital gains income...       --                    6,006          --             --               --               --
  Net realized gain
   (loss) on security
   transactions..........        (40,433)          (126,437)        (155,213)        (7,920)          (9,018)          (1,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     (1,050,528)        (1,956,641)      (2,665,031)       (94,537)        (620,448)         (64,267)
                             -----------        -----------      -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,127,218)        (2,158,292)      (2,847,213)      (107,663)        (653,798)         (65,852)
                             -----------        -----------      -----------      ---------       ----------         --------
UNIT TRANSACTIONS:
  Purchases..............      1,014,736            844,383        1,413,353        118,246           75,545          179,755
  Net transfers..........      2,891,284          2,518,256        3,030,154         (7,705)        (224,624)          63,797
  Surrenders for benefit
   payments and fees.....       (206,067)          (572,171)      (1,270,919)       (10,628)         (79,447)             789
  Net annuity
   transactions..........       --                 --                --             --                (1,079)         --
                             -----------        -----------      -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,699,953          2,790,468        3,172,588         99,913         (229,605)         244,341
                             -----------        -----------      -----------      ---------       ----------         --------
  Net increase (decrease)
   in net assets.........      2,572,735            632,176          325,375         (7,750)        (883,403)         178,489
NET ASSETS:
  Beginning of year......      1,601,675          5,853,475       11,689,167        340,461        2,293,543          162,862
                             -----------        -----------      -----------      ---------       ----------         --------
  End of year............    $ 4,174,410        $ 6,485,651      $12,014,542      $ 332,711       $1,410,140         $341,351
                             ===========        ===========      ===========      =========       ==========         ========

                             SP JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (618)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          (126)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (11,840)
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (12,584)
                               --------
UNIT TRANSACTIONS:
  Purchases..............         8,950
  Net transfers..........         8,998
  Surrenders for benefit
   payments and fees.....        (1,233)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        16,715
                               --------
  Net increase (decrease)
   in net assets.........         4,131
NET ASSETS:
  Beginning of year......        43,371
                               --------
  End of year............      $ 47,502
                               ========

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                            SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
                           GOVERNMENT FUND  APPRECIATION FUND  CASH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $    58          $ (1,751)         $    846
  Capital gains income...      --                  3,274           --
  Net realized gain
   (loss) on security
   transactions..........      --                   (113)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      --                (38,128)          --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           58           (36,718)              846
                               -------          --------          --------
UNIT TRANSACTIONS:
  Purchases..............      --                --                --
  Net transfers..........      --                --                --
  Surrenders for benefit
   payments and fees.....       (2,004)           (1,976)          (84,579)
  Net annuity
   transactions..........      --                --                --
                               -------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,004)           (1,976)          (84,579)
                               -------          --------          --------
  Net increase (decrease)
   in net assets.........       (1,946)          (38,694)          (83,733)
NET ASSETS:
  Beginning of year......       27,290           204,574           334,874
                               -------          --------          --------
  End of year............      $25,344          $165,880          $251,141
                               =======          ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________

                                                     VICTORY             VICTORY
                            UBS SERIES TRUST    VARIABLE INSURANCE  VARIABLE INSURANCE     STI CLASSIC        STI CLASSIC
                           TACTICAL ALLOCATION     DIVERSIFIED        SMALL COMPANY        VT CAPITAL         VT GROWTH &
                                PORTFOLIO           STOCK FUND       OPPORTUNITY FUND   APPRECIATION FUND     INCOME FUND
                             SUB-ACCOUNT (M)       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (N)    SUB-ACCOUNT (N)
                           -------------------  ------------------  ------------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (198,017)         $   (9,443)          $ (1,673)          $   (504)           $     69
  Capital gains income...        --                   --                 --                  --                 --
  Net realized gain
   (loss) on security
   transactions..........       (3,292,974)            (30,963)               (79)                (2)                 (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (4,534,242)           (367,644)           (17,983)            (6,497)             (2,244)
                              ------------          ----------           --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (8,025,233)           (408,050)           (19,735)            (7,003)             (2,176)
                              ------------          ----------           --------           --------            --------
UNIT TRANSACTIONS:
  Purchases..............          532,600             376,589             37,498            213,751             190,316
  Net transfers..........       (5,387,244)            436,651            147,628             17,349              32,629
  Surrenders for benefit
   payments and fees.....       (1,779,627)            (43,545)            (2,649)              (396)               (237)
  Net annuity
   transactions..........           (9,499)           --                 --                  --                 --
                              ------------          ----------           --------           --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (6,643,770)            769,695            182,477            230,704             222,708
                              ------------          ----------           --------           --------            --------
  Net increase (decrease)
   in net assets.........      (14,669,003)            361,645            162,742            223,701             220,532
NET ASSETS:
  Beginning of year......       34,253,958           1,023,966             66,677            --                 --
                              ------------          ----------           --------           --------            --------
  End of year............     $ 19,584,955          $1,385,611           $229,419           $223,701            $220,532
                              ============          ==========           ========           ========            ========


                              STI CLASSIC        STI CLASSIC VT
                               VT MID-CAP         VALUE INCOME
                              EQUITY FUND          STOCK FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT (N)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (341)           $    251
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........             (5)                 (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....         (4,991)             (4,745)
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (5,337)             (4,495)
                                --------            --------
UNIT TRANSACTIONS:
  Purchases..............        155,231             229,343
  Net transfers..........         16,021              21,382
  Surrenders for benefit
   payments and fees.....           (234)               (748)
  Net annuity
   transactions..........       --                  --
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        171,018             249,977
                                --------            --------
  Net increase (decrease)
   in net assets.........        165,681             245,482
NET ASSETS:
  Beginning of year......       --                  --
                                --------            --------
  End of year............       $165,681            $245,482
                                ========            ========

(m) Formerly Brinson Series Trust Tactical Allocation Portfolio Sub-Account. Change effective May 1, 2002.
(n)  From inception, September 19, 2002 to December 31, 2002.

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTION--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks, which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

____________________________________ SA-116 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
American Century VP Capital Appreciation
 Fund...................................  $     4,695,466  $     4,278,424
AIM V.I. Capital Appreciation Fund......          783,320        2,215,212
AIM V.I. High Yield Fund................        1,389,837        1,855,744
AIM V.I. Premier Equity Fund............          771,937        5,048,689
AllianceBernstein VP Global Bond
 Portfolio..............................          508,513          560,837
AllianceBernstein VP Growth and Income
 Portfolio..............................          323,861          503,687
AmSouth Capital Growth Fund.............        6,930,357        1,034,773
AmSouth Value Fund......................        8,205,234        9,517,478
AmSouth Select Equity Fund..............       20,315,611        6,299,048
BB&T Capital Appreciation Fund..........        7,720,406          609,923
BB&T Capital Manager Aggressive Growth
 Fund...................................        2,389,956          669,190
BB&T Growth and Income Fund.............       18,272,578        4,695,191
BB&T Large Company Growth Fund..........        5,293,451          204,370
Calvert Social Balanced Portfolio.......          313,752          333,645
Evergreen VA Foundation Fund............        1,903,506        1,548,439
Evergreen VA Fund.......................          243,538          193,088
Evergreen VA Growth Fund................        1,423,303        2,226,225
Evergreen VA International Equity
 Fund...................................          916,925        2,208,512
Evergreen VA Omega Fund.................        2,320,182        1,859,134
Evergreen VA Special Values Fund........        2,425,679          354,014
Evergreen VA Special Equity Fund........        2,089,253          535,729
Evergreen VA High Income Fund...........           73,592           10,026
Evergreen VA Growth and Income Fund.....       17,426,621       18,359,182
First American International
 Portfolio..............................               29              100
First American Large Cap Growth
 Portfolio..............................                4               40
First American Small Cap Growth
 Portfolio..............................           11,038              626
First American Technology Portfolio.....        --                      30
Fidelity-Registered Trademark- VIP Asset
 Manager................................          685,555          378,501
Fidelity-Registered Trademark- VIP
 Growth.................................        1,234,522        1,649,406
Fidelity-Registered Trademark- VIP
 Contrafund.............................        1,221,269        1,456,845
Fidelity-Registered Trademark- VIP
 Overseas...............................       18,102,942       17,975,983
Fifth Third Balanced VIP Fund...........          904,456           67,596
Fifth Third Disciplined Value VIP
 Fund...................................        4,378,749          156,721
Fifth Third Mid Cap VIP Fund............        4,660,173          201,669
Fifth Third Quality Growth VIP Fund.....        4,133,100          422,167
First Horizon Capital Appreciation
 Portfolio..............................        1,105,063           94,230
First Horizon Growth & Income
 Portfolio..............................        4,829,540          893,153
Hartford Advisers HLS Fund..............      388,401,254      439,468,728
Hartford Bond HLS Fund..................      916,303,125      797,001,477
Hartford Capital Appreciation HLS
 Fund...................................      584,117,797      410,133,361
Hartford Dividend and Growth HLS Fund...      698,659,871      498,243,689
Hartford Focus HLS Fund.................       20,389,923       16,684,818
Hartford Global Advisers HLS Fund.......      166,321,880      163,939,108
Hartford Global Communications HLS
 Fund...................................        6,776,068        2,312,950
Hartford Global Financial Services HLS
 Fund...................................       18,077,474       13,635,200
Hartford Global Health HLS Fund.........      174,012,167      150,515,313
Hartford Global Leaders HLS Fund........      645,109,186      634,206,911
Hartford Global Technology HLS Fund.....       84,860,261       71,347,258
Hartford Disciplined Equity HLS Fund....      292,322,769      250,281,894
Hartford Growth HLS Fund................       76,843,813       27,821,663

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
Hartford Growth Opportunities HLS
 Fund...................................  $   114,270,067  $    85,513,911
Hartford High Yield HLS Fund............      982,666,299      854,050,922
Hartford Index HLS Fund.................       99,824,988       90,436,007
Hartford International Capital
 Appreciation HLS Fund..................       81,254,208       63,599,237
Hartford International Small Company HLS
 Fund...................................       56,261,138       46,952,550
Hartford International Opportunities HLS
 Fund...................................    1,123,395,440    1,138,878,789
Hartford MidCap HLS Fund................      393,409,957      464,676,587
Hartford MidCap Value HLS Fund..........      471,527,820      398,798,446
Hartford Money Market HLS Fund..........    4,262,520,233    4,470,855,592
Hartford Mortgage Securities HLS Fund...      158,539,694      184,230,398
Hartford Small Company HLS Fund.........      539,289,116      510,937,419
Hartford SmallCap Growth HLS Fund.......      420,920,694      377,578,501
Hartford Stock HLS Fund.................      300,658,544      381,661,029
Hartford U.S. Government Securities HLS
 Fund...................................      551,209,080      523,715,999
Hartford Value HLS Fund.................      150,137,557      105,818,331
Hartford Value Opportunities HLS Fund...       17,983,067        1,471,928
Hartford Equity Income HLS Fund.........        1,687,938           29,931
Huntington Income Equity Fund...........       11,774,080        1,083,776
Huntington VA Dividend Capture Fund.....       12,884,159        1,108,297
Huntington VA Growth Fund...............        7,370,819          547,514
Huntington VA Mid Corp America Fund.....        5,592,484          542,978
Huntington VA New Economy Fund..........        1,749,076          216,933
Huntington VA Rotating Index Fund.......        2,705,381          279,883
Merrill Lynch Global Growth V.I. Fund...           15,495            3,446
Merrill Lynch Large Cap Growth V.I.
 Fund...................................           21,021            8,443
Marsico International Opportunities
 Portfolio..............................        7,067,025        1,589,680
Nations High Yield Bond.................       14,097,174        2,144,936
Nations International Value Portfolio...          158,276        1,603,425
Nations Marsico Focused Equities
 Portfolio..............................        9,885,440       13,197,793
Nations Asset Allocation Portfolio......        2,175,932        1,511,599
Nations Capital Growth Portfolio........        3,257,513        1,904,987
Nations Marsico Growth Portfolio........        4,209,998        9,565,576
Nations Marsico 21st Century
 Portfolio..............................        1,513,245          613,528
Nations Midcap Growth Portfolio.........        8,650,056          777,392
Nations Small Company Portfolio.........        5,159,699        1,134,617
Nations Value Portfolio.................        9,290,917        2,480,963
Jennison 20/20 Focus Portfolio..........          159,776          157,670
Jennison Portfolio......................          217,448          631,089
Prudential Value Portfolio..............          198,823          111,238
SP Jennison International Growth
 Portfolio..............................          514,462          457,145
Smith Barney Government Fund............              161            2,086
Smith Barney Appreciation Fund..........              993           51,184
Smith Barney Cash Portfolio.............            1,718            3,052
UBS Series Trust Tactical Allocation
 Portfolio..............................          949,847        3,951,049
Victory Variable Insurance Diversified
 Stock Fund.............................          338,502          157,109
Victory Variable Insurance Small Company
 Opportunity Fund.......................          197,243           22,016
STI Classic VT Capital Appreciation
 Fund...................................        1,538,385          267,114
STI Classic VT Growth & Income Fund.....        1,272,352           66,364
STI Classic VT Mid-Cap Equity Fund......          371,685           19,132
STI Classic VT Value Income Stock
 Fund...................................        1,387,182          140,255
                                          ---------------  ---------------
                                          $14,060,481,113  $13,309,567,843
                                          ===============  ===============

____________________________________ SA-118 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
American Century VP Capital
 Appreciation Fund.................      4,549,451      4,168,710            380,741
AIM V.I. Capital Appreciation
 Fund..............................        996,767      2,721,971         (1,725,204)
AIM V.I. High Yield Fund...........      1,300,188      2,357,012         (1,056,824)
AIM V.I. Premier Equity Fund.......      1,116,259      6,831,916         (5,715,657)
AllianceBernstein VP Global Bond
 Portfolio.........................        390,335        494,345           (104,010)
AllianceBernstein VP Growth and
 Income Portfolio..................        367,137        539,224           (172,088)
AmSouth Capital Growth Fund........      9,651,508      1,419,940          8,231,568
AmSouth Value Fund.................     10,370,807      9,354,744          1,016,062
AmSouth Select Equity Fund.........     16,563,473      6,101,914         10,461,559
BB&T Capital Appreciation Fund.....      7,795,941        629,497          7,166,444
BB&T Capital Manager Aggressive
 Growth Fund.......................      3,108,748        913,356          2,195,392
BB&T Growth and Income Fund........     16,066,973      4,416,395         11,650,578
BB&T Large Company Growth Fund.....      6,347,797        233,810          6,113,987
Calvert Social Balanced
 Portfolio.........................        149,849        168,911            (19,062)
Evergreen VA Foundation Fund.......      2,217,316      1,936,721            280,595
Evergreen VA Fund..................        391,073        323,048             68,025
Evergreen VA Growth Fund...........      1,889,325      2,364,816           (475,491)
Evergreen VA International Equity
 Fund..............................      1,104,862      2,307,223         (1,202,361)
Evergreen VA Omega Fund............      4,525,754      3,234,379          1,291,375
Evergreen VA Special Values Fund...      2,132,889        292,740          1,840,149
Evergreen VA Special Equity Fund...      2,963,164        716,586          2,246,578
Evergreen VA High Income Fund......         42,026          7,474             34,552
Evergreen VA Growth and Income
 Fund..............................     17,020,767     19,081,104         (2,060,336)
First American International
 Portfolio.........................       --                   48                (48)
First American Large Cap Growth
 Portfolio.........................             89             58                 31
First American Small Cap Growth
 Portfolio.........................          9,634            183              9,451
First American Technology
 Portfolio.........................            274            122                152
Fidelity-Registered Trademark- VIP
 Asset Manager.....................        502,997        373,491            129,506
Fidelity-Registered Trademark- VIP
 Growth............................      1,485,905      1,688,140           (202,234)
Fidelity-Registered Trademark- VIP
 Contrafund........................      1,089,648      1,155,731            (66,083)
Fidelity-Registered Trademark- VIP
 Overseas..........................     16,485,921     16,270,911            215,009
Fifth Third Balanced VIP Fund......        822,231         54,506            767,725
Fifth Third Disciplined Value VIP
 Fund..............................      3,646,268        121,513          3,524,756
Fifth Third Mid Cap VIP Fund.......      3,753,056        163,495          3,589,561
Fifth Third Quality Growth VIP
 Fund..............................      6,505,854        670,054          5,835,801
First Horizon Capital Appreciation
 Portfolio.........................      1,027,859         83,459            944,400
First Horizon Growth & Income
 Portfolio.........................      5,758,286      1,028,957          4,729,328
Hartford Advisers HLS Fund.........    247,120,985    135,201,776        111,919,210
Hartford Bond HLS Fund.............    339,242,689    253,938,633         85,304,056
Hartford Capital Appreciation HLS
 Fund..............................    300,669,055     76,153,245        224,515,810
Hartford Dividend and Growth HLS
 Fund..............................    368,960,078    208,928,339        160,031,739
Hartford Focus HLS Fund............     23,651,426     18,809,067          4,842,359
Hartford Global Advisers HLS
 Fund..............................    111,188,296    106,486,124          4,702,172
Hartford Global Communications HLS
 Fund..............................     11,062,983      3,993,661          7,069,322
Hartford Global Financial Services
 HLS Fund..........................     21,375,520     16,106,756          5,268,764
Hartford Global Health HLS Fund....    124,884,956    108,314,727         16,570,228
Hartford Global Leaders HLS Fund...    487,048,348    470,951,755         16,096,593
Hartford Global Technology HLS
 Fund..............................    227,064,363    191,354,809         35,709,554
Hartford Disciplined Equity HLS
 Fund..............................    303,370,909    256,043,286         47,327,623
Hartford Growth HLS Fund...........     75,229,110     27,289,834         47,939,276

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Hartford Growth Opportunities HLS
 Fund..............................    115,399,036     84,005,755         31,393,281
Hartford High Yield HLS Fund.......    853,560,743    739,695,856        113,864,887
Hartford Index HLS Fund............     63,696,218     34,762,235         28,933,983
Hartford International Capital
 Appreciation HLS Fund.............     94,444,616     75,295,916         19,148,700
Hartford International Small
 Company HLS Fund..................     51,560,945     44,290,200          7,270,744
Hartford International
 Opportunities HLS Fund............    903,962,702    906,134,325         (2,171,623)
Hartford MidCap HLS Fund...........    159,026,604    189,556,309        (30,529,704)
Hartford MidCap Value HLS Fund.....    452,506,131    378,988,441         73,517,691
Hartford Money Market HLS Fund.....  1,965,336,278  2,090,689,768       (125,353,490)
Hartford Mortgage Securities HLS
 Fund..............................     70,314,850     71,426,529         (1,111,680)
Hartford Small Company HLS Fund....    386,844,915    351,010,673         35,834,243
Hartford SmallCap Growth HLS
 Fund..............................    447,682,000    400,117,018         47,564,982
Hartford Stock HLS Fund............    136,549,902     92,632,033         43,917,869
Hartford U.S. Government Securities
 HLS Fund..........................    508,871,403    483,815,823         25,055,579
Hartford Value HLS Fund............    167,469,886    114,430,301         53,039,584
Hartford Value Opportunities HLS
 Fund..............................     18,907,913      1,467,798         17,440,115
Hartford Equity Income HLS Fund....      1,652,431         27,195          1,625,236
Huntington Income Equity Fund......     12,131,425      1,207,123         10,924,302
Huntington VA Dividend Capture
 Fund..............................     11,530,934        886,970         10,643,964
Huntington VA Growth Fund..........      9,933,291        663,778          9,269,513
Huntington VA Mid Corp America
 Fund..............................      5,437,559        502,467          4,935,092
Huntington VA New Economy Fund.....      1,651,016        181,829          1,469,187
Huntington VA Rotating Index
 Fund..............................      2,912,223        257,748          2,654,475
Merrill Lynch Global Growth V.I.
 Fund..............................         22,047          3,703             18,344
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         29,238         11,788             17,451
Marsico International Opportunities
 Portfolio.........................      6,660,409      1,465,299          5,195,110
Nations High Yield Bond............     11,169,365      1,847,429          9,321,935
Nations International Value
 Portfolio.........................         72,217      2,070,071         (1,997,854)
Nations Marsico Focused Equities
 Portfolio.........................      8,734,687     11,098,468         (2,363,781)
Nations Asset Allocation
 Portfolio.........................      2,422,254      1,613,845            808,409
Nations Capital Growth Portfolio...      4,519,432      2,523,316          1,996,116
Nations Marsico Growth Portfolio...      4,008,250      8,292,169         (4,283,919)
Nations Marsico 21st Century
 Portfolio.........................      2,281,112        926,455          1,354,657
Nations Midcap Growth Portfolio....     14,532,808      1,357,329         13,175,479
Nations Small Company Portfolio....      6,324,206      1,398,116          4,926,090
Nations Value Portfolio............     10,787,545      3,098,630          7,688,915
Jennison 20/20 Focus Portfolio.....        130,966        115,203             15,762
Jennison Portfolio.................        278,155      1,118,158           (840,003)
Prudential Value Portfolio.........        257,193        144,294            112,899
SP Jennison International Growth
 Portfolio.........................        690,561        554,048            136,513
Smith Barney Government Fund.......       --                  629               (629)
Smith Barney Appreciation Fund.....       --                5,104             (5,104)
Smith Barney Cash Portfolio........       --                   75                (75)
UBS Series Trust Tactical
 Allocation Portfolio..............      1,358,138      4,869,461         (3,511,323)
Victory Variable Insurance
 Diversified Stock Fund............         45,274         19,410             25,864
Victory Variable Insurance Small
 Company Opportunity Fund..........         23,093          2,158             20,936
STI Classic VT Capital Appreciation
 Fund..............................      1,458,331        262,024          1,196,307
STI Classic VT Growth & Income
 Fund..............................      1,125,502         52,399          1,073,104
STI Classic VT Mid-Cap Equity
 Fund..............................        332,960         14,843            318,117
STI Classic VT Value Income Stock
 Fund..............................      1,235,733        121,360          1,114,373

____________________________________ SA-120 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
American Century VP Capital
 Appreciation Fund.................        715,827      1,361,598           (645,771)
AIM V.I. Capital Appreciation
 Fund..............................        891,849      4,392,065         (3,500,216)
AIM V.I. High Yield Fund...........      1,811,015      3,261,337         (1,450,322)
AIM V.I. Premier Equity Fund.......      3,080,550     12,960,564         (9,880,014)
AllianceBernstein VP Global Bond
 Portfolio.........................        968,538        474,124            494,414
AllianceBernstein VP Growth and
 Income Portfolio..................        962,772      1,045,293            (82,521)
Armada Advantage Equity Growth
 Fund..............................        589,024        422,440            166,584
Armada Advantage International
 Equity Fund.......................        401,474        457,394            (55,920)
Armada Advantage Mid Cap Growth
 Fund..............................        632,974        473,915            159,059
AmSouth Capital Growth Fund........      4,744,484      1,874,387          2,870,097
AmSouth Value Fund.................      7,027,395     25,069,170        (18,041,775)
AmSouth Select Equity Fund.........     23,193,133     11,235,944         11,957,189
BB&T Capital Appreciation Fund.....      1,962,737        187,117          1,775,620
BB&T Capital Manager Aggressive
 Growth Fund.......................      2,296,334      1,043,323          1,253,011
BB&T Growth and Income Fund........     12,495,628     10,482,526          2,013,102
BB&T Large Company Growth Fund.....      1,755,100        233,249          1,521,851
Calvert Social Balanced
 Portfolio.........................        133,479        435,403           (301,924)
Evergreen VA Capital Growth Fund...      1,696,814      4,738,144         (3,041,330)
Evergreen VA Foundation Fund.......      1,703,049      4,714,249         (3,011,200)
Evergreen VA Fund..................        744,707      1,392,938           (648,231)
Evergreen VA Growth Fund...........        722,853      2,999,911         (2,277,058)
Evergreen VA International Growth
 Fund..............................        972,613      3,540,834         (2,568,221)
Evergreen VA Omega Fund............      2,925,074      5,744,861         (2,819,787)
Evergreen VA Small Cap Value
 Fund..............................      1,424,335        439,567            984,768
Evergreen VA Special Equity Fund...        213,636        272,568            (58,932)
Evergreen VA High Income Fund......        254,870        339,745            (84,875)
First American Large Cap Growth
 Portfolio.........................            242       --                      242
First American Technology
 Portfolio.........................            726       --                      726
Fidelity-Registered Trademark- VIP
 Asset Manager.....................        468,807        708,356           (239,549)
Fidelity-Registered Trademark- VIP
 Growth............................      2,155,051      3,983,910         (1,828,859)
Fidelity-Registered Trademark- VIP
 Contrafund........................      1,346,135      2,529,055         (1,182,920)
Fidelity-Registered Trademark- VIP
 Overseas..........................        773,283        912,036           (138,753)
Fifth Third Balanced VIP Fund......        172,163            356            171,807
Fifth Third Disciplined Value VIP
 Fund..............................        220,791            415            220,376
Fifth Third Mid Cap VIP Fund.......        231,880            161            231,719
Fifth Third Quality Growth VIP
 Fund..............................      4,777,171        442,085          4,335,086
First Horizon Capital Appreciation
 Portfolio.........................        545,758        124,585            421,173
First Horizon Growth & Income
 Portfolio.........................      4,188,525        545,559          3,642,966
Hartford Advisers HLS Fund.........    167,137,099    310,380,594       (143,243,495)
Hartford Bond HLS Fund.............    237,387,370    179,621,215         57,766,155
Hartford Capital Appreciation HLS
 Fund..............................    148,507,800    149,058,131           (550,331)
Hartford Dividend and Growth HLS
 Fund..............................    255,490,080    221,609,299         33,880,781
Hartford Focus HLS Fund............     12,125,806      7,343,325          4,782,481
Hartford Global Advisers HLS
 Fund..............................     37,077,367     44,084,806         (7,007,439)
Hartford Global Communications HLS
 Fund..............................      4,353,295      2,212,709          2,140,586
Hartford Global Financial Services
 HLS Fund..........................      5,238,268      2,277,942          2,960,326
Hartford Global Health HLS Fund....    125,221,675    124,306,398            915,277
Hartford Global Leaders HLS Fund...    436,085,276    443,698,653         (7,613,377)
Hartford Global Technology HLS
 Fund..............................    126,432,452    134,143,794         (7,711,342)
Hartford Growth and Income HLS
 Fund..............................    152,979,924    144,115,267          8,864,657
Hartford Growth HLS Fund...........      7,041,318      1,214,348          5,826,970
Hartford Growth Opportunities HLS
 Fund..............................      4,428,620        630,725          3,797,895

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Hartford High Yield HLS Fund.......    309,224,054    281,762,514         27,461,540
Hartford Index HLS Fund............     41,206,367     55,468,564        (14,262,197)
Hartford International Capital
 Appreciation HLS Fund.............     36,500,672     29,828,372          6,672,300
Hartford International Small
 Company HLS Fund..................     17,075,182     10,613,914          6,461,268
Hartford International
 Opportunities HLS Fund............  1,963,107,597  2,008,897,358        (45,789,761)
Hartford MidCap HLS Fund...........    156,085,272    210,955,881        (54,870,609)
Hartford MidCap Value HLS Fund.....    389,524,379    283,483,012        106,041,367
Hartford Money Market HLS Fund.....  2,642,713,631  2,616,232,857         26,480,774
Hartford Mortgage Securities HLS
 Fund..............................     98,944,330     52,460,630         46,483,700
Hartford Small Company HLS Fund....    244,915,079    249,639,383         (4,724,304)
Hartford SmallCap Growth HLS
 Fund..............................    156,486,397    147,967,121          8,519,276
Hartford Stock HLS Fund............     88,563,825    151,567,595        (63,003,770)
Hartford U.S. Government Securities
 HLS Fund..........................    228,055,329     56,820,909        171,234,420
Hartford Value HLS Fund............     32,963,485     11,868,612         21,094,873
Hartford Value Opportunities HLS
 Fund..............................      3,567,350        600,714          2,966,636
Huntington Income Equity Fund......      6,052,659        923,364          5,129,295
Huntington VA Dividend Capture
 Fund..............................      3,386,785        198,360          3,188,425
Huntington VA Growth Fund..........      4,895,419        240,632          4,654,787
Huntington VA Mid Corp America
 Fund..............................      3,235,711        186,564          3,049,147
Huntington VA New Economy Fund.....        770,143        101,487            668,656
Huntington VA Rotating Index
 Fund..............................        940,236         92,845            847,391
Merrill Lynch Global Growth V.I.
 Fund..............................         34,933          1,353             33,580
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         32,094         11,774             20,320
Marsico International Opportunities
 Portfolio.........................      2,543,595      2,053,374            490,221
Nations High Yield Bond............      6,635,457      2,310,986          4,324,471
Nations International Value
 Portfolio.........................      5,593,808      3,114,116          2,479,692
Nations Marsico Focused Equities
 Portfolio.........................      7,913,674     19,754,239        (11,840,565)
Nations Asset Allocation
 Portfolio.........................      2,237,971      2,857,690           (619,719)
Nations Capital Growth Portfolio...      1,784,838      4,186,459         (2,401,621)
Nations Marsico Growth Portfolio...      4,773,527     13,770,048         (8,996,521)
Nations Marsico 21st Century
 Portfolio.........................      2,527,983      3,018,165           (490,182)
Nations Midcap Growth Portfolio....      7,180,389      1,423,714          5,756,675
Nations Small Company Portfolio....      5,118,412      2,156,984          2,961,428
Nations Value Portfolio............      7,766,403      4,148,134          3,618,269
Jennison 20/20 Focus Portfolio.....        200,941        101,589             99,352
Prudential Jennison Growth.........        699,006      1,052,839           (353,833)
Prudential Value Portfolio.........        320,957         19,827            301,130
SP Jennison International Growth
 Portfolio.........................         32,768          7,024             25,744
Smith Barney Government Fund.......       --                  689               (689)
Smith Barney Appreciation Fund.....       --                  228               (228)
Smith Barney Cash Portfolio........       --               25,362            (25,362)
UBS Tactical Allocation
 Portfolio.........................      4,611,239     12,854,239         (8,243,000)
Victory Variable Insurance
 Diversified Stock Fund............        126,110         38,357             87,753
Victory Variable Insurance Small
 Company Opportunity Fund..........         21,086          1,697             19,389
STI Classic VT Capital Appreciation
 Fund..............................        222,116            386            221,730
STI Classic VT Growth & Income
 Fund..............................        211,393            221            211,172
STI Classic VT Mid-Cap Equity
 Fund..............................        164,859            224            164,635
STI Classic VT Value Income Stock
 Fund..............................        229,490            698            228,792

____________________________________ SA-122 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had issued or outstanding during the reporting period.

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2003  Lowest contract charges          452,502  $ 1.118606  $      506,172   0.73%       --            19.64%
        Highest contract charges       2,616,752    1.084906       2,838,930   1.25%       --            18.98%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges          109,764    0.935019         102,631   0.71%       --           (21.75)%
        Highest contract charges       2,578,750    0.911849       2,351,431   1.25%       --           (22.18)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          410,755    1.194927         490,822   0.69%       --           (28.57)%
        Highest contract charges       2,923,529    1.171752       3,425,651   1.24%       --           (28.96)%
        Remaining contract
        charges                         --            --            --         --          --            --
AIM V.I. CAPITAL APPRECIATION FUND
  2003  Lowest contract charges        7,270,716    0.920414       6,692,069   1.25%       --            27.91%
        Highest contract charges         188,162    0.906368         170,544   1.74%       --            27.27%
        Remaining contract
        charges                        2,174,323      --           1,983,986   --          --            --
  2002  Lowest contract charges        9,360,063    0.719565       6,735,174   1.26%       --           (25.30)%
        Highest contract charges          88,089    0.712140          62,732   1.17%       --           (20.48)%
        Remaining contract
        charges                        1,910,251      --           1,366,912   --          --            --
  2001  Lowest contract charges       12,461,155    0.963222      12,002,858   1.24%       --           (24.24)%
        Highest contract charges         196,247    0.957596         187,925   1.43%       --           (28.88)%
        Remaining contract
        charges                        2,201,218      --           2,112,044   --          --            --
AIM V.I. HIGH YIELD FUND
  2003  Lowest contract charges        5,861,434    0.871738       5,109,635   1.25%          6.95%      26.45%
        Highest contract charges          12,513    0.856094          10,712   1.27%         30.96%      13.61%
        Remaining contract
        charges                        1,522,069      --           1,315,136   --          --            --
  2002  Lowest contract charges        6,972,227    0.689391       4,806,590   1.25%       --            (7.01)%
        Highest contract charges          53,422    0.682312          36,450   1.11%       --            (6.59)%
        Remaining contract
        charges                        1,427,191      --             978,321   --          --            --
  2001  Lowest contract charges        8,484,655    0.741345       6,290,057   1.24%          9.96%      (6.18)%
        Highest contract charges         106,205    0.737050          78,278   1.42%         29.30%     (13.71)%
        Remaining contract
        charges                        1,312,302      --             969,209   --          --            --
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges       22,010,952    0.830127      18,271,885   1.25%          0.29%      23.53%
        Highest contract charges         120,573    0.817486          98,567   1.73%          0.56%      22.91%
        Remaining contract
        charges                        5,225,004      --           4,306,057   --          --            --
  2002  Lowest contract charges       27,105,865    0.672012      18,215,467   1.26%          0.29%     (31.13)%
        Highest contract charges         302,972    0.665765         201,708   1.60%          0.30%     (31.37)%
        Remaining contract
        charges                        5,663,349      --           3,786,116   --          --            --
  2001  Lowest contract charges       35,646,542    0.975718      34,780,973   1.23%          0.12%     (13.65)%
        Highest contract charges         302,889    0.970041         293,815   1.43%          0.27%     (18.10)%
        Remaining contract
        charges                        7,002,767      --           6,807,704   --          --            --

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
ALLIANCE BERNSTEIN VPS GLOBAL BOND PORTFOLIO
  2003  Lowest contract charges              360  $ 1.205094  $          434   0.68%       --             7.91%
        Highest contract charges           9,291    1.177112          10,937   1.85%          5.12%      11.01%
        Remaining contract
        charges                        1,156,529      --           1,384,065   --          --            --
  2002  Lowest contract charges        1,057,195    1.078367       1,140,044   1.25%          0.78%      15.14%
        Highest contract charges           4,955    1.060382           5,254   1.82%       --            14.46%
        Remaining contract
        charges                          208,041      --             217,114   --          --            --
  2001  Lowest contract charges          710,781    0.936542         665,676   1.24%          3.86%      (6.24)%
        Highest contract charges          44,166    0.905750          40,004   1.49%          4.15%      (6.47)%
        Remaining contract
        charges                           20,830      --              19,431   --          --            --
ALLIANCE BERNSTEIN VPS GROWTH AND INCOME
 PORTFOLIO
  2003  Lowest contract charges            9,774    1.088789          10,642   0.77%       --            23.18%
        Highest contract charges         165,416    0.956562         158,231   1.59%          0.87%      30.09%
        Remaining contract
        charges                        2,991,687      --           3,243,992   --          --            --
  2002  Lowest contract charges        3,250,351    0.833485       2,709,119   1.25%          0.55%     (23.23)%
        Highest contract charges          14,828    0.735319          10,903   1.32%       --           (23.50)%
        Remaining contract
        charges                           73,785      --              56,966   --          --            --
  2001  Lowest contract charges        3,346,863    1.085712       3,633,729   1.24%          1.03%      (1.26)%
        Highest contract charges          42,807    1.000425          42,825   1.48%          0.95%      (1.51)%
        Remaining contract
        charges                           31,816      --              34,406   --          --            --
AMSOUTH CAPITAL GROWTH FUND
  2003  Lowest contract charges          120,040    0.807308          96,909   0.75%       --            18.57%
        Highest contract charges         172,779    0.791074         136,681   2.12%       --            23.26%
        Remaining contract
        charges                       12,713,807      --          10,175,941   --          --            --
  2002  Lowest contract charges        2,199,019    0.648668       1,426,433   1.25%       --           (26.81)%
        Highest contract charges          27,760    0.641798          17,816   0.84%       --            (4.62)%
        Remaining contract
        charges                        2,548,279      --           1,645,108   --          --            --
  2001  Lowest contract charges        1,166,706    0.886288       1,034,038   0.81%       --           (11.37)%
        Highest contract charges         153,681    0.883028         135,705   1.16%       --           (11.70)%
        Remaining contract
        charges                          584,572      --             517,305   --          --            --
AMSOUTH VALUE FUND
  2003  Lowest contract charges           10,635    1.231594          13,099   0.76%          0.68%      20.70%
        Highest contract charges         259,183    0.816772         211,694   2.13%          0.87%      19.29%
        Remaining contract
        charges                       52,423,081      --          56,242,779   --          --            --
  2002  Lowest contract charges       35,028,298    1.022520      35,817,136   1.25%          1.15%     (14.14)%
        Highest contract charges             252    0.684699             173   1.13%          0.42%       0.72%
        Remaining contract
        charges                       16,648,289      --          12,541,176   --          --            --
  2001  Lowest contract charges       50,143,877    1.190885      59,715,591   1.24%          1.44%     (12.10)%
        Highest contract charges         504,359    0.803027         405,014   1.61%          1.14%     (15.51)%
        Remaining contract
        charges                       19,070,380      --          17,347,983   --          --            --

____________________________________ SA-124 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
AMSOUTH SELECT EQUITY FUND
  2003  Lowest contract charges          227,217  $ 1.130642  $      256,901   0.76%          0.88%      23.65%
        Highest contract charges         207,543    1.385975         287,649   2.13%          0.69%      23.56%
        Remaining contract
        charges                       40,697,599      --          51,058,996   --          --            --
  2002  Lowest contract charges       21,640,834    0.906248      19,611,963   1.25%          0.69%      (9.57)%
        Highest contract charges          27,378    1.121691          30,710   0.87%          1.32%      (2.00)%
        Remaining contract
        charges                        9,002,587      --           9,864,041   --          --            --
  2001  Lowest contract charges       15,532,265    1.002159      15,565,799   1.22%          0.50%       6.91%
        Highest contract charges          94,977    1.249086         118,634   1.62%          0.49%      11.57%
        Remaining contract
        charges                        3,086,370      --           3,700,211   --          --            --
BB & T CAPITAL APPRECIATION FUND
  2003  Lowest contract charges          801,388    1.137892         911,893   0.76%       --            32.58%
        Highest contract charges          21,337    1.122780          23,957   1.94%       --            33.93%
        Remaining contract
        charges                        8,134,861      --           9,218,334   --          --            --
  2002  Lowest contract charges        1,127,646    0.843117         950,737   1.24%       --           (21.00)%
        Highest contract charges           2,989    0.838321           2,506   0.81%       --            (8.51)%
        Remaining contract
        charges                          660,508      --             554,806   --          --            --
  2001  Lowest contract charges           15,524    1.067183          16,567   0.25%       --             6.72%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
BB & T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
  2003  Lowest contract charges          530,957    0.878589         466,493   0.76%          0.69%      21.80%
        Highest contract charges           4,201    1.244014           5,225   1.99%          0.42%      22.99%
        Remaining contract
        charges                        5,520,134      --           4,833,313   --          --            --
  2002  Lowest contract charges        2,697,569    0.708537       1,911,327   1.25%          0.16%     (22.26)%
        Highest contract charges           1,373    1.011459           1,389   0.54%          0.50%       1.15%
        Remaining contract
        charges                        1,160,958      --             818,342   --          --            --
  2001  Lowest contract charges        1,824,567    0.911406       1,662,921   0.81%          0.16%      (8.86)%
        Highest contract charges         385,192    0.909273         350,245   1.03%          0.15%      (9.07)%
        Remaining contract
        charges                          397,129      --             361,464   --          --            --
BB & T GROWTH AND INCOME FUND
  2003  Lowest contract charges          687,732    1.299239         893,528   0.76%          1.71%      20.31%
        Highest contract charges           5,176    1.258714           6,515   1.33%          2.12%      19.58%
        Remaining contract
        charges                       52,182,243      --          67,551,187   --          --            --
  2002  Lowest contract charges       36,695,691    1.063489      39,025,463   1.25%          1.56%     (20.64)%
        Highest contract charges             903    1.039115             938   0.55%          1.56%       3.91%
        Remaining contract
        charges                        4,527,981      --           4,781,911   --          --            --
  2001  Lowest contract charges       36,387,731    1.340141      48,764,690   1.23%          1.44%      (1.09)%
        Highest contract charges         427,020    1.332333         568,932   1.43%          1.55%      (1.77)%
        Remaining contract
        charges                        2,396,723      --           3,202,165   --          --            --

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
BB & T LARGE COMPANY GROWTH FUND
  2003  Lowest contract charges          456,061  $ 0.938343  $      427,942   0.76%       --            21.09%
        Highest contract charges           1,950    0.925870           1,805   1.92%       --            25.55%
        Remaining contract
        charges                        7,220,347      --           6,747,330   --          --            --
  2002  Lowest contract charges        1,203,969    0.741673         892,951   1.24%       --           (31.34)%
        Highest contract charges           5,032    0.737908           3,713   0.71%       --            (4.92)%
        Remaining contract
        charges                          355,370      --             262,551   --          --            --
  2001  Lowest contract charges           31,189    1.080153          33,689   0.25%       --             8.02%
        Highest contract charges          11,333    1.079811          12,237   0.23%       --             7.98%
        Remaining contract
        charges                         --            --            --         --          --            --
CALVERT SOCIAL BALANCED PORTFOLIO
  2003  Lowest contract charges           45,254    2.825967         127,885   0.70%          1.90%      18.49%
        Highest contract charges       1,217,658    2.741041       3,337,648   1.25%          1.95%      17.84%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           50,131    2.385028         119,565   0.71%          0.93%     (12.76)%
        Highest contract charges       1,231,841    2.326095       2,865,380   1.25%          2.55%     (13.24)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          195,446    2.733950         534,341   0.69%          3.78%      (7.59)%
        Highest contract charges       1,388,450    2.681111       3,722,588   1.23%          3.63%      (8.10)%
        Remaining contract
        charges                         --            --            --         --          --            --
EVERGREEN VA FOUNDATION FUND
  2003  Lowest contract charges           61,542    0.888991          54,710   0.75%          7.91%      11.86%
        Highest contract charges           6,322    0.861982           5,449   2.12%          3.76%      13.32%
        Remaining contract
        charges                        8,280,897      --           7,130,324   --          --            --
  2002  Lowest contract charges        1,731,127    0.776983       1,345,056   1.25%          2.15%     (10.79)%
        Highest contract charges           6,071    0.761811           4,625   1.71%         11.45%     (11.28)%
        Remaining contract
        charges                        6,330,968      --           4,716,173   --          --            --
  2001  Lowest contract charges        1,878,958    0.870926       1,636,433   1.22%          2.84%      (9.70)%
        Highest contract charges         230,050    0.860215         197,893   1.57%          2.58%     (10.02)%
        Remaining contract
        charges                        1,148,610      --             994,772   --          --            --
EVERGREEN VA FUND
  2003  Lowest contract charges          102,515    0.651337          66,772   0.77%       --            21.61%
        Highest contract charges           8,237    0.640850           5,279   1.91%       --            24.99%
        Remaining contract
        charges                        2,407,172      --           1,567,576   --          --            --
  2002  Lowest contract charges        2,090,080    0.517151       1,080,887   1.25%          0.14%     (24.69)%
        Highest contract charges          18,568    0.513497           9,535   1.62%          0.24%     (24.95)%
        Remaining contract
        charges                          341,250      --             175,820   --          --            --
EVERGREEN VA GROWTH FUND
  2003  Lowest contract charges           21,150    1.110137          23,479   0.74%       --            31.87%
        Highest contract charges         429,079    0.791692         339,698   1.92%       --            36.31%
        Remaining contract
        charges                       10,178,057      --          10,622,946   --          --            --
  2002  Lowest contract charges        9,652,623    0.808212       7,801,366   1.25%       --           (27.82)%
        Highest contract charges          55,732    0.579420          32,292   1.73%       --           (28.21)%
        Remaining contract
        charges                        1,395,423      --             840,128   --          --            --
  2001  Lowest contract charges       12,015,801    1.119662      13,453,636   1.24%       --            (7.84)%
        Highest contract charges          10,280    0.809335           8,320   1.26%       --            (9.98)%
        Remaining contract
        charges                        1,355,213      --           1,132,579   --          --            --

____________________________________ SA-126 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges           13,712  $ 1.225041  $       16,797   0.75%          2.52%      30.49%
        Highest contract charges          34,086    0.744937          25,392   2.13%          1.39%      28.54%
        Remaining contract
        charges                       13,288,081      --          15,363,489   --          --            --
  2002  Lowest contract charges       12,391,367    0.943918      11,696,434   1.25%          1.35%     (11.58)%
        Highest contract charges          65,594    0.580403          38,071   1.80%          1.78%     (12.07)%
        Remaining contract
        charges                        2,081,281      --           1,429,974   --          --            --
  2001  Lowest contract charges      150,166,679    1.067563      16,031,251   1.24%          0.92%     (18.90)%
        Highest contract charges          47,346    0.660048          31,251   1.64%          1.04%     (19.18)%
        Remaining contract
        charges                        2,042,436      --           1,662,405   --          --            --
EVERGREEN VA OMEGA FUND
  2003  Lowest contract charges           38,049    0.750388          28,552   0.73%       --            30.27%
        Highest contract charges          40,045    0.574241          22,996   1.40%       --            29.44%
        Remaining contract
        charges                       14,551,351      --           9,849,752   --          --            --
  2002  Lowest contract charges        8,143,614    0.542221       4,415,639   1.26%       --           (26.31)%
        Highest contract charges         173,608    0.419453          72,820   1.80%       --           (26.71)%
        Remaining contract
        charges                        5,020,847      --           2,225,791   --          --            --
  2001  Lowest contract charges       10,424,815    0.735796       7,670,537   1.23%       --           (15.85)%
        Highest contract charges         105,896    0.572332          60,608   1.63%       --           (18.17)%
        Remaining contract
        charges                        5,636,960      --           3,463,264   --          --            --
EVERGREEN VA SPECIAL VALUES FUND
  2003  Lowest contract charges           63,835    1.375251          87,790   0.74%          0.54%      33.28%
        Highest contract charges          14,316    1.050919          15,045   2.15%          0.12%      26.76%
        Remaining contract
        charges                        3,369,285      --           4,428,913   --          --            --
  2002  Lowest contract charges          882,495    1.074467         948,211   1.25%          0.48%     (15.03)%
        Highest contract charges          12,879    0.829049          10,677   0.87%          0.37%      (4.93)%
        Remaining contract
        charges                          711,915      --             711,308   --          --            --
EVERGREEN VA SPECIAL EQUITY FUND
  2003  Lowest contract charges           78,071    0.872002          68,078   0.75%       --            41.44%
        Highest contract charges         651,618    0.750757         489,207   1.92%       --            49.04%
        Remaining contract
        charges                        2,328,409      --           1,843,570   --          --            --
  2002  Lowest contract charges          553,490    0.580614         321,364   1.26%       --           (28.08)%
        Highest contract charges           8,617    0.504460           4,347   1.60%       --           (28.34)%
        Remaining contract
        charges                          249,412      --             132,049   --          --            --
  2001  Lowest contract charges          609,028    0.807353         491,701   1.24%       --            (9.25)%
        Highest contract charges           4,523    0.703921           3,184   1.57%       --            (9.57)%
        Remaining contract
        charges                          253,600      --             190,281   --          --            --
EVERGREEN VA HIGH INCOME FUND
  2003  Lowest contract charges          160,699    1.197761         192,479   1.25%         14.40%      16.83%
        Highest contract charges           4,840    1.185150           5,737   1.60%         12.03%      16.43%
        Remaining contract
        charges                           23,624      --              28,132   --          --            --
  2002  Lowest contract charges          130,448    1.025185         133,733   0.20%          3.10%       3.87%
        Highest contract charges           4,841    1.017949           4,927   0.26%          3.10%       3.81%
        Remaining contract
        charges                           19,323      --              19,734   --          --            --

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
EVERGREEN VA GROWTH AND INCOME FUND
  2003  Lowest contract charges           42,605  $ 1.058254  $       45,087   0.10%          0.74%       5.83%
        Highest contract charges          49,017    1.057417          51,832   0.18%          0.67%       5.74%
        Remaining contract
        charges                       15,645,979      --          16,555,037   --          --            --
  2001  Lowest contract charges       18,379,730    1.129941      20,768,011   1.24%          0.56%     (14.04)%
        Highest contract charges           3,152    1.126850           3,552   1.62%       --           (15.26)%
        Remaining contract
        charges                        2,456,384      --           2,776,219   --          --            --
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  2003  Lowest contract charges            4,274    0.648952           2,773   1.25%          1.29%      35.84%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            4,321    0.477746           2,064   1.26%          1.26%     (19.50)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            4,321    0.593483           2,565   1.23%       --           (26.03)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  2003  Lowest contract charges            5,369    0.465209           2,498   1.25%          0.17%      21.74%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            5,339    0.382136           2,040   1.25%          0.21%     (30.53)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            5,096    0.550037           2,803   1.19%       --           (31.54)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  2003  Lowest contract charges            9,451    1.224963          11,577   1.21%       --            60.72%
        Highest contract charges          22,346    1.219529          27,252   1.45%       --            60.39%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           22,346    0.760336          16,991   1.45%       --           (30.95)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           22,346    1.101128          24,606   0.14%       --            10.11%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  2003  Lowest contract charges           11,738    0.223737           2,626   1.25%       --            51.79%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           11,587    0.147397           1,707   1.26%       --           (42.86)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           10,861    0.257951           2,802   1.20%       --           (52.25)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --

____________________________________ SA-128 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
FIDELITY-REGISTERED TRADEMARK- VIP ASSET MANAGER
  2003  Lowest contract charges           58,807  $ 1.777621  $      104,536   0.70%          4.01%      17.15%
        Highest contract charges       2,916,955    1.724182       5,029,361   1.25%          3.43%      16.51%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           69,479    1.517357         105,425   0.70%          4.63%      (9.37)%
        Highest contract charges       2,776,777    1.479850       4,109,212   1.25%          3.99%      (9.86)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          134,482    1.674142         225,143   0.69%          4.16%      (4.76)%
        Highest contract charges       2,951,323    1.641767       4,845,384   1.23%          4.10%      (5.28)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
  2003  Lowest contract charges          209,095    1.849578         386,737   0.70%          0.29%      31.92%
        Highest contract charges      10,887,746    1.794209      19,534,893   1.25%          0.27%      31.20%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges          242,339    1.402016         339,763   0.70%          0.31%     (30.59)%
        Highest contract charges      11,056,737    1.367536      15,120,486   1.25%          0.27%     (30.98)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          885,482    2.020001       1,788,674   0.69%          0.08%     (18.22)%
        Highest contract charges      12,242,454    1.981220      24,254,994   1.24%          0.08%     (18.67)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND
  2003  Lowest contract charges          112,266    2.378268         266,998   0.70%          0.47%      27.57%
        Highest contract charges       8,645,200    2.306999      19,944,467   1.25%          0.46%      26.87%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges          124,044    1.864310         231,256   0.70%          1.08%      (9.98)%
        Highest contract charges       8,699,505    1.818406      15,819,231   1.25%          0.84%     (10.48)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          645,961    2.071039       1,337,811   0.69%          0.73%     (12.86)%
        Highest contract charges       9,360,508    2.031198      19,013,045   1.23%          0.79%     (13.34)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
  2003  Lowest contract charges           36,811    1.422660          52,369   0.70%          0.40%      42.37%
        Highest contract charges       2,935,213    1.379823       4,050,074   1.25%          0.78%      41.59%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           60,516    0.999280          60,473   0.70%          0.94%     (20.84)%
        Highest contract charges       2,696,498    0.974520       2,627,791   1.25%          0.78%     (21.27)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges          192,391    1.262286         242,853   0.69%          5.44%     (21.72)%
        Highest contract charges       2,703,376    1.237827       3,346,312   1.24%          5.35%     (22.15)%
        Remaining contract
        charges                         --            --            --         --          --            --
FIFTH THIRD BALANCED VIP FUND
  2003  Lowest contract charges           90,705    1.180690         107,095   0.75%          1.09%      10.91%
        Highest contract charges          56,455    1.168060          65,943   1.95%          1.00%      11.84%
        Remaining contract
        charges                          792,372      --             931,076   --          --            --
  2002  Lowest contract charges           14,188    1.047633          14,864   0.57%          1.15%       4.76%
        Highest contract charges          48,553    1.044406          50,709   0.73%          2.05%      (0.93)%
        Remaining contract
        charges                          109,067      --             114,077   --          --            --

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
FIFTH THIRD DISCIPLINED VALUE VIP FUND
  2003  Lowest contract charges          366,989  $ 1.355563  $      497,477   0.76%          1.30%      28.75%
        Highest contract charges          37,916    1.341080          50,849   1.94%          1.43%      30.69%
        Remaining contract
        charges                        3,340,228      --           4,508,241   --          --            --
  2002  Lowest contract charges           19,883    1.029292          20,466   0.57%          1.59%       2.93%
        Highest contract charges          17,185    1.026122          17,634   0.73%          3.91%      (4.66)%
        Remaining contract
        charges                          183,308      --             188,375   --          --            --
FIFTH THIRD MID CAP VIP FUND
  2003  Lowest contract charges          339,338    1.399565         474,926   0.76%       --            33.22%
        Highest contract charges          17,792    1.384586          24,634   1.93%       --            33.04%
        Remaining contract
        charges                        3,464,150      --           4,826,732   --          --            --
  2002  Lowest contract charges           22,892    1.043942          23,898   0.57%       --             4.39%
        Highest contract charges           1,711    1.040716           1,780   0.63%       --            (5.24)%
        Remaining contract
        charges                          207,118      --             215,882   --          --            --
FIFTH THIRD QUALITY GROWTH VIP FUND
  2003  Lowest contract charges          563,852    0.723325         407,849   0.76%       --            22.62%
        Highest contract charges          49,256    0.711938          35,067   1.94%       --            28.10%
        Remaining contract
        charges                       10,210,819      --           7,344,613   --          --            --
  2002  Lowest contract charges        3,556,748    0.560334       1,992,967   1.24%       --           (30.89)%
        Highest contract charges          11,655    0.555759           6,477   0.68%       --            (5.86)%
        Remaining contract
        charges                        1,419,724      --             791,291   --          --            --
  2001  Lowest contract charges          481,686    0.810844         390,572   1.04%       --           (18.92)%
        Highest contract charges           3,787    0.808237           3,061   1.33%       --           (19.18)%
        Remaining contract
        charges                          167,568      --             135,640   --          --            --
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
  2003  Lowest contract charges           47,852    1.251738          59,898   0.74%       --            32.38%
        Highest contract charges          58,027    1.237261          71,795   1.66%       --            39.74%
        Remaining contract
        charges                        1,289,483      --           1,607,532   --          --            --
  2002  Lowest contract charges          389,865    0.890244         347,075   1.24%       --           (19.64)%
        Highest contract charges           4,150    0.885575           3,675   0.73%       --             3.47%
        Remaining contract
        charges                           56,947      --              50,559   --          --            --
  2001  Lowest contract charges           23,338    1.107753          25,853   0.37%       --            10.78%
        Highest contract charges           2,024    1.107037           2,241   0.41%       --            10.70%
        Remaining contract
        charges                            4,427      --               4,901   --          --            --
FIRST HORIZON GROWTH & INCOME PORTFOLIO
  2003  Lowest contract charges          426,863    0.951769         406,275   0.76%          0.53%      17.32%
        Highest contract charges         175,579    0.940757         165,177   1.76%          0.59%      26.30%
        Remaining contract
        charges                        8,732,872      --           8,272,130   --          --            --
  2002  Lowest contract charges        3,196,018    0.748922       2,393,568   1.24%          0.40%     (27.03)%
        Highest contract charges           6,685    0.744835           4,979   0.73%          0.58%      (2.54)%
        Remaining contract
        charges                        1,403,282      --           1,047,395   --          --            --
  2001  Lowest contract charges          475,983    1.026320         488,511   0.37%          0.14%       2.63%
        Highest contract charges         261,945    1.025653         268,665   0.44%          0.12%       2.57%
        Remaining contract
        charges                          225,090      --             230,902   --          --            --

____________________________________ SA-130 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges          432,123  $ 8.005787  $    3,459,483   0.15%          2.44%      18.31%
        Highest contract charges           9,155    1.009434           9,241   2.18%          3.29%      15.92%
        Remaining contract
        charges                    1,225,639,603      --       3,885,944,628   --          --            --
  2002  Lowest contract charges          442,538    6.766568       2,994,464   0.15%          2.90%     (13.92)%
        Highest contract charges          88,665    0.793553          70,360   0.89%          3.11%      (1.90)%
        Remaining contract
        charges                    1,113,630,465      --       3,419,913,732   --          --            --
  2001  Lowest contract charges          500,980    7.860864       3,938,139   0.15%          2.82%      (4.78)%
        Highest contract charges         205,593    1.030542         211,872   1.64%          4.37%      (7.50)%
        Remaining contract
        charges                    1,256,698,591      --       4,697,962,617   --          --            --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges          313,505    6.728784       2,109,510   0.15%          4.27%       7.68%
        Highest contract charges          12,784    1.330849          17,014   2.17%          6.01%       5.50%
        Remaining contract
        charges                      438,451,434      --         992,365,836   --          --            --
  2002  Lowest contract charges          430,602    6.248638       2,690,678   0.15%          4.17%       9.92%
        Highest contract charges          90,748    1.250447         113,475   0.87%       --             6.08%
        Remaining contract
        charges                      352,952,321      --         846,221,548   --          --            --
  2001  Lowest contract charges          332,773    5.684812       1,891,754   0.15%          4.79%       8.52%
        Highest contract charges          22,700    1.169037          26,537   0.85%       --             5.26%
        Remaining contract
        charges                      295,352,042      --         689,721,524   --          --            --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges          652,234   17.365115      11,326,120   0.15%          0.63%      42.16%
        Highest contract charges          21,791    1.488245          32,431   2.18%          0.85%      39.28%
        Remaining contract
        charges                      734,402,033      --       3,227,130,440   --          --            --
  2002  Lowest contract charges          650,747   12.214884       7,948,797   0.15%          0.60%     (19.82)%
        Highest contract charges         159,354    0.681967         108,674   0.87%          1.98%       1.74%
        Remaining contract
        charges                      509,750,151      --       2,145,613,186   --          --            --
  2001  Lowest contract charges          703,892   15.234336      10,723,332   0.15%          0.62%      (7.08)%
        Highest contract charges          82,074    1.357485         111,414   1.66%          1.14%     (13.30)%
        Remaining contract
        charges                      510,324,619      --       3,047,061,614   --          --            --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges          165,306    3.122502         516,167   0.25%          1.51%      26.48%
        Highest contract charges          12,443    1.121332          13,953   2.17%          2.16%      24.04%
        Remaining contract
        charges                      610,776,587      --       1,335,468,958   --          --            --
  2002  Lowest contract charges          165,923    2.468771         409,626   0.25%          1.45%     (14.44)%
        Highest contract charges          41,687    0.941009          39,228   0.86%          4.78%      (3.69)%
        Remaining contract
        charges                      450,714,987      --         892,464,295   --          --            --
  2001  Lowest contract charges          167,423    2.885425         483,088   0.50%          0.06%      (4.52)%
        Highest contract charges          76,364    1.075204          82,107   1.65%          3.88%      (3.64)%
        Remaining contract
        charges                      416,965,454      --       1,020,596,824   --          --            --

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD FOCUS HLS FUND
  2003  Lowest contract charges            8,250  $ 0.999198  $        8,244   0.25%          0.35%      28.05%
        Highest contract charges         196,494    0.948374         186,350   2.14%          0.21%      25.33%
        Remaining contract
        charges                       19,895,159      --          19,232,849   --          --            --
  2002  Lowest contract charges           17,182    0.780345          13,408   0.25%       --           (24.78)%
        Highest contract charges          48,006    0.756733          36,328   0.86%       --            (1.37)%
        Remaining contract
        charges                       15,192,357      --          11,632,102   --          --            --
  2001  Lowest contract charges           16,874    1.037448          17,506   0.16%          0.23%       3.74%
        Highest contract charges         133,390    1.025602         136,805   1.17%          0.19%       2.56%
        Remaining contract
        charges                       10,324,800      --          10,634,768   --          --            --
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges           42,023    1.818182          76,406   0.25%          0.80%      21.96%
        Highest contract charges          32,819    0.877028          28,783   2.13%          0.77%      19.38%
        Remaining contract
        charges                       59,223,841      --          89,937,069   --          --            --
  2002  Lowest contract charges           38,176    1.490856          56,914   0.25%          0.05%      (9.18)%
        Highest contract charges           7,087    0.734673           5,207   0.85%       --            (2.18)%
        Remaining contract
        charges                       54,551,249      --          72,171,960   --          --            --
  2001  Lowest contract charges           38,176    1.641474          62,664   0.25%          0.72%      (6.48)%
        Highest contract charges          10,016    0.995870           9,975   1.65%          1.19%      (7.92)%
        Remaining contract
        charges                       61,555,757      --          91,168,188   --          --            --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2003  Lowest contract charges              240    0.806326             194   --          --            59.97%
        Highest contract charges          80,742    0.765272          61,790   2.14%       --            56.58%
        Remaining contract
        charges                       10,659,223      --           8,334,287   --          --            --
  2002  Lowest contract charges              160    0.504042              81   --             4.51%     (29.54)%
        Highest contract charges          43,865    0.488756          21,439   0.87%          1.09%      18.03%
        Remaining contract
        charges                        3,626,859      --           1,794,928   --          --            --
  2001  Lowest contract charges        1,177,479    0.710590         836,705   0.80%          1.45%     (28.94)%
        Highest contract charges          50,087    0.706877          35,406   1.17%          0.74%     (29.31)%
        Remaining contract
        charges                          302,734      --             214,564   --          --            --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2003  Lowest contract charges              640    1.007742             645   0.11%          1.62%      29.96%
        Highest contract charges          62,415    0.956397          59,693   2.14%          1.61%      27.20%
        Remaining contract
        charges                       10,805,306      --          10,523,783   --          --            --
  2002  Lowest contract charges              417    0.775420             323   --             9.57%     (19.08)%
        Highest contract charges          21,873    0.751881          16,446   0.87%          2.58%      (7.15)%
        Remaining contract
        charges                        5,577,307      --           4,242,335   --          --            --
  2001  Lowest contract charges            2,234    0.954679           2,132   0.52%          1.38%      (4.53)%
        Highest contract charges           7,813    0.947993           7,407   1.19%          0.83%      (5.20)%
        Remaining contract
        charges                        2,629,225      --           2,500,445   --          --            --

____________________________________ SA-132 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD GLOBAL HEALTH HLS FUND
  2003  Lowest contract charges           51,929  $ 1.645811  $       85,465   0.25%          0.14%      31.98%
        Highest contract charges          51,452    1.537574          79,111   2.14%       --            29.18%
        Remaining contract
        charges                       69,446,574      --         109,590,837   --          --            --
  2002  Lowest contract charges           50,310    1.247020          62,737   0.25%          0.01%     (17.18)%
        Highest contract charges          11,971    1.190305          14,249   0.86%       --            (1.03)%
        Remaining contract
        charges                       52,917,446      --          64,138,760   --          --            --
  2001  Lowest contract charges           50,310    1.505734          75,753   0.25%       --             1.79%
        Highest contract charges          14,559    1.468325          21,377   1.65%       --             6.17%
        Remaining contract
        charges                       51,999,583      --          76,951,087   --          --            --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges           45,511    1.655809          75,357   0.25%          0.44%      35.24%
        Highest contract charges          30,998    0.699918          21,696   2.14%          0.63%      32.36%
        Remaining contract
        charges                      112,653,648      --         152,715,484   --          --            --
  2002  Lowest contract charges           45,511    1.224395          55,723   0.25%          0.86%     (19.71)%
        Highest contract charges           9,330    0.528790           4,933   0.87%          2.09%      (5.48)%
        Remaining contract
        charges                       96,578,725      --         103,342,368   --          --            --
  2001  Lowest contract charges           55,506    1.524918          84,642   0.25%          0.56%     (16.79)%
        Highest contract charges           5,434    1.456653           7,915   1.68%          0.37%     (17.20)%
        Remaining contract
        charges                      104,186,002      --         144,298,014   --          --            --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges          924,673    0.475064         439,279   0.25%       --            61.09%
        Highest contract charges         131,360    0.444032          58,328   2.14%       --            57.67%
        Remaining contract
        charges                      101,269,326      --          46,138,589   --          --            --
  2002  Lowest contract charges           10,949    0.290600           3,182   0.80%       --           (39.08)%
        Highest contract charges          24,761    0.281616           6,973   0.85%       --            (1.76)%
        Remaining contract
        charges                       66,580,098      --          19,080,461   --          --            --
  2001  Lowest contract charges              240    0.481400             116   0.28%       --           (23.00)%
        Highest contract charges          34,244    0.469396          16,074   1.62%       --           (35.42)%
        Remaining contract
        charges                       74,292,665      --          35,144,220   --          --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges           36,185    1.204783          43,596   0.25%          1.18%      28.50%
        Highest contract charges           4,728    1.020715           4,825   1.08%         19.22%      22.85%
        Remaining contract
        charges                      158,609,459      --         169,201,720   --          --            --
  2002  Lowest contract charges           52,554    0.937594          49,274   0.25%          0.41%     (24.84)%
        Highest contract charges          52,695    0.639773          33,713   0.86%       --            (3.72)%
        Remaining contract
        charges                      111,217,500      --          95,927,150   --          --            --
  2001  Lowest contract charges           40,341    1.247471          50,324   0.25%       --            (8.25)%
        Highest contract charges          35,088    1.096317          38,468   1.68%       --           (13.92)%
        Remaining contract
        charges                      102,382,660      --         119,905,207   --          --            --
HARTFORD GROWTH HLS FUND
  2003  Lowest contract charges            2,131    1.144938           2,440   0.25%       --            32.47%
        Highest contract charges         508,791    1.105522         562,479   2.14%       --            29.66%
        Remaining contract
        charges                       53,255,323      --          59,652,115   --          --            --
  2002  Lowest contract charges            1,390    0.864276           1,202   0.08%       --           (13.57)%
        Highest contract charges         158,880    0.852627         135,466   0.86%       --             1.96%
        Remaining contract
        charges                        5,666,700      --           4,854,861   --          --            --

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges              472  $ 1.109338  $          524   0.13%       --            43.43%
        Highest contract charges         130,070    1.071230         139,335   2.14%       --            40.39%
        Remaining contract
        charges                       35,060,632      --          38,067,259   --          --            --
  2002  Lowest contract charges              308    0.773429             238   --          --           (22.66)%
        Highest contract charges          38,884    0.763056          29,671   0.86%       --            (3.22)%
        Remaining contract
        charges                        3,758,702      --           2,882,167   --          --            --
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges           12,260    1.276627          15,652   0.25%          0.23%      22.88%
        Highest contract charges           3,816    1.175175           4,484   2.18%          5.21%      20.51%
        Remaining contract
        charges                      193,063,007      --         229,355,882   --          --            --
  2002  Lowest contract charges           12,180    1.038943          12,654   0.25%          5.37%      (7.12)%
        Highest contract charges          91,782    0.923229          84,736   0.86%       --             4.58%
        Remaining contract
        charges                       79,110,236      --          78,093,440   --          --            --
  2001  Lowest contract charges           11,303    1.118615          12,644   0.25%          0.11%       2.43%
        Highest contract charges         306,462    1.013731         310,670   1.61%          0.05%      (4.62)%
        Remaining contract
        charges                       51,434,891      --          55,380,003   --          --            --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges          499,332    4.978349       2,485,847   0.15%          1.38%      27.94%
        Highest contract charges         245,318    0.767574         188,300   2.14%          1.35%      25.10%
        Remaining contract
        charges                      180,901,244      --         549,557,877   --          --            --
  2002  Lowest contract charges          529,513    3.891166       2,060,423   0.15%          1.06%     (22.56)%
        Highest contract charges          44,635    0.613581          27,387   0.87%          3.49%      (3.86)%
        Remaining contract
        charges                      152,137,766      --         430,174,171   --          --            --
  2001  Lowest contract charges          579,711    5.025032       2,913,068   0.15%          0.82%     (12.45)%
        Highest contract charges           4,956    0.950213           4,709   1.68%          0.73%     (16.59)%
        Remaining contract
        charges                      166,389,446      --         656,797,232   --          --            --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges          351,869    1.070076         376,527   0.25%       --            50.65%
        Highest contract charges         160,086    1.015586         162,581   2.14%       --            47.45%
        Remaining contract
        charges                       28,798,243      --          29,781,746   --          --            --
  2002  Lowest contract charges          348,305    0.710321         247,408   0.25%          0.33%     (17.42)%
        Highest contract charges          14,372    0.688763           9,899   0.87%          0.49%      (7.89)%
        Remaining contract
        charges                        9,798,822      --           6,822,180   --          --            --
  2001  Lowest contract charges          348,305    0.860170         299,601   0.16%          0.12%     (13.98)%
        Highest contract charges           3,680    0.851001           3,131   1.19%          0.22%     (14.90)%
        Remaining contract
        charges                        3,137,216      --           2,677,912   --          --            --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003  Lowest contract charges          328,754    1.362283         447,856   0.25%          1.03%      53.35%
        Highest contract charges          35,939    1.292958          46,468   2.14%          1.01%      50.10%
        Remaining contract
        charges                       14,251,263      --          18,811,999   --          --            --
  2002  Lowest contract charges          326,822    0.888344         290,330   0.25%       --            (5.32)%
        Highest contract charges          12,000    0.861415          10,337   0.86%       --            (8.17)%
        Remaining contract
        charges                        7,006,393      --           6,111,601   --          --            --
  2001  Lowest contract charges          326,822    0.938253         306,641   0.16%          0.19%      (6.17)%
        Highest contract charges           7,134    0.927459           6,617   1.17%          0.16%      (7.25)%
        Remaining contract
        charges                          549,990      --             512,442   --          --            --

____________________________________ SA-134 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges          387,521  $ 1.841119  $      713,473   0.15%          1.00%      32.90%
        Highest contract charges          65,077    0.656540          42,726   2.14%          1.38%      29.95%
        Remaining contract
        charges                      167,272,209      --         242,936,202   --          --            --
  2002  Lowest contract charges          339,540    1.385382         470,392   0.15%          1.91%     (18.05)%
        Highest contract charges          19,716    0.505242           9,961   0.87%          2.66%      (7.19)%
        Remaining contract
        charges                      169,537,173      --         195,346,875   --          --            --
  2001  Lowest contract charges          363,005    1.690623         613,704   0.15%          0.12%     (18.85)%
        Highest contract charges           7,555    0.828236           6,258   1.69%          0.14%     (19.61)%
        Remaining contract
        charges                      215,315,633      --         300,979,807   --          --            --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges          152,661    2.976328         454,368   0.25%          0.25%      37.33%
        Highest contract charges          52,821    1.086282          57,378   2.11%       --            34.41%
        Remaining contract
        charges                      190,796,265      --         500,771,393   --          --            --
  2002  Lowest contract charges          197,658    2.167314         428,386   0.25%          0.12%     (14.43)%
        Highest contract charges          22,214    0.808702          17,964   0.75%       --            (2.64)%
        Remaining contract
        charges                      221,311,578      --         428,054,638   --          --            --
  2001  Lowest contract charges          213,538    2.532914         540,873   0.25%       --            (3.86)%
        Highest contract charges          11,621    1.774521          20,623   1.68%       --            (6.33)%
        Remaining contract
        charges                      276,176,899      --         629,909,433   --          --            --
HARTFORD MIDCAP VALUE HLS FUND
  2003  Lowest contract charges           57,987    1.237863          71,780   0.25%       --            42.93%
        Highest contract charges         584,347    1.174916         686,558   2.13%       --            39.90%
        Remaining contract
        charges                      214,236,999      --         256,758,780   --          --            --
  2002  Lowest contract charges           55,661    0.866054          48,205   0.25%          0.14%     (13.23)%
        Highest contract charges          41,022    0.839851          34,453   0.86%          0.40%      (4.37)%
        Remaining contract
        charges                      141,264,957      --         120,141,088   --          --            --
  2001  Lowest contract charges            7,900    0.998152           7,886   0.16%          0.15%      (0.18)%
        Highest contract charges          26,333    0.987521          26,004   1.19%          0.20%      (1.25)%
        Remaining contract
        charges                       35,286,045      --          34,968,189   --          --            --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges          196,033    3.474434         681,104   0.15%          0.75%       0.60%
        Highest contract charges           2,234    1.095596           2,447   2.23%          0.77%      (1.44)%
        Remaining contract
        charges                      273,402,081      --         476,941,974   --          --            --
  2002  Lowest contract charges          224,024    3.453805         773,736   0.15%          1.45%       1.31%
        Highest contract charges          79,341    1.047171          83,084   0.84%          0.31%      (0.50)%
        Remaining contract
        charges                      394,433,588      --         682,651,598   --          --            --
  2001  Lowest contract charges       25,770,737    1.138555      29,341,401   1.22%          3.15%       2.40%
        Highest contract charges          44,157    1.117678          49,353   1.61%          2.47%       1.64%
        Remaining contract
        charges                      342,441,288      --         625,251,412   --          --            --

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges          119,937  $ 4.232311  $      507,610   0.15%          2.83%       2.14%
        Highest contract charges           4,880    1.241771           6,059   1.42%       --            (0.42)%
        Remaining contract
        charges                      122,810,680      --         281,097,243   --          --            --
  2002  Lowest contract charges          189,137    4.143828         783,749   0.15%          3.50%       7.99%
        Highest contract charges          32,965    1.205494          39,739   0.86%       --             1.82%
        Remaining contract
        charges                      123,825,077      --         311,388,315   --          --            --
  2001  Lowest contract charges          112,660    3.837140         432,291   0.15%          5.29%       7.34%
        Highest contract charges         284,707    1.139245         324,351   1.62%          5.11%       4.60%
        Remaining contract
        charges                       77,166,114      --         191,518,449   --          --            --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges           63,783    1.852907         118,183   0.25%       --            55.48%
        Highest contract charges         319,561    0.620119         198,166   2.14%       --            52.18%
        Remaining contract
        charges                      201,455,349      --         284,973,790   --          --            --
  2002  Lowest contract charges          105,669    1.191733         125,929   0.25%       --           (30.40)%
        Highest contract charges          95,497    0.407492          38,914   0.86%       --            (6.51)%
        Remaining contract
        charges                      165,803,283      --         163,298,092   --          --            --
  2001  Lowest contract charges          106,162    1.712339         181,784   0.25%       --           (15.13)%
        Highest contract charges          22,451    1.136848          25,523   1.56%       --           (13.05)%
        Remaining contract
        charges                      170,600,145      --         253,439,105   --          --            --
HARTFORD SMALLCAP GROWTH HLS FUND
  2003  Lowest contract charges            7,736    1.099730           8,507   0.25%       --            49.68%
        Highest contract charges         138,977    1.066415         148,207   2.14%       --            46.52%
        Remaining contract
        charges                       55,937,543      --          60,274,980   --          --            --
  2002  Lowest contract charges           11,419    0.734700           8,389   0.17%       --           (26.53)%
        Highest contract charges          49,345    0.727847          35,915   0.87%       --            (0.11)%
        Remaining contract
        charges                        8,458,510      --           6,168,490   --          --            --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges          556,424   14.049941       7,817,725   0.15%          1.20%      26.28%
        Highest contract charges          14,429    0.885188          12,772   2.17%          1.75%      23.72%
        Remaining contract
        charges                      514,342,711      --       1,895,577,127   --          --            --
  2002  Lowest contract charges          581,847   11.125700       6,473,459   0.15%          0.96%     (24.36)%
        Highest contract charges         183,544    0.614967         112,874   0.87%          4.07%      (4.19)%
        Remaining contract
        charges                      470,230,306      --       1,597,563,336   --          --            --
  2001  Lowest contract charges          641,662   14.708927       9,438,156   0.15%          0.73%     (12.36)%
        Highest contract charges         117,777    0.963541         113,483   1.66%          1.41%     (15.36)%
        Remaining contract
        charges                      533,240,028      --       2,545,129,794   --          --            --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2003  Lowest contract charges           25,342    1.099864          27,873   0.24%          2.39%       1.89%
        Highest contract charges         787,915    1.062371         837,058   2.14%          1.62%      (0.28)%
        Remaining contract
        charges                      195,476,744      --         210,484,019   --          --            --
  2002  Lowest contract charges              463    1.079447             499   0.17%       --             7.94%
        Highest contract charges         299,880    1.065316         319,467   0.87%       --             3.24%
        Remaining contract
        charges                      170,934,078      --         183,167,830   --          --            --

____________________________________ SA-136 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HARTFORD VALUE HLS FUND
  2003  Lowest contract charges           11,296  $ 0.996768  $       11,260   0.24%          1.71%      28.28%
        Highest contract charges         470,752    0.946054         445,357   2.13%          1.35%      25.56%
        Remaining contract
        charges                       88,790,909      --          85,769,830   --          --            --
  2002  Lowest contract charges            7,205    0.777002           5,598   0.25%          2.82%     (22.83)%
        Highest contract charges          57,791    0.753475          43,544   0.86%          3.30%      (7.65)%
        Remaining contract
        charges                       36,168,378      --          27,580,754   --          --            --
  2001  Lowest contract charges           14,730    1.003185          14,777   0.52%          0.48%       0.32%
        Highest contract charges          45,565    0.996158          45,390   1.20%          0.47%      (0.38)%
        Remaining contract
        charges                       15,078,206      --          15,074,513   --          --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges            7,184    1.135807           8,160   0.23%          0.12%      41.52%
        Highest contract charges         106,711    1.096794         117,040   2.14%          0.57%      38.52%
        Remaining contract
        charges                       20,292,853      --          22,576,062   --          --            --
  2002  Lowest contract charges              501    0.802578             402   --          --           (19.74)%
        Highest contract charges          41,554    0.791806          32,903   0.86%       --            (1.89)%
        Remaining contract
        charges                        2,924,581      --           2,328,821   --          --            --
HARTFORD EQUITY INCOME HLS FUND
  2003  Lowest contract charges           85,332    1.074486          91,688   0.17%          0.34%       7.45%
        Highest contract charges           2,562    1.072237           2,748   0.35%          0.22%       7.22%
        Remaining contract
        charges                        1,537,343      --           1,651,214   --          --            --
HUNTINGTON INCOME EQUITY FUND
  2003  Lowest contract charges          573,447    1.088842         624,394   0.76%          5.16%      17.39%
        Highest contract charges           5,133    1.178220           6,048   2.13%          3.93%      15.91%
        Remaining contract
        charges                       18,641,735      --          20,135,827   --          --            --
  2002  Lowest contract charges        4,274,668    0.930340       3,976,895   1.25%          2.64%     (11.07)%
        Highest contract charges          23,290    1.016922          23,684   0.55%          2.61%       1.69%
        Remaining contract
        charges                        3,998,056      --           3,696,499   --          --            --
  2001  Lowest contract charges        1,770,698    1.046199       1,852,502   1.23%          1.87%       1.07%
        Highest contract charges         185,578    1.040890         193,166   1.42%          0.98%       0.02%
        Remaining contract
        charges                        1,210,443      --           1,262,927   --          --            --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2003  Lowest contract charges          548,392    1.209553         663,310   0.76%          8.11%      17.32%
        Highest contract charges           1,673    1.212721           2,029   2.12%          6.24%      18.78%
        Remaining contract
        charges                       13,295,923      --          15,975,092   --          --            --
  2002  Lowest contract charges        1,642,701    1.008527       1,656,708   1.24%          3.93%      (1.29)%
        Highest contract charges          26,080    1.021417          26,638   0.55%          3.15%       2.14%
        Remaining contract
        charges                        1,533,243      --           1,540,066   --          --            --
  2001  Lowest contract charges           11,375    1.021713          11,622   0.21%          1.09%       2.17%
        Highest contract charges           2,171    1.021288           2,217   0.24%       --             2.13%
        Remaining contract
        charges                               53      --                  54   --          --            --

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
HUNTINGTON VA GROWTH FUND
  2003  Lowest contract charges          479,723  $ 0.821875  $      394,272   0.76%          0.52%      14.12%
        Highest contract charges           3,407    1.163564           3,965   2.13%          0.41%      13.48%
        Remaining contract
        charges                       13,714,704      --          11,224,247   --          --            --
  2002  Lowest contract charges        2,576,023    0.717265       1,847,691   1.24%          0.09%     (21.55)%
        Highest contract charges          18,197    1.025764          18,666   0.52%          0.09%       2.58%
        Remaining contract
        charges                        2,334,102      --           1,667,647   --          --            --
  2001  Lowest contract charges          154,127    0.914312         140,921   0.78%       --            (8.57)%
        Highest contract charges          16,671    0.912175          15,207   1.02%       --            (8.78)%
        Remaining contract
        charges                          102,735      --              93,810   --          --            --
HUNTINGTON VA MID CORP AMERICA FUND
  2003  Lowest contract charges          343,817    1.223973         420,823   0.75%          0.33%      27.85%
        Highest contract charges          20,062    1.286970          25,819   1.36%          0.21%      27.08%
        Remaining contract
        charges                        7,678,163      --           9,341,575   --          --            --
  2002  Lowest contract charges        1,472,187    0.955426       1,406,566   1.24%       --           (14.09)%
        Highest contract charges           8,589    1.013172           8,702   0.52%       --             1.32%
        Remaining contract
        charges                        1,626,175      --           1,548,476   --          --            --
  2001  Lowest contract charges            8,340    1.112070           9,275   0.17%       --            11.21%
        Highest contract charges          49,464    1.111600          54,984   0.23%       --            11.16%
        Remaining contract
        charges                         --            --            --         --          --            --
HUNTINGTON VA NEW ECONOMY FUND
  2003  Lowest contract charges          169,665    1.205103         204,463   0.75%       --            24.59%
        Highest contract charges           2,565    1.287366           3,301   1.36%       --            23.84%
        Remaining contract
        charges                        1,973,484      --           2,361,727   --          --            --
  2002  Lowest contract charges          268,124    0.926873         248,517   1.24%       --           (14.74)%
        Highest contract charges          45,832    0.921587          42,238   0.82%       --            (4.18)%
        Remaining contract
        charges                          362,569      --             334,895   --          --            --
  2001  Lowest contract charges            7,869    1.087139           8,555   0.22%       --             8.71%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
HUNTINGTON VA ROTATING INDEX FUND
  2003  Lowest contract charges          108,665    1.073672         116,671   0.76%       --            22.02%
        Highest contract charges           2,626    1.259938           3,308   1.37%       --            21.29%
        Remaining contract
        charges                        3,390,575      --           3,614,945   --          --            --
  2002  Lowest contract charges          471,048    0.873678         411,544   1.23%       --           (16.17)%
        Highest contract charges          49,815    0.868697          43,274   0.82%       --            (3.00)%
        Remaining contract
        charges                          326,529      --             284,293   --          --            --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2003  Lowest contract charges           76,083    0.750243          57,081   1.25%          1.10%      31.90%
        Highest contract charges          23,755    0.946792          22,491   1.79%          1.19%      31.18%
        Remaining contract
        charges                           23,759      --              17,720   --          --            --
  2002  Lowest contract charges           71,653    0.568797          40,756   1.25%          0.12%     (28.63)%
        Highest contract charges           7,735    0.721758           5,583   1.45%          0.96%     (27.82)%
        Remaining contract
        charges                           25,865      --              14,655   --          --            --
  2001  Lowest contract charges           71,674    0.797023          57,126   1.24%          0.80%     (23.99)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --

____________________________________ SA-138 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2003  Lowest contract charges           84,413  $ 0.827154  $       69,823   1.25%          0.63%      33.08%
        Highest contract charges           3,355    1.001220           3,359   1.78%          0.68%      32.35%
        Remaining contract
        charges                           25,088      --              20,501   --          --            --
  2002  Lowest contract charges           95,405    0.621568          59,300   1.25%       --           (24.35)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           75,084    0.821590          61,689   1.23%          0.02%     (10.45)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2003  Lowest contract charges        8,504,136    1.334586      11,349,500   1.25%          0.02%      38.51%
        Highest contract charges         109,063    1.307781         142,630   2.07%          0.02%      37.34%
        Remaining contract
        charges                        7,052,774      --           9,293,920   --          --            --
  2002  Lowest contract charges        8,358,867    0.963535       8,054,060   1.25%          0.03%      (8.50)%
        Highest contract charges           5,775    0.952230           5,500   0.85%          0.08%      (4.50)%
        Remaining contract
        charges                        2,106,219      --           2,016,031   --          --            --
  2001  Lowest contract charges        8,920,521    1.053018       9,393,469   1.24%          0.20%     (15.05)%
        Highest contract charges          21,644    1.046895          22,659   1.42%          0.51%     (16.88)%
        Remaining contract
        charges                        1,038,474      --           1,089,339   --          --            --
NATIONS HIGH YIELD BOND
  2003  Lowest contract charges        8,121,603    1.316064      10,688,550   1.25%          7.57%      29.57%
        Highest contract charges         359,872    1.291886         464,913   2.09%          9.03%      28.48%
        Remaining contract
        charges                        9,390,353      --          12,219,478   --          --            --
  2002  Lowest contract charges        5,655,291    1.015683       5,743,982   1.25%          7.95%       0.91%
        Highest contract charges         191,221    1.005518         192,277   0.86%         15.44%       6.45%
        Remaining contract
        charges                        2,703,381      --           2,730,915   --          --            --
  2001  Lowest contract charges        3,293,597    1.006483       3,314,949   1.21%         17.00%       6.98%
        Highest contract charges         191,390    1.002376         191,845   1.40%         26.93%       0.46%
        Remaining contract
        charges                          740,436      --             743,720   --          --
NATIONS INTERNATIONAL VALUE PORTFOLIO
  2003  Lowest contract charges        7,159,157    1.037244       7,425,793   1.25%          1.28%      49.40%
        Highest contract charges          18,174    1.018183          18,505   2.10%          1.32%      48.14%
        Remaining contract
        charges                        2,200,469      --           2,265,239   --          --            --
  2002  Lowest contract charges        8,718,618    0.694270       6,053,075   1.25%          1.38%     (17.08)%
        Highest contract charges          19,489    0.687310          13,395   0.86%          1.89%      (5.15)%
        Remaining contract
        charges                        2,637,549      --           1,822,267   --          --            --
  2001  Lowest contract charges        6,788,065    0.837309       5,683,708   1.22%          1.01%     (10.99)%
        Highest contract charges         506,780    0.833882         422,595   1.43%          1.20%     (12.40)%
        Remaining contract
        charges                        1,601,118      --           1,337,966   --          --            --

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
NATIONS MARSICO FOCUSED
 EQUITIES PORTFOLIO
  2003  Lowest contract charges       58,335,484  $ 1.429978  $   83,418,459   1.25%       --            31.45%
        Highest contract charges         175,532    1.401208         245,957   2.08%       --            30.34%
        Remaining contract
        charges                       14,828,271      --          20,977,145   --          --            --
  2002  Lowest contract charges       66,842,614    1.087867      72,715,874   1.25%       --           (16.12)%
        Highest contract charges          71,577    1.075071          76,951   0.87%       --            (6.54)%
        Remaining contract
        charges                        8,788,877      --           9,504,141   --          --            --
  2001  Lowest contract charges       79,924,077    1.296921     103,655,214   1.24%       --           (18.80)%
        Highest contract charges         196,445    1.289352         253,286   1.42%       --           (18.13)%
        Remaining contract
        charges                        7,423,111      --           9,591,616   --          --
NATIONS ASSET ALLOCATION PORTFOLIO
  2003  Lowest contract charges        6,460,430    0.980209       6,332,572   1.25%          1.22%      17.61%
        Highest contract charges          83,124    0.960506          79,842   2.10%          1.18%      16.62%
        Remaining contract
        charges                        2,525,580      --           2,450,353   --          --            --
  2002  Lowest contract charges        6,453,248    0.833420       5,378,266   1.25%          1.32%     (14.62)%
        Highest contract charges          89,135    0.823636          73,415   0.87%          2.10%      (2.21)%
        Remaining contract
        charges                        1,718,341      --           1,423,263   --          --            --
  2001  Lowest contract charges        7,784,144    0.976097       7,598,080   1.23%          1.99%      (5.90)%
        Highest contract charges         126,721    0.970419         122,973   1.42%          4.42%      (5.83)%
        Remaining contract
        charges                          969,576      --             942,996   --          --
NATIONS CAPITAL GROWTH PORTFOLIO
  2003  Lowest contract charges        7,402,049    0.827181       6,122,834   1.25%          0.03%      23.07%
        Highest contract charges          90,181    0.810535          73,095   2.10%          0.04%      22.03%
        Remaining contract
        charges                        5,571,825      --           4,547,278   --          --            --
  2002  Lowest contract charges        9,083,342    0.672131       6,105,195   1.26%          0.11%     (30.93)%
        Highest contract charges          74,779    0.664230          49,671   0.87%          0.18%      (5.44)%
        Remaining contract
        charges                        1,909,821      --           1,274,932   --          --            --
  2001  Lowest contract charges       12,203,610    0.973130      11,875,699   1.24%          0.13%     (13.00)%
        Highest contract charges             638    0.967462             617   0.62%       --           (17.45)%
        Remaining contract
        charges                        1,265,314      --           1,227,187   --          --            --
NATIONS MARSICO GROWTH PORTFOLIO
  2003  Lowest contract charges       32,635,353    1.373672      44,830,270   1.25%       --            28.96%
        Highest contract charges         565,814    1.346056         761,618   2.10%       --            27.87%
        Remaining contract
        charges                        7,822,244      --          10,642,460   --          --            --
  2002  Lowest contract charges       38,541,885    1.065159      41,053,236   1.25%       --           (17.18)%
        Highest contract charges         480,740    1.052639         506,046   0.86%       --            (5.57)%
        Remaining contract
        charges                        6,284,705      --           6,655,249   --          --            --
  2001  Lowest contract charges       47,653,604    1.286057      61,285,251   1.24%       --           (18.66)%
        Highest contract charges         287,311    1.278560         367,344   1.42%       --           (18.04)%
        Remaining contract
        charges                        6,362,938      --           8,152,198   --          --            --

____________________________________ SA-140 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2003  Lowest contract charges        5,305,467  $ 0.798552  $    4,236,692   1.25%       --            47.02%
        Highest contract charges           4,721    0.784220           3,703   1.25%       --            35.27%
        Remaining contract
        charges                        2,237,107      --           1,765,615   --          --            --
  2002  Lowest contract charges        5,198,074    0.543175       2,823,464   1.25%       --            (9.34)%
        Highest contract charges         212,307    0.537597         114,136   1.13%       --           (12.64)%
        Remaining contract
        charges                          782,258      --             422,431   --          --            --
  2001  Lowest contract charges        5,899,594    0.599135       3,534,653   1.24%       --           (27.48)%
        Highest contract charges         118,416    0.595655          70,535   1.41%       --           (31.60)%
        Remaining contract
        charges                          664,811      --             397,047   --          --            --
NATIONS MIDCAP GROWTH PORTFOLIO
  2003  Lowest contract charges        5,933,293    0.686687       4,074,315   1.25%       --            25.89%
        Highest contract charges         322,767    0.675221         217,939   2.08%       --            24.82%
        Remaining contract
        charges                       14,590,586      --           9,912,463   --          --            --
  2002  Lowest contract charges        4,235,328    0.545474       2,310,261   1.25%       --           (34.83)%
        Highest contract charges          73,245    0.540956          39,623   0.85%       --            (2.63)%
        Remaining contract
        charges                        3,362,595      --           1,824,526   --          --            --
  2001  Lowest contract charges        1,404,499    0.836958       1,175,507   0.79%       --           (16.30)%
        Highest contract charges         162,449    0.835003         135,646   1.01%       --           (16.50)%
        Remaining contract
        charges                          347,543      --             290,522   --          --            --
NATIONS SMALL COMPANY PORTFOLIO
  2003  Lowest contract charges        5,854,620    1.008916       5,906,820   1.25%       --            33.29%
        Highest contract charges         191,757    0.988604         189,572   2.08%       --            32.16%
        Remaining contract
        charges                        7,467,562      --           7,436,325   --          --            --
  2002  Lowest contract charges        5,942,119    0.756932       4,497,780   1.25%       --           (27.28)%
        Highest contract charges          55,241    0.748024          41,321   0.87%       --            (7.02)%
        Remaining contract
        charges                        2,590,490      --           1,946,550   --          --            --
  2001  Lowest contract charges        4,776,613    1.040918       4,972,062   1.23%       --             2.64%
        Highest contract charges         135,437    1.034849         140,157   1.41%       --            (1.87)%
        Remaining contract
        charges                          714,372      --             741,256   --          --            --
NATIONS VALUE PORTFOLIO
  2003  Lowest contract charges       11,044,863    1.023674      11,306,339   1.25%          1.11%      28.56%
        Highest contract charges         127,882    1.003100         128,278   2.09%          1.38%      27.47%
        Remaining contract
        charges                       11,630,575      --          11,752,543   --          --            --
  2002  Lowest contract charges       11,685,766    0.796267       9,304,990   1.25%          0.93%     (21.72)%
        Highest contract charges          50,581    0.786909          39,803   0.84%          5.60%      (6.49)%
        Remaining contract
        charges                        3,378,057      --           2,669,749   --          --            --
  2001  Lowest contract charges       10,372,971    1.017163      10,551,002   1.23%          0.84%      (8.36)%
        Highest contract charges         193,527    1.011247         195,704   1.40%          2.48%      (7.33)%
        Remaining contract
        charges                          929,638      --             942,461   --          --            --

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
JENNISON 20/20 FOCUS PORTFOLIO
  2003  Lowest contract charges          228,032  $ 0.930907  $      212,276   1.25%       --            27.20%
        Highest contract charges          20,395    0.932510          19,018   1.99%       --            26.25%
        Remaining contract
        charges                          222,421      --             206,058   --          --            --
  2002  Lowest contract charges          280,630    0.731854         205,380   1.25%       --           (23.54)%
        Highest contract charges          32,938    0.739250          24,349   1.80%       --           (23.96)%
        Remaining contract
        charges                          141,517      --             102,982   --          --            --
  2001  Lowest contract charges          302,741    0.957174         289,775   1.22%          0.29%      (2.53)%
        Highest contract charges           6,130    0.972196           5,959   1.45%          0.26%      (2.78)%
        Remaining contract
        charges                           46,862      --              44,725   --          --            --
JENNISON PORTFOLIO
  2003  Lowest contract charges          832,074    0.547864         455,864   1.25%       --            28.00%
        Highest contract charges         125,910    0.769383          96,873   1.77%       --            27.30%
        Remaining contract
        charges                        1,352,440      --             807,853   --          --            --
  2002  Lowest contract charges        1,048,754    0.428025         448,893   1.25%       --           (32.02)%
        Highest contract charges           3,099    0.603510           1,870   0.85%       --            (7.59)%
        Remaining contract
        charges                        2,098,574      --             959,377   --          --            --
  2001  Lowest contract charges        1,079,652    0.629642         679,794   1.23%       --           (19.62)%
        Highest contract charges          29,135    0.894012          26,047   1.47%       --           (10.60)%
        Remaining contract
        charges                        2,395,472      --           1,587,702   --          --            --
PRUDENTIAL VALUE PORTFOLIO
  2003  Lowest contract charges          152,072    0.911395         138,598   1.25%          1.10%      26.05%
        Highest contract charges         125,895    0.898114         113,068   1.80%          1.09%      25.36%
        Remaining contract
        charges                          308,883      --             279,433   --          --            --
  2002  Lowest contract charges          168,703    0.723053         121,981   1.25%          1.24%     (23.32)%
        Highest contract charges         125,904    0.716442          90,203   1.82%          3.30%     (23.74)%
        Remaining contract
        charges                          179,344      --             129,167   --          --            --
  2001  Lowest contract charges          120,039    0.942896         113,184   0.80%          0.87%      (5.71)%
        Highest contract charges          10,763    0.939426          10,111   1.18%          0.70%      (6.06)%
        Remaining contract
        charges                           42,019      --              39,567   --          --            --
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2003  Lowest contract charges           36,539    0.774740          28,309   1.25%       --            37.42%
        Highest contract charges         145,120    0.763449         110,791   1.74%       --            36.66%
        Remaining contract
        charges                           39,253      --              30,219   --          --            --
  2002  Lowest contract charges           47,052    0.563789          26,527   1.25%       --           (23.80)%
        Highest contract charges           8,044    0.560504           4,509   1.60%       --           (24.06)%
        Remaining contract
        charges                           29,304      --              16,466   --          --            --
  2001  Lowest contract charges           34,505    0.739837          25,528   0.81%          0.09%     (26.02)%
        Highest contract charges           1,488    0.738105           1,098   0.53%       --           (26.19)%
        Remaining contract
        charges                           22,663      --              16,745   --          --            --

____________________________________ SA-142 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
SMITH BARNEY GOVERNMENT FUND
  2003  Lowest contract charges            8,092  $ 2.894994  $       23,427   1.00%          0.63%      (0.38)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            8,722    2.905942          25,345   1.00%          1.22%       0.21%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            9,411    2.899870          27,290   0.99%          3.57%       2.65%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
SMITH BARNEY APPRECIATION FUND
  2003  Lowest contract charges           11,629   12.239804         142,336   1.00%          0.67%      23.47%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges           16,733    9.913540         165,880   1.00%          0.05%     (17.81)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges           16,961   12.061314         204,574   0.99%          0.54%      (4.38)%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
SMITH BARNEY CASH PORTFOLIO
  2003  Lowest contract charges            3,858    3.228745          12,456   1.00%          0.67%      (0.33)%
        Highest contract charges          71,118    3.341043         237,609   1.00%          0.67%      (0.33)%
        Remaining contract
        charges                         --            --            --         --          --            --
  2002  Lowest contract charges            3,866    3.239394          12,522   1.00%          1.29%       0.27%
        Highest contract charges          71,185    3.352080         238,619   1.00%          1.28%       0.27%
        Remaining contract
        charges                         --            --            --         --          --            --
  2001  Lowest contract charges            7,159    3.230608          23,129   0.99%          3.91%       2.76%
        Highest contract charges          93,253    3.342992         311,745   0.99%          3.76%       2.76%
        Remaining contract
        charges                         --            --            --         --          --            --
UBS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO
  2003  Lowest contract charges       17,536,961    0.987912      17,324,975   1.25%          0.85%      25.79%
        Highest contract charges          59,675    0.965609          57,623   1.85%          0.83%      25.04%
        Remaining contract
        charges                        4,420,190      --           3,846,716   --          --            --
  2002  Lowest contract charges       20,379,896    0.785367      16,005,698   1.26%          0.59%     (23.91)%
        Highest contract charges          59,675    0.772258          46,085   1.85%          0.55%     (24.37)%
        Remaining contract
        charges                        5,088,578      --           3,533,173   --          --            --
  2001  Lowest contract charges       28,265,803    1.032191      29,175,708   1.24%          2.03%     (13.63)%
        Highest contract charges          59,675    1.021080          60,933   1.63%       --           (16.87)%
        Remaining contract
        charges                        5,430,405      --           5,017,317   --          --            --

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
  2003  Lowest contract charges          129,257  $ 9.315179  $    1,204,052   1.25%          0.36%      33.29%
        Highest contract charges           5,975    9.201036          54,974   1.71%          0.57%      32.63%
        Remaining contract
        charges                           89,214      --             824,587   --          --            --
  2002  Lowest contract charges          128,553    6.988460         898,390   1.25%          0.60%     (24.40)%
        Highest contract charges          19,086    6.941760         132,488   1.57%          0.92%     (24.66)%
        Remaining contract
        charges                           50,943      --             354,733   --          --            --
  2001  Lowest contract charges           83,244    9.243408         769,453   1.10%          0.52%      (7.57)%
        Highest contract charges          27,097    9.226513         250,007   1.27%          0.54%      (7.73)%
        Remaining contract
        charges                              488      --               4,506   --          --            --
VICTORY VARIABLE INSURANCE SMALL COMPANY
 OPPORTUNITY FUND
  2003  Lowest contract charges           17,217   11.138601         191,773   1.25%          0.03%      29.07%
        Highest contract charges             383   10.971000           4,201   1.94%          0.04%      28.17%
        Remaining contract
        charges                           29,969      --             330,646   --          --            --
  2002  Lowest contract charges           17,890    8.629629         154,385   1.24%          0.27%      (6.33)%
        Highest contract charges           5,180    8.572027          44,401   1.56%          0.34%      (6.66)%
        Remaining contract
        charges                            3,563      --              30,633   --          --            --
  2001  Lowest contract charges            3,680    9.212679          33,907   1.09%          0.43%      (7.87)%
        Highest contract charges           3,564    9.195866          32,769   1.26%          0.41%      (8.04)%
        Remaining contract
        charges                         --            --            --         --          --            --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2003  Lowest contract charges            9,360    1.179385          11,039   0.93%       --            14.27%
        Highest contract charges          19,513    1.168453          22,800   2.13%       --            15.93%
        Remaining contract
        charges                        1,389,163      --           1,630,523   --          --            --
  2002  Lowest contract charges              372    1.009896             376   0.40%       --             0.99%
        Highest contract charges         221,358    1.008893         223,325   0.48%       --             0.89%
        Remaining contract
        charges                         --            --            --         --          --            --
STI CLASSIC VT GROWTH & INCOME FUND
  2003  Lowest contract charges            6,012    1.303674           7,838   0.93%          0.83%      23.06%
        Highest contract charges          10,115    1.291608          13,064   2.13%          1.16%      23.80%
        Remaining contract
        charges                        1,268,149      --           1,645,225   --          --            --
  2002  Lowest contract charges          211,173    1.044322         220,532   0.48%          0.55%       4.43%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --
STI CLASSIC VT MID-CAP EQUITY FUND
  2003  Lowest contract charges            3,457    1.288413           4,454   0.94%          1.02%      28.03%
        Highest contract charges          13,184    1.276487          16,830   2.13%          1.12%      26.97%
        Remaining contract
        charges                          466,110      --             597,734   --          --            --
  2002  Lowest contract charges          164,635    1.006356         165,681   0.48%       --             0.64%
        Highest contract charges        --            --            --         --          --            --
        Remaining contract
        charges                         --            --            --         --          --            --

____________________________________ SA-144 ____________________________________

                                                  UNIT FAIR      CONTRACT     EXPENSE    INVESTMENT      TOTAL
                                       UNITS        VALUE#    OWNERS' EQUITY  RATIO*   INCOME RATIO**  RETURN***
                                   -------------  ----------  --------------  -------  --------------  ---------
STI CLASSIC VT VALUE INCOME STOCK FUND
  2003  Lowest contract charges            5,336  $ 1.303725  $        6,957   0.91%          1.52%      21.55%
        Highest contract charges          13,763    1.291652          17,777   2.13%          1.94%      20.50%
        Remaining contract
        charges                        1,324,064      --           1,717,124   --          --            --
  2002  Lowest contract charges            1,097    1.074005           1,178   0.39%          1.14%       7.40%
        Highest contract charges         227,694    1.072947         244,304   0.45%          0.89%       7.29%
        Remaining contract
        charges                         --            --            --         --          --            --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make a certain deduction of 0.15% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-146 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004 except for Note 14,
as to which the date is May 27, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities", and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations", that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as 'loan(s)') acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

The SOP is effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                        $ 2,037                6.8%             $ 2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $ 3,141
Over one year through five years                          10,692             11,146
Over five years through ten years                          7,437              7,912
Over ten years                                             7,253              7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------
2004                                  $35
2005                                  $30
2006                                  $29
2007                                  $25
2008                                  $24
----------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                       2003            2002
                                                                       ---------------------
Tax basis deferred policy acquisition costs                            $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                               (713)           (751)
Employee benefits                                                          5              13
Net unrealized capital losses (gains) on securities                     (535)           (422)
Net operating loss carryforward/Minimum tax credits                      124             249
Investments and other                                                     (5)            (31)
                                                                       ---------------------
                                                       TOTAL           $(486)          $(243)
                                                                       ---------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $28
2005                   25
2006                   23
2007                   21
2008                   20
Thereafter             37
                       --
                TOTAL  $154
                       --

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

With the recent change in Hartford Life Insurance Company's internal organization, the Company has changed its reportable operating segments from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products Group ("Retail"), Institutional Solutions Group ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under
Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under
Section 457 plans, other institutional investment products and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to the parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Retail Products Group                                   $  1,774    $  1,556    $  1,523
  Institutional Solutions Group                              2,082       1,730       2,141
  Individual Life                                              893         858         774
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                   $    493    $    367    $    279
  Institutional Solutions Group                                976         958         938
  Individual Life                                              222         224         205
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Retail Products Group                                   $    462    $    377    $    406
  Institutional Solutions Group                                 33           8           7
  Individual Life                                              165         146         153
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                   $     30    $     55    $     86
  Institutional Solutions Group                                 57          46          42
  Individual Life                                               64          59          54
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Retail Products Group                                   $    341    $    280    $    319
  Institutional Solutions Group                                119          94          92
  Individual Life                                              134         116         106
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Retail Products Group                                    105,903      81,672      92,061
  Institutional Solutions Group                             50,968      47,988      41,271
  Individual Life                                           10,162       8,840       9,146
  Other                                                      4,907       3,601       2,955
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Retail Products Group
    Individual Annuities                                  $  1,656    $  1,451    $  1,431
    Other                                                      118         105          92
                                                         ----------------------------------
                            TOTAL RETAIL PRODUCTS GROUP      1,774       1,556       1,523
                                                         ----------------------------------
  Institutional Solutions Group                              2,082       1,730       2,141
  Individual Life                                              893         858         774
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2003      2002      2003      2002      2003      2002      2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (2)  Not applicable.

         (3)  (a) Principal Underwriter Agreement.(2)

         (3)  (b) Form of Dealer Agreement.(2)

         (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

         (5)  Form of Application.(3)

         (6)  (a) Articles of Incorporation of Hartford.(4)

         (6)  (b) Bylaws of Hartford.(5)

         (7)  Form of Reinsurance Agreement.(6)

         (8)  Form of Fund Participation Agreement.(7)

         (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

         (10) Consent of Deloitte & Touche LLP.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.(8)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, dated April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333- 66343, dated February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333- 69485, dated April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33- 73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 333- 39612, dated September 6, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of May 31, 2004, there were 293,211 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         A. involved a knowing and culpable violation of law by the director;
         B. enabled the director or an associate to receive an improper personal gain;
         C. showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
         D. constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
         E. created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

      (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC
          Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC
          Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP
          Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ
          Variable Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

      (b) Directors and Officers of HSD

                                                  POSITIONS AND OFFICES
           NAME                                   WITH  UNDERWRITER
           ----                                   -----------------
          David A. Carlson                 Senior Vice President and Deputy Chief
                                           Financial Officer
          Bruce W. Ferris                  Vice President
          George R. Jay                    Controller
          Stephen T. Joyce                 Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director
          Lizabeth H. Zlatkus              Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
          06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of July, 2004.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO (Registrant)

By: Thomas M. Marra                            *By: /s/ Marianne O'Doherty
   --------------------------------------------        -----------------------
    Thomas M. Marra, President, Chief Executive             Marianne O'Doherty
    Officer and Chairman of the Board*                      Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By: Thomas M. Marra
   -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President and
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Senior Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,       *By: /s/ Marianne O'Doherty
     Director*                                        ------------------------
John C. Walters, Executive Vice President,               Marianne O'Doherty
     Director*                                           Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*       Date: July 1, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-101950

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.